UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-06444
Legg Mason Partners Equity Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code:
Fund Investors Services 1-800-822-5544
Or
Institutional Shareholder Services 1-888-425-6432
Date of fiscal year end: January 31
Date of reporting period: January 31, 2009

ITEM 1. REPORT TO STOCKHOLDERS.
The Annual Report to Stockholders is filed herewith.

ANNUAL REPORT / JANUARY 31, 2009

Legg Mason Partners
Target Retirement Series

Legg Mason Partners Target Retirement 2015

Legg Mason Partners Target Retirement 2020

Legg Mason Partners Target Retirement 2025

Legg Mason Partners Target Retirement 2030

Legg Mason Partners Target Retirement 2035

Legg Mason Partners Target Retirement 2040

Legg Mason Partners Target Retirement 2045

Legg Mason Partners Target Retirement 2050

Legg Mason Partners Target Retirement Fund

Managed by LEGG MASON GLOBAL ASSET ALLOCATION, LLC

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Legg Mason Partners Target Retirement Series

The investment objective of each Fund is to seek the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix.

What’s inside

Letter from the chairman	I

Funds overview	1

Funds at a glance	16

Funds expenses	25

Funds performance	43

Historical performances	52

Schedules of investments	61

Statements of assets and liabilities	70

Statements of operations	73

Statements of changes in net assets	76

Financial highlights	85

Notes to financial statements	139

Report of independent registered public accounting firm	160

Board approval of management and subadvisory agreements	161

Additional Information	164

Important tax information	173

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is each Fund’s investment manager and Legg Mason Global Asset Allocation, LLC (“LMGAA”) is each Fund’s subadviser. LMPFA and LMGAA are wholly-owned subsidiaries of Legg Mason, Inc.

Letter from the chairman

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy weakened significantly during the twelve-month period ended January 31, 2009. Looking back, U.S. gross domestic product (“GDP”)i growth was 0.9% and 2.8% during the first and second quarters of 2008, respectively. Contributing to the economy’s expansion were rising exports that were buoyed by a weakening U.S. dollar. In addition, consumer spending accelerated, aided by the government’s tax rebate program. However, the dollar’s rally and the end of the rebate program, combined with other strains on the economy, caused GDP to take a step backward during the second half of 2008. According to the U.S. Department of Commerce, third quarter 2008 GDP declined 0.5% and its preliminary estimate for fourth quarter GDP decline was 6.2%, the latter being the worst quarterly reading since 1982.

While there were increasing signs that the U.S. was headed for a recession, the speculation ended in December 2008. At that time, the National Bureau of Economic Research (“NBER”) — which has the final say on when one begins and ends — announced that a recession had begun in December 2007. The NBER determined that a recession had already started using its definition, which is based on “a significant decline in economic activity spread across the economy, lasting more than a few months, normally visible in production, employment, real income and other indicators.”

Regardless of how one defines a recession, it has felt like we have been in the midst of a recession for quite some time. Consumer spending, which represents approximately two-thirds of GDP, has been disappointing. According to the International Council of Shopping Centers, retail sales rose a tepid 1% in 2008, the weakest level in at least thirty-eight years. In terms of the job market, the U.S. Department of Labor reported that payroll employment declined during each of the last thirteen months ended January 2009. Over that period, 3.6 million jobs were lost, with half of the total occurring during the last three months. In addition, in January 2009, the unemployment rate hit 7.6%, a sixteen-year high.

Ongoing issues related to the housing and subprime mortgage markets and seizing credit markets prompted the Federal Reserve Board (“Fed”)ii to take aggressive and, in some cases, unprecedented actions. When the period began, the federal funds rateiii was 3.00%, as the Fed had cut rates a total of 1.25%, from 4.25% to 3.00% in January 2008. The Fed continued to lower the federal funds rate to 2.00% by the end of April 2008, but then left rates on hold for several months. This was due to growing inflationary pressures as a result of soaring oil and commodity prices, coupled with the sagging U.S. dollar. However, as inflation receded along with oil prices and the global financial crisis escalated, the Fed cut rates twice in October 2008 to 1.00%. Then, in December 2008, it reduced the federal funds rate to a range of zero to 0.25% — an historic low — and maintained this stance during its next meeting in January 2009. In conjunction with the January meeting, the Fed stated that it “will employ all available tools to promote the resumption of sustainable economic growth and to preserve price stability. The focus of the Committee’s policy is to support the functioning of financial markets and stimulate the economy through open market operations and other measures that are likely to keep the size of the Federal Reserve’s balance sheet at a high level.”

Legg Mason Partners Target Retirement Series   I

Letter from the chairman continued

In addition to the interest rate cuts, the Fed took several actions to improve liquidity in the credit markets. In March 2008, it established a new lending program allowing certain brokerage firms, known as primary dealers, to also borrow from its discount window. Also in March, the Fed played a major role in facilitating the purchase of Bear Stearns by JPMorgan Chase. In mid-September 2008, it announced an $85 billion rescue plan for ailing AIG and pumped $70 billion into the financial system as Lehman Brothers’ bankruptcy and mounting troubles at other financial firms roiled the markets.

The U.S. Department of the Treasury has also taken an active role in attempting to stabilize the financial system, as it orchestrated the government’s takeover of mortgage giants Fannie Mae and Freddie Mac in September 2008. In addition, on October 3, 2008, the Treasury’s $700 billion Troubled Asset Relief Program (“TARP”) was approved by Congress and signed into law by former President Bush. President Obama has made reviving the economy a priority in his administration, as his economic stimulus package is expected to surpass $800 billion.

The U.S. stock market was extremely volatile and generated very poor results during the twelve months ended January 31, 2009. Stock prices declined during each of the first two months of the period. This was due, in part, to the credit crunch, weakening corporate profits, rising inflation and fears of an impending recession. The market then reversed course and posted positive returns in April and May 2008. The market’s gains were largely attributed to hopes that the U.S. would skirt a recession and that corporate profits would rebound as the year progressed. However, the escalating credit crisis, mounting turmoil in the financial markets and the rapidly weakening economy caused stock prices to move lower during six of the last eight months of the period, including S&P 500 Indexiv (the “Index”) returns of -8.91%, -16.79% and -7.18% in September, October and November 2008, respectively. The Index ended the period by falling 8.43% in January 2009, its worst month of January ever. All told, the Index returned -38.63% during the twelve months ended January 31, 2009.

Turning to the fixed-income markets, both short- and long-term Treasury yields experienced periods of extreme volatility during the twelve-month period ended January 31, 2009. Investors were initially focused on the subprime segment of the mortgage-backed market. These concerns broadened, however, to include a wide range of financial institutions and markets. As a result, other fixed-income instruments also experienced increased price volatility. This unrest triggered several “flights to quality,” causing Treasury yields to move lower (and their prices higher), while riskier segments of the market saw their yields move higher (and their prices lower). This was particularly true toward the end of 2008, as the turmoil in the financial markets and sharply falling stock prices caused investors to flee securities that were perceived to be risky, even high-quality corporate bonds and high-grade municipal bonds. On several occasions, the yield available from short-term Treasuries fell to nearly zero, as investors were essentially willing to forgo any return potential in order to access the relative safety of government-backed securities. During the twelve months ended January 31, 2009, two-year Treasury yields fell from 2.17% to 0.94%. Over the same time frame, ten-year Treasury yields moved from 3.67% to 2.87%. Looking at the twelve-month period as a whole, the overall bond market, as measured by the Barclays Capital U.S. Aggregate Indexv, returned 2.59%.

A special note regarding increased market volatility

In recent months, we have experienced a series of events that have impacted the financial markets and created concerns among both novice and seasoned investors alike. In particular, we have witnessed the failure and consolidation of several storied financial institutions, periods of heightened market volatility, and aggressive actions by the U.S. federal government to steady the financial markets and restore investor confidence. While we hope that the worst is over in terms of the issues surrounding the credit and housing crises, it is likely that the fallout will continue to impact the financial markets and the U.S. economy well into 2009.

Like all asset management firms, Legg Mason has not been immune to these difficult and, in some ways, unprecedented times. However, today’s challenges have only strengthened our resolve to do everything we can to help you reach your financial goals. Now, as always, we remain committed to providing you with excellent service and a full spectrum of investment choices. And rest assured, we will continue to work hard to ensure that our investment managers make every effort to deliver strong long-term results. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our enhanced website,

II   Legg Mason Partners Target Retirement Series

www.leggmason.com/individualinvestors. Here you can gain immediate access to many special features to help guide you through difficult times, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

During periods of market unrest, it is especially important to work closely with your financial advisor and remember that reaching one’s investment goals unfolds over time and through multiple market cycles. Time and again, history has shown that, over the long run, the markets have eventually recovered and grown.

Information about your funds

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Funds’ manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Funds’ response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Funds are not in a position to predict the outcome of these requests and investigations.

Please read on for a more detailed look at prevailing economic and market conditions during the Funds’ reporting period and to learn how those conditions have affected each Fund’s performance.

Important information with regard to recent regulatory developments that may affect each Fund is contained in the Notes to Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

February 27, 2009

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii	The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii	The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

[v]	The Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

Legg Mason Partners Target Retirement Series   III

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Funds overview

The Legg Mason Partners Target Retirement Series (the “Target Retirement Series”) consists of nine Legg Mason Partners Target Retirement Funds (each a “Target Fund” and collectively the “Target Funds”). Each Target Fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. Each Target Fund is a “fund of funds” that invests in a combination of underlying funds representing a variety of asset classes and investment styles.
Each Target Fund is managed as an asset allocation program. The asset mix in each Target Fund, other than the Legg Mason Partners Target Retirement Fund (the “Retirement Fund”), is managed to a specific target date included in its name (intended to coincide, generally, with an investor’s retirement year) and is designed for investors expecting to retire or achieve another life event around the target date. Over time, the underlying asset mix for the Target Funds, other than the Retirement Fund, will become more conservative based on a predetermined “glidepath” or asset-allocation model. Once a Target Fund (other than the Retirement Fund) reaches its most conservative planned allocation, approximately fifteen years after its target date, the asset mix will become static. The Retirement Fund is designed for investors close to or in their retirement years. The Retirement Fund generally maintains a static asset allocation model.

The Target Funds generally invest in underlying equity funds, including index-based exchange traded funds (“ETFs”), that have a range of investment styles and focuses, including large-, mid- and small-cap funds, growth- and value-oriented funds, international and emerging market equity funds and funds that invest in real estate-related securities. The underlying fixed-income funds also have a range of investment focuses and include funds that invest primarily in investment grade or high-yield fixed-income securities. The underlying fixed-income funds generally invest in U.S. and non-U.S. issuers, including corporate, mortgage- and asset-backed, government and emerging market debt securities.

Q. What were the overall market conditions during the Funds’ reporting period?

A. Global equity markets had one of their worst falls in decades during the reporting period, as the global economy’s recession got worse as the period went on. What started over two years ago as a decline in housing prices has snowballed, first into a problem with securities backed by subprime mortgages, then into a problem with banks and brokers more broadly, and finally into a credit crisis that has dragged down the whole economy and brought firms in a wide variety of industries to the brink of bankruptcy or beyond. For the five-month period from the inception of the Funds on August 29, 2008 through January 31, 2009, the overall domestic stock market, as measured by the S&P 500 Indexi, returned -34.89%. Over the same time frame, the Russell 1000 Indexii of large-cap U.S. stocks produced a total return of -35.59%. Small-cap U.S. stocks performed slightly worse, with the Russell 2000 Indexiii returning -39.57% over the same period. International stock markets were down more than the U.S. stock market. For the five months ended January 31, 2009, the MSCI EAFE Index (Gross)iv produced a total return of -38.17%.

The dramatic economic and financial turmoil during the reporting period — which included the bankruptcy or near-bankruptcy of such once-venerable financial institutions as Lehman Brothers, Fannie Mae, Freddie Mac and AIG, and the closure of household names in retailing such as Circuit City and Linens & Things — set off a massive “flight to quality” in the bond market. The ten-year U.S. Treasury bond yield fell from 3.83% on August 29, 2008 to 2.87% on January 31, 2009, but it fell as low as 2.08% at one point in December. The yield on two-year Treasuries fell even further, from 2.36% to 0.94%, and touched 0.65% at its low. The most dramatic drop in yields, though, was in the three-month Treasury bill, whose yield fell from 1.72% at the start of the period to 0.24% at the end, and which actually fell all the way to a 0.00% yield at several points in December, meaning that investors were so worried about short-term credit risk that they were willing to accept no return at all, just to ensure that they would not lose any principal. However, while yields on government bonds were falling, yields on corporate bonds, whether investment grade or below-investment grade, were rising, as investors shied away from any kind of credit risk. The yield to maturity for the Barclays Capital U.S. Corporate Investment Grade Indexv rose from 6.51% at the start of the period to 7.29% at the end, after peaking at over 9% in October. Bond prices move inversely with yields, so government bond prices rose while corporate bond prices fell. Overall, the Barclays Capital U.S. Aggregate Indexvi, which measures investment grade bonds (both government and corporate), returned 2.26% for the period. However, that overall figure disguises a wide gap between the return on Treasury bonds versus corporate bonds. The Barclays Capital U.S. Treasury Indexvii gained 6.23% over the period, while the Barclays Capital U.S. Corporate Investment Grade Index was down 3.66%, a difference of almost 10% in return in just five months.

Legg Mason Partners Target Retirement Series 2009 Annual Report   1

Funds overview continued

Legg Mason Partners Target Retirement 2015
Performance review
For the period from inception on August 29, 2008 through January 31, 2009, Class A shares of Legg Mason Partners Target Retirement 2015, excluding sales charges, returned -28.96%. The Fund’s primary unmanaged benchmark, the Dow Jones Target 2015 Indexviii, and its secondary unmanaged benchmark, the Legg Mason Partners (“LMP”) Target Retirement 2015 Composite Indexix, returned -16.59% and -25.19%, respectively, for the same period. The Lipper Mixed-Asset Target 2015 Funds Category Average1 returned -25.93%.

   PERFORMANCE SNAPSHOT as of January 31, 2009 (excluding sales charges) (unaudited)

SINCE FUND INCEPTION*
(not annualized)
Target Retirement 2015 — Class A Shares	-28.96%

Dow Jones Target 2015 Index	-16.59%

LMP Target Retirement 2015 Composite Index	-25.19%

Lipper Mixed-Asset Target 2015 Funds Category Average[1]	-25.93%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

Excluding sales charges, Class C shares returned -29.13%, Class FI shares returned -28.96%, Class R shares returned -29.02%, Class I shares returned -28.80% and Class IS shares returned -28.77% over the period from August 29,2008 through January 31, 2009. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions.

Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.

*	The Fund’s inception date is August 29, 2008.

   TOTAL ANNUAL OPERATING EXPENSES† (unaudited)
As of the Fund’s most current prospectus, the gross total operating expense ratios for Class A, Class C, Class FI, Class R, Class I and Class IS shares were 1.35%, 2.10%, 1.35%, 1.60%, 1.05% and 1.90%, respectively.
As a result of contractual expense limitations, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets will not exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares, 0.85% for Class I shares and 0.70% for Class IS shares until August 31, 2009. The expense limitations take into account the expenses of the underlying funds and brokerage commissions paid on purchases and sales of shares of ETFs.

[1]	Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period from August 31,2008 through January 31, 2009, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 133 funds in the Fund’s Lipper category, and excluding sales charges.

† Includes expenses of the underlying funds in which the Fund invests.

2   Legg Mason Partners Target Retirement Series 2009 Annual Report

Legg Mason Partners Target Retirement 2020
Performance review
For the period from inception on August 29, 2008 through January 31, 2009, Class A shares of Legg Mason Partners Target Retirement 2020, excluding sales charges, returned -30.03%. The Fund’s primary unmanaged benchmark, the Dow Jones Target 2020 Indexviii, and its secondary unmanaged benchmark, the Legg Mason Partners (“LMP”) Target Retirement 2020 Composite Indexx, returned -21.58% and -27.37%, respectively, for the same period. The Lipper Mixed-Asset Target 2020 Funds Category Average1 returned -27.55%,

   PERFORMANCE SNAPSHOT as of January 31, 2009 (excluding sales charges) (unaudited)

SINCE FUND INCEPTION*
(not annualized)
Target Retirement 2020 — Class A Shares	-30.03%

Dow Jones Target 2020 Index	-21.58%

LMP Target Retirement 2020 Composite Index	-27.37%

Lipper Mixed-Asset Target 2020 Funds Category Average[1]	-27.55%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

Excluding sales charges, Class C shares returned -30.20%, Class FI shares returned -30.03%, Class R shares returned -30.09%, Class I shares returned -29.96% and Class IS shares returned -29.93% over the period from August 29, 2008 through January 31, 2009. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions.

Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.

*	The Fund’s inception date is August 29, 2008.

   TOTAL ANNUAL OPERATING EXPENSES† (unaudited)
As of the Fund’s most current prospectus, the gross total operating expense ratios for Class A, Class C, Class FI, Class R, Class I and Class IS shares were 1.36%, 2.11%, 1.36%, 1.61%, 1.06% and 0.91%, respectively.
As a result of contractual expense limitations, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets will not exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares, 0.85% for Class I shares and 0.70% for Class IS shares until August 31, 2009. The expense limitations take into account the expenses of the underlying funds and brokerage commissions paid on purchases and sales of shares of ETFs.

[1]	Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period from August 31, 2008 through January 31, 2009, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 178 funds in the Fund’s Lipper category, and excluding sales charges.

† Includes expenses of the underlying funds in which the Fund invests.

Legg Mason Partners Target Retirement Series 2009 Annual Report   3

Funds overview continued

Legg Mason Partners Target Retirement 2025
Performance review
For the period from inception on August 29, 2008 through January 31, 2009, Class A shares of Legg Mason Partners Target Retirement 2025, excluding sales charges, returned -31.93%. The Fund’s primary unmanaged benchmark, the Dow Jones Target 2025 Indexviii, and its secondary unmanaged benchmark, the Legg Mason Partners (“LMP”) Target Retirement 2025 Composite Indexxi, returned -26.39% and -29.33%, respectively, for the same period. The Lipper Mixed-Asset Target 2025 Funds Category Average1 returned -31.51%.

   PERFORMANCE SNAPSHOT as of January 31, 2009 (excluding sales charges) (unaudited)

SINCE FUND INCEPTION*
(not annualized)
Target Retirement 2025 — Class A Shares	-31.93%

Dow Jones Target 2025 Index	-26.39%

LMP Target Retirement 2025 Composite Index	-29.33%

Lipper Mixed-Asset Target 2025 Funds Category Average[1]	-31.51%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

Excluding sales charges, Class C shares returned -32.10%, Class FI shares returned -31.93%, Class R shares returned -31.99%, Class I shares returned -31.78% and Class IS shares returned -31.74% over the period from August 29, 2008 through January 31, 2009. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions.

Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.

*	The Fund’s inception date is August 29, 2008.

   TOTAL ANNUAL OPERATING EXPENSES† (unaudited)
As of the Fund’s most current prospectus, the gross total operating expense ratios for Class A, Class C, Class FI, Class R, Class I and Class IS shares were 1.36%, 2.11%, 1.36%, 1.61%, 1.06% and 0.91%, respectively.
As a result of contractual expense limitations, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets will not exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares, 0.85% for Class I shares and 0.70% for Class IS shares until August 31, 2009. The expense limitations take into account the expenses of the underlying funds and brokerage commissions paid on purchases and sales of shares of ETFs.

[1]	Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period from August 31,2008 through January 31, 2009, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 111 funds in the Fund’s Lipper category, and excluding sales charges.

† Includes expenses of the underlying funds in which the Fund invests.

4   Legg Mason Partners Target Retirement Series 2009 Annual Report

Legg Mason Partners Target Retirement 2030
Performance review
For the period from inception on August 29, 2008 through January 31, 2009, Class A shares of Legg Mason Partners Target Retirement 2030, excluding sales charges, returned -34.13%. The Fund’s primary unmanaged benchmark, the Dow Jones Target 2030 Indexviii, and its secondary unmanaged benchmark, the Legg Mason Partners (“LMP”) Target Retirement 2030 Composite Indexxii, returned -30.44% and -32.17%, respectively, for the same period. The Lipper Mixed-Asset Target 2030 Funds Category Average1 returned -32.92%.

   PERFORMANCE SNAPSHOT as of January 31, 2009 (excluding sales charges) (unaudited)

SINCE FUND INCEPTION*
(not annualized)
Target Retirement 2030 — Class A Shares	-34.13%

Dow Jones Target 2030 Index	-30.44%

LMP Target Retirement 2030 Composite Index	-32.17%

Lipper Mixed-Asset Target 2030 Funds Category Average[1]	-32.92%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

Excluding sales charges, Class C shares returned -34.38%, Class FI shares returned -34.13%, Class R shares returned -34.18%, Class I shares returned -34.06% and Class IS shares returned -34.03% over the period from August 29, 2008 through January 31, 2009. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions.

Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.

*	The Fund’s inception date is August 29, 2008.

   TOTAL ANNUAL OPERATING EXPENSES† (unaudited)
As of the Fund’s most current prospectus, the gross total operating expense ratios for Class A, Class C, Class FI, Class R, Class I and Class IS shares were 1.36%, 2.11%, 1.36%, 1.61%, 1.06% and 0.91%, respectively.
As a result of contractual expense limitations, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets will not exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares, 0.85% for Class I shares and 0.70% for Class IS shares until August 31, 2009. The expense limitations take into account the expenses of the underlying funds and brokerage commissions paid on purchases and sales of shares of ETFs.

[1]	Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period from August 31, 2008 through January 31, 2009, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 171 funds in the Fund’s Lipper category, and excluding sales charges.

† Includes expenses of the underlying funds in which the Fund invests.

Legg Mason Partners Target Retirement Series 2009 Annual Report   5

Funds overview continued

Legg Mason Partners Target Retirement 2035
Performance review
For the period from inception on August 29, 2008 through January 31, 2009, Class A shares of Legg Mason Partners Target Retirement 2035, excluding sales charges, returned -36.51%, The Fund’s primary unmanaged benchmark, the Dow Jones Target 2035 Indexviii, and its secondary unmanaged benchmark, the Legg Mason Partners (“LMP”) Target Retirement 2035 Composite Indexxiii, returned -33.36% and -35.11%, respectively, for the same period. The Lipper Mixed-Asset Target 2035 Funds Category Average1 returned -33.98%.

   PERFORMANCE SNAPSHOT as of January 31, 2009 (excluding sales charges) (unaudited)

SINCE FUND INCEPTION*
(not annualized)
Target Retirement 2035 — Class A Shares	-36.51%

Dow Jones Target 2035 Index	-33.36%

LMP Target Retirement 2035 Composite Index	-35.11%

Lipper Mixed-Asset Target 2035 Funds Category Average[1]	-33.98%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

Excluding sales charges, Class C shares returned -36.67%, Class FI shares returned -36.51%, Class R shares returned -36.57%, Class I shares returned -36.36% and Class IS shares returned -36.33% over the period from August 29, 2008 through January 31, 2009. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions.

Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.

*	The Fund’s inception date is August 29, 2008.

   TOTAL ANNUAL OPERATING EXPENSES† (unaudited)
As of the Fund’s most current prospectus, the gross total operating expense ratios for Class A, Class C, Class FI, Class R, Class I and Class IS shares were 1.36%, 2.11%, 1.36%, 1.61%, 1.06% and 0.91%, respectively.
As a result of contractual expense limitations, the ratio of expenses, other than brokerage, taxes and extraordinary expenses to average net assets will not exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares, 0.85% for Class I shares and 0.70% for Class IS shares until August 31, 2009. The expense limitations take into account the expenses of the underlying funds and brokerage commissions paid on purchases and sales of shares of ETFs.

[1]	Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period from August 31, 2008 through January 31, 2009, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 106 funds in the Fund’s Lipper category, and excluding sales charges.

† Includes expenses of the underlying funds in which the Fund invests.

6   Legg Mason Partners Target Retirement Series 2009 Annual Report

Legg Mason Partners Target Retirement 2040
Performance review
For the period from inception on August 29, 2008 through January 31, 2009, Class A shares of Legg Mason Partners Target Retirement 2040, excluding sales charges, returned -36.91%. The Fund’s primary unmanaged benchmark, the Dow Jones Target 2040 Indexviii, and its secondary unmanaged benchmark, the Legg Mason Partners (“LMP”) Target Retirement 2040 Composite Indexxiv, returned -34.92% and -35.70%, respectively, for the same period. The Lipper Mixed-Asset Target 2040 Funds Category Average1 returned -34.98%.

   PERFORMANCE SNAPSHOT as of January 31, 2009 (excluding sales charges) (unaudited)

SINCE FUND INCEPTION*
(not annualized)
Target Retirement 2040 — Class A Shares	-36.91%

Dow Jones Target 2040 Index	-34.92%

LMP Target Retirement 2040 Composite Index	-35.70%

Lipper Mixed-Asset Target 2040 Funds Category Average[1]	-34.98%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

Excluding sales charges, Class C shares returned -37.16%, Class FI shares returned -36.91%, Class R shares returned -37.05%, Class I shares returned -36.85% and Class IS shares returned -36.82% over the period from August 29, 2008 through January 31, 2009. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions.

Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.

*	The Fund’s inception date is August 29, 2008.

   TOTAL ANNUAL OPERATING EXPENSES† (unaudited)
As of the Fund’s most current prospectus, the gross total operating expense ratios for Class A, Class C, Class FI, Class R, Class I and Class IS shares were 1.37%, 2.12%, 1.37%, 1.62%, 1.07% and 0.92%, respectively.
As a result of contractual expense limitations, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets will not exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares, 0.85% for Class I shares and 0.70% for Class IS shares until August 31, 2009. The expense limitations take into account the expenses of the underlying funds and brokerage commissions paid on purchases and sales of shares of ETFs.

[1]	Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period from August 31, 2008 through January 31, 2009, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 163 funds in the Fund’s Lipper category, and excluding sales charges.

† Includes expenses of the underlying funds in which the Fund invests.

Legg Mason Partners Target Retirement Series 2009 Annual Report   7

Funds overview continued

Legg Mason Partners Target Retirement 2045
Performance review
For the period from inception on August 29, 2008 through January 31, 2009, Class A shares of Legg Mason Partners Target Retirement 2045, excluding sales charges, returned -36.96%. The Fund’s primary unmanaged benchmark, the Dow Jones Target 2045 Indexviii, and its secondary unmanaged benchmark, the Legg Mason Partners (“LMP”) Target Retirement 2045 Composite Indexxv, returned -35.16% and -35.70%, respectively, for the same period. The Lipper Mixed-Asset Target 2045 Funds Category Average1 returned -35.07%.

   PERFORMANCE SNAPSHOT as of January 31, 2009 (excluding sales charges) (unaudited)

SINCE FUND INCEPTION*
(not annualized)
Target Retirement 2045 — Class A Shares	-36.96%

Dow Jones Target 2045 Index	-35.16%

LMP Target Retirement 2045 Composite Index	-35.70%

Lipper Mixed-Asset Target 2045 Funds Category Average[1]	-35.07%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

Excluding sales charges, Class C shares returned -37.20%, Class FI shares returned -36.96%, Class R shares returned -37.01%, Class I shares returned -36.90% and Class IS shares returned -36.86% over the period from August 29, 2008 through January 31, 2009. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions.

Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.

*	The Fund’s inception date is August 29, 2008.

   TOTAL ANNUAL OPERATING EXPENSES† (unaudited)
As of the Fund’s most current prospectus, the gross total operating expense ratios for Class A, Class C, Class Fl, Class R, Class I and Class IS shares were 1.37%, 2.12%, 1.37%, 1.62%, 1.07% and 0.92%, respectively.
As a result of contractual expense limitations, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets will not exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares, 0.85% for Class I shares and 0.70% for Class IS shares until August 31, 2009. The expense limitations take into account the expenses of the underlying funds and brokerage commissions paid on purchases and sales of shares of ETFs.

[1]	Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period from August 31, 2008 through January 31, 2009, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 95 funds in the Fund’s Lipper category, and excluding sales charges.

† Includes expenses of the underlying funds in which the Fund invests.

8   Legg Mason Partners Target Retirement Series 2009 Annual Report

Legg Mason Partners Target Retirement 2050
Performance review
For the period from inception on August 29, 2008 through January 31, 2009, Class A shares of Legg Mason Partners Target Retirement 2050, excluding sales charges, returned -36.98%. The Fund’s primary unmanaged benchmark, the Dow Jones Target 2050 Indexviii, and its secondary unmanaged benchmark, the Legg Mason Partners (“LMP”) Target Retirement 2050 Composite Indexxvi, returned -35.16% and -35.70%, respectively, for the same period. The Lipper Mixed-Asset Target 2050+ Funds Category Average1 returned -35.71%.

   PERFORMANCE SNAPSHOT as of January 31, 2009 (excluding sales charges) (unaudited)

SINCE FUND INCEPTION*
(not annualized)
Target Retirement 2050 — Class A Shares	-36.98%

Dow Jones Target 2050 Index	-35.16%

LMP Target Retirement 2050 Composite Index	-35.70%

Lipper Mixed-Asset Target 2050+ Funds Category Average[1]	-35.71%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

Excluding sales charges, Class C shares returned -37.22%, Class FI shares returned -36.98%, Class R shares returned -37.03%, Class I shares returned -36.92% and Class IS shares returned -36.89% over the period from August 29, 2008 through January 31, 2009. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions.

Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.

*	The Fund’s inception date is August 29, 2008.

   TOTAL ANNUAL OPERATING EXPENSES† (unaudited)
As of the Fund’s most current prospectus, the gross total operating expense ratios for Class A, Class C, Class FI, Class R, Class I and Class IS shares were 1.37%, 2.12%, 1.37%, 1.62%, 1.07% and 0.92%, respectively.
As a result of contractual expense limitations, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets will not exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares, 0.85% for Class I shares and 0.70% for Class IS shares until August 31, 2009. The expense limitations take into account the expenses of the underlying funds and brokerage commissions paid on purchases and sales of shares of ETFs.

[1]	Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period from August 31, 2008 through January 31, 2009, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 130 funds in the Fund’s Lipper category, and excluding sales charges.

† Includes expenses of the underlying funds in which the Fund invests.

Legg Mason Partners Target Retirement Series 2009 Annual Report   9

Funds overview continued

Legg Mason Partners Target Retirement Fund
Performance review
For the period from inception on August 29, 2008 through January 31, 2009, Class A shares of Legg Mason Partners Target Retirement Fund, excluding sales charges, returned -22.04%. The Fund’s primary unmanaged benchmarks, the Russell 3000 Indexxvii, the MSCI EAFE Index (Gross) and the Barclays Capital U.S. Aggregate Index, and its secondary unmanaged benchmark, the Legg Mason Partners (“LMP”) Target Retirement Fund Composite Indexxviii, returned -35.91%, -38.17%, 2.26% and -16.25%, respectively, for the same period. The Lipper Mixed-Asset Target Allocation Conservative Funds Category Average1 returned -15.86%.

   PERFORMANCE SNAPSHOT as of January 31, 2009 (excluding sales charges) (unaudited)

SINCE FUND INCEPTION*
(not annualized)
Target Retirement Fund — Class A Shares	-22.04%

Russell 3000 Index	-35.91%

MSCI EAFE Index (Gross)	-38.17%

Barclays Capital U.S. Aggregate Index	2.26%

LMP Target Retirement Fund Composite Index	-16.25%

Lipper Mixed-Asset Target Allocation Conservative Funds Category Average[1]	-15.86%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

Excluding sales charges, Class C shares returned -22.32%, Class FI shares returned -22.04%, Class R shares returned -22.10%, Class I shares returned -21.96% and Class IS shares returned -21.92% over the period from August 29, 2008 through January 31, 2009. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions.

Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.

*	The Fund’s inception date is August 29, 2008.

   TOTAL ANNUAL OPERATING EXPENSES† (unaudited)
As of the Fund’s most current prospectus, the gross total operating expense ratios for Class A, Class C, Class FI, Class R, Class I and Class IS shares were 1.30%, 2.05%, 1.30%, 1.55%, 1.00% and 0.85%, respectively.
As a result of contractual expense limitations, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets will not exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares, 0.85% for Class I shares and 0.70% for Class IS shares until August 31, 2009. The expense limitations take into account the expenses of the underlying funds and brokerage commissions paid on purchases and sales of shares of ETFs.

[1]	Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period from August 31, 2008 through January 31, 2009, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 450 funds in the Fund’s Lipper category, and excluding sales charges.

† Includes expenses of the underlying funds in which the Fund invests.

10   Legg Mason Partners Target Retirement Series 2009 Annual Report

Q. What were the leading contributors and detractors to performance?

A. Given the fact that stock markets underperformed bond markets during the five months ended January 31, 2009, the Target Funds with higher allocations to underlying bond funds performed better than the Target Funds with higher allocations to underlying stock funds. Within the fixed-income market, high-yield bonds and emerging market bonds performed significantly worse than investment grade bonds during the reporting period. As such, Target Funds with greater exposure to high-yield or emerging market debt tended to perform worse than Target Funds with less exposure. Within equity markets, as emerging stock markets performed worse than developed markets, Target Funds with more emerging market equity exposure tended to perform worse.

For the reporting period, the underlying funds with the best performance were Western Asset Core Plus Bond Portfolio and Global Opportunities Bond Fund. Although both funds produced returns that were negative, they were down less than any of the other underlying funds. In contrast, the underlying funds which were the largest detractors from performance were Legg Mason Growth Trust, Inc., Vanguard® REIT Index Fund (ETF Shares)xix and Legg Mason Emerging Markets Trust.

Thank you for your investment in the Target Retirement Series. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Funds’ investment goals.

Sincerely,

Steven Bleiberg Portfolio Manager Legg Mason Global Asset Allocation, LLC	Andrew Purdy Portfolio Manager Legg Mason Global Asset Allocation, LLC

February 17, 2009

Legg Mason Partners Target Retirement Series 2009 Annual Report   11

Funds overview continued

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Mutual funds are subject to risk, including possible loss of principal. Because these Funds invest in both stocks and bonds, the Funds may underperform stock funds when stocks are in favor, and underperform bond funds when bonds are in favor. Investments in bonds are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of a Fund’s share price. International stocks are subject to certain risks, including currency fluctuations and changes in political and economic conditions; these risks are heightened for investments in emerging markets; small- and mid-cap stocks often experience sharper price fluctuations than stocks of large-cap companies; high-yield securities are lower-rated issues and inherently more risky than higher-rated securities.

Each Fund in the Target Retirement Series is a “fund of funds” — meaning it invests in other underlying funds. There are additional risks and other expenses associated with Funds that invest in other mutual funds rather than directly in portfolio securities. In addition to a Fund’s operating expenses, an investment will indirectly bear the operating expenses of the underlying funds. Each underlying fund may engage in active and frequent trading, resulting in higher portfolio turnover and transaction costs. This may lead to the distribution of higher capital gains to shareholders, increasing their tax liability. Certain of the underlying funds may sell securities short. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short. Investment in underlying funds that invest in real estate-related securities (including REITs) expose a fund to risk similar to investing directly in real estate. The value of these underlying investments may be affected by changes in the value of the underlying real estate, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment. In addition, some of the underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Funds’ prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

ii	The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

iii	The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

iv	The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The MSCI EAFE Index consists of the following twenty-one developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

[v]	The Barclays Capital (formerly Lehman Brothers) U.S. Corporate Investment Grade Index is an unmanaged index consisting of publicly issued U.S. Corporate and specified foreign debentures and secured notes that are rated investment grade (Baa3/BBB-or higher) by at least two ratings agencies, have at least one year to final maturity and have at least $250 million par amount outstanding. To qualify, bonds must be SEC-registered.

vi	The Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vii	The Barclays Capital (formerly Lehman Brothers) U.S. Treasury Index is a measure of the public obligations of the U.S. Treasury.

viii	The Dow Jones Target Date Indices (each an “Index” or collectively the “Indices”) are a series of indices designed as benchmarks for multi-asset class portfolios with risk profiles that become more conservative over time. Each Index is comprised of a set of equity, bond and cash sub-indices. The Index weightings among the major asset classes are adjusted monthly based on a published set of Index rules. The Indices with longer time horizons have higher allocations to equity securities, while the Indices with shorter time horizons replace some of their stock allocations with allocations to fixed-income securities and money market instruments. The Index returns reflect hypothetical back-tested performance. Back-tested performance information is purely hypothetical and is provided solely for informational purposes.

ix	The LMP Target Retirement 2015 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of January 31, 2009. The Composite Index combines returns from the MSCI EAFE Index (24.19%), Russell 1000 Index (22.76%), Barclays Capital U.S. Aggregate Index (22.24%), Barclays Capital Global Aggregate ex-USD Index (15%), FTSE NAREIT All RElTs Index (5%), Russell 2000 Index (5%), MSCI Emerging Markets Index (4.54%) and Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index (1.27%). The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Barclays Capital U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Barclays Capital Global Aggregate ex-USD Index tracks an international basket of government, corporate, agency and mortgage-related bonds. The FTSE NAREIT All REITs Index consists of all tax-qualified real estate investment trusts (“REITs”) listed on the New York Stock Exchange, American Stock Exchange or NASDAQ National Market List. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays Capital U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

12   Legg Mason Partners Target Retirement Series 2009 Annual Report

[x]	The LMP Target Retirement 2020 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of January 31, 2009. The Composite Index combines returns from the Russell 1000 Index (27.66%), MSCI EAFE Index (25.97%), Barclays Capital U.S. Aggregate Index (15.58%), Barclays Capital Global Aggregate ex-USD Index (15%), FTSE NAREIT All REITs Index (5%), Russell 2000 Index (5%), MSCI Emerging Markets Index (4.03%), JPMorgan Emerging Markets Bond Index Plus (1.24%) and Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index (0.52%). The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Barclays Capital U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Barclays Capital Global Aggregate ex-USD Index tracks an international basket of government, corporate, agency and mortgage-related bonds. The FTSE NAREIT All REITs Index consists of all tax-qualified real estate investment trusts (“REITs”) listed on the New York Stock Exchange, American Stock Exchange or NASDAQ National Market List. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The JPMorgan Emerging Markets Bond Index Plus is a total return index that tracks the traded market for U.S. dollar-denominated Brady and other similar sovereign restructured bonds traded in the emerging markets. The Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays Capital U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

xi	The LMP Target Retirement 2025 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of January 31, 2009. The Composite Index combines returns from the Russell 1000 Index (33.12%), MSCI EAFE Index (26.95%), Barclays Capital Global Aggregate ex-USD Index (12.52%), Barclays Capital U.S. Aggregate Index (10.53%), FTSE NAREIT All REITs Index (5%), Russell 2000 Index (5%), JPMorgan Emerging Markets Bond Index Plus (3.08%), MSCI Emerging Markets Index (3.05%) and Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index (0.75%). The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Barclays Capital Global Aggregate ex-USD Index tracks an international basket of government, corporate, agency and mortgage-related bonds. The Barclays Capital U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The FTSE NAREIT All REITs Index consists of all tax-qualified real estate investment trusts (“REITs”) listed on the New York Stock Exchange, American Stock Exchange or NASDAQ National Market List. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The JPMorgan Emerging Markets Bond Index Plus is a total return index that tracks the traded market for U.S. dollar-denominated Brady and other similar sovereign restructured bonds traded in the emerging markets. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays Capital U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

xii	The LMP Target Retirement 2030 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of January 31, 2009. The Composite Index combines returns from the Russell 1000 Index (41.43%), MSCI EAFE Index (28.08%), Barclays Capital U.S. Aggregate Index (6.77%), FTSE NAREIT All REITs Index (5%), JPMorgan Emerging Markets Bond Index Plus (5%), Russell 2000 Index (5%), Barclays Capital Global Aggregate ex-USD Index (4.97%), MSCI Emerging Markets Index (1.92%) and Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index (1.83%). The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Barclays Capital U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The FTSE NAREIT All REITs Index consists of all tax-qualified real estate investment trusts (“REITs”) listed on the New York Stock Exchange, American Stock Exchange or NASDAQ National Market List. The JPMorgan Emerging Markets Bond Index Plus is a total return index that tracks the traded market for U.S. dollar-denominated Brady and other similar sovereign restructured bonds traded in the emerging markets. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Barclays Capital Global Aggregate ex-USD Index tracks an international basket of government, corporate, agency and mortgage-related bonds. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays Capital U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

xiii	The LMP Target Retirement 2035 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of January 31, 2009. The Composite Index combines returns from the Russell 1000 Index (52%), MSCI EAFE Index (28.27%),

Legg Mason Partners Target Retirement Series 2009 Annual Report   13

Funds overview continued

FTSE NAREIT All REITs Index (5%), JPMorgan Emerging Markets Bond Index Plus (5%), Russell 2000 Index (5%), Barclays Capital U.S. Aggregate Index (3%) and MSCI Emerging Markets Index (1.73%). The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The FTSE NAREIT All REITs Index consists of all tax-qualified real estate investment trusts (“REITs”) listed on the New York Stock Exchange, American Stock Exchange or NASDAQ National Market List. The JPMorgan Emerging Markets Bond Index Plus is a total return index that tracks the traded market for U.S. dollar-denominated Brady and other similar sovereign restructured bonds traded in the emerging markets. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Barclays Capital U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

xiv	The LMP Target Retirement 2040 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of January 31, 2009. The Composite Index combines returns from the Russell 1000 Index (51%), MSCI EAFE Index (25.66%), Russell 2000 Index (7.57%), FTSE NAREIT All REITs Index (5%), MSCI Emerging Markets Index (4.34%), JPMorgan Emerging Markets Bond Index Plus (3.43%) and Barclays Capital U.S. Aggregate Index (3%). The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The FTSE NAREIT All REITs Index consists of all tax-qualified real estate investment trusts (“REITs”) listed on the New York Stock Exchange, American Stock Exchange or NASDAQ National Market List. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The JPMorgan Emerging Markets Bond Index Plus is a total return index that tracks the traded market for U.S. dollar-denominated Brady and other similar sovereign restructured bonds traded in the emerging markets. The Barclays Capital U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

xv	The LMP Target Retirement 2045 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of January 31, 2009. The Composite Index combines returns from the Russell 1000 Index (51%), MSCI EAFE Index (25.66%), Russell 2000 Index (7.57%), FTSE NAREIT All REITs Index (5%), MSCI Emerging Markets Index (4.34%), JPMorgan Emerging Markets Bond Index Plus (3.43%) and Barclays Capital U.S. Aggregate Index (3%). The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The FTSE NAREIT All REITs Index consists of all tax-qualified real estate investment trusts (“REITs”) listed on the New York Stock Exchange, American Stock Exchange or NASDAQ National Market List. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The JPMorgan Emerging Markets Bond Index Plus is a total return index that tracks the traded market for U.S. dollar-denominated Brady and other similar sovereign restructured bonds traded in the emerging markets. The Barclays Capital U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

xvi	The LMP Target Retirement 2050 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of January 31, 2009. The Composite Index combines returns from the Russell 1000 Index (51%), MSCI EAFE Index (25.66%), Russell 2000 Index (7.57%), FTSE NAREIT All REITs Index (5%), MSCI Emerging Markets Index (4.34%), JPMorgan Emerging Markets Bond Index Plus (3.43%) and Barclays Capital U.S. Aggregate Index (3%). The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The FTSE NAREIT All REITs Index consists of all tax-qualified real estate investment trusts (“REITs”) listed on the New York Stock Exchange, American Stock Exchange or NASDAQ National Market List. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The JPMorgan Emerging Markets Bond Index Plus is a total return index that tracks the traded market for U.S. dollar-denominated Brady and other similar sovereign restructured bonds traded in the emerging markets. The Barclays Capital U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. Over time, the Composite Index will change with the Fund’s asset allocation; and the

14   Legg Mason Partners Target Retirement Series 2009 Annual Report

Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

xvii	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

xviii	The LMP Target Retirement Fund Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of January 31, 2009. The Composite Index combines returns from the Barclays Capital U.S. Aggregate Index (42,18%), Barclays Capital Global Aggregate ex-USD Index (15%), MSCI EAFE Index (13.91%), Russell 1000 Index (8.3%), Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index (7.39%), FTSE NAREIT All REITs Index (5%), Russell 2000 Index (5%) and MSCI Emerging Markets Index (3.22%). The Barclays Capital U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Barclays Capital Global Aggregate ex-USD Index tracks an international basket of government, corporate, agency and mortgage-related bonds. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays Capital U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. The FTSE NAREIT All REITs Index consists of all tax-qualified real estate investment trusts (“REITs”) listed on the New York Stock Exchange, American Stock Exchange or NASDAQ National Market List. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

xix	Vanguard® is a registered trademark of The Vanguard Group, Inc. (“Vanguard”). Neither Vanguard nor the Vanguard® funds make any representations regarding the advisability of investing in a fund in the Legg Mason Partners Target Retirement Series.

Legg Mason Partners Target Retirement Series 2009 Annual Report   15

Funds at a glance (unaudited)

   LEGG MASON PARTNERS TARGET RETIREMENT 2015 BREAKDOWN (%) As of — January 31, 2009†

As a Percent of Total Long-Term Investments

16   Legg Mason Partners Target Retirement Series 2009 Annual Report

   LEGG MASON PARTNERS TARGET RETIREMENT 2020 BREAKDOWN (%) As of — January 31, 2009†

As a Percent of Total Long-Term Investments

Legg Mason Partners Target Retirement Series 2009 Annual Report   17

Funds at a glance (unaudited) continued

   LEGG MASON PARTNERS TARGET RETIREMENT 2025 BREAKDOWN (%) As of — January 31, 2009†

As a Percent of Total Long-Term Investments

% OF TOTAL LONG-TERM INVESTMENTS	TOP 5 SECTORS
13.7 Legg Mason Charles Street Trust, Inc. - Global Opportunities Bond Fund, Institutional Select Class Shares	Foreign Government Obligations Corporate Bonds and Notes Mortgage-Backed Securities U.S. Government and Agency Obligations Yankee Bonds
11.1 iShares Trust - iShares MSCI EAFE Index Fund	Financials Industrials Consumer Staples Consumer Discretionary Health Care
10.6 Western Asset Funds, Inc. - Western Asset Core Bond Portfolio, Institutional Select Class Shares	U.S. Government Agency Mortgage-Backed Securities Corporate Bonds and Notes Mortgage-Backed Securities U.S. Government and Agency Obligations Yankee Bonds
9.6 iShares Trust - iShares Russell 1000 Growth Index Fund	Technology Health Care Consumer Discretionary Consumer Staples Producer Durables
8.7 Legg Mason Partners Equity Trust - Legg Mason Partners International All Cap Opportunity Fund, Class IS Shares	Financials Industrials Consumer Staples Health Care Consumer Discretionary
8.2 Legg Mason Global Trust, Inc. - Legg Mason International Equity Trust, Institutional Select Class Shares	Financials Health Care Energy Consumer Staples Consumer Discretionary
5.1 Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares	Specialized REITs Retail REITs Office REITs Residential REITs Diversified REITs
4.8 Legg Mason Partners Equity Trust - Legg Mason Partners Appreciation Fund, Class IS Shares	Industrials Information Technology Energy Consumer Staples Financials
4.5 Legg Mason Partners Equity Trust - Legg Mason Partners U.S. Large Cap Equity Fund, Class IS Shares	Health Care Information Technology Energy Consumer Staples Consumer Discretionary
4.0 iShares Trust - iShares Russell 1000 Value Index Fund	Financial Services Health Care Utilities Integrated Oils Consumer Discretionary
3.2 Legg Mason Partners Income Trust - Western Asset Emerging Markets Debt Portfolio, Class I Shares	Financials Energy Materials Telecommunication Services Industrials
3.1 The Royce Fund - Royce Value Fund, Institutional Class Shares	Natural Resources Industrial Products Technology Industrial Services Financial Intermediaries
2.9 Legg Mason Partners Equity Trust - Legg Mason Partners Aggressive Growth Fund, Class IS Shares	Health Care Energy Consumer Discretionary Information Technology Industrials
2.8 Legg Mason Growth Trust, Inc., Institutional Class Shares	Information Technology Industrials Health Care Consumer Discretionary Energy
2.7 Legg Mason Value Trust, Inc., Institutional Class Shares	Information Technology Health Care Consumer Discretionary Financials Utilities
1.8 iShares Trust - iShares Russell 2000 Index Fund	Financial Services Health Care Consumer Discretionary Technology Materials & Processing
1.3 Legg Mason Global Trust, Inc. - Legg Mason Emerging Markets Trust, Institutional Select Class Shares	Financials Telecommunication Services Energy Materials Information Technology
1.1 Vanguard International Equity Index Funds - Vanguard Emerging Markets Stock Index Fund, ETF Shares	Financials Energy Materials Telecommunication Services Information Technology
0.8 Western Asset Funds, Inc. - Western Asset High Yield Portfolio, Institutional Select Class Shares	Corporate Bonds and Notes Yankee Bonds Loan Participations and Assignments U.S. Government and Agency Obligations Preferred Stocks

†Subject to change at any time.

18   Legg Mason Partners Target Retirement Series 2009 Annual Report

   LEGG MASON PARTNERS TARGET RETIREMENT 2030 BREAKDOWN (%) As of — January 31, 2009†

As a Percent of Total Long-Term Investments

Legg Mason Partners Target Retirement Series 2009 Annual Report   19

Funds at a glance (unaudited) continued

   LEGG MASON PARTNERS TARGET RETIREMENT 2035 BREAKDOWN (%) As of — January 31, 2009†

As a Percent of Total Long-Term Investments

20   Legg Mason Partners Target Retirement Series 2009 Annual Report

   LEGG MASON PARTNERS TARGET RETIREMENT 2040 BREAKDOWN (%) As of — January 31, 2009†

As a Percent of Total Long-Term Investments

Legg Mason Partners Target Retirement Series 2009 Annual Report   21

Funds at a glance (unaudited) continued

   LEGG MASON PARTNERS TARGET RETIREMENT 2045 BREAKDOWN (%) As of — January 31, 2009†

As a Percent of Total Long-Term Investments

22   Legg Mason Partners Target Retirement Series 2009 Annual Report

   LEGG MASON PARTNERS TARGET RETIREMENT 2050 BREAKDOWN (%) As of — January 31, 2009†

As a Percent of Total Long-Term Investments

Legg Mason Partners Target Retirement Series 2009 Annual Report   23

Funds at a glance (unaudited) continued

   LEGG MASON PARTNERS TARGET RETIREMENT FUND BREAKDOWN (%) As of — January 31, 2009†

As a Percent of Total Long-Term Investments

24   Legg Mason Partners Target Retirement Series 2009 Annual Report

Funds expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payment; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 29, 2008 (inception date) and held for the period ended January 31, 2009.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

   BASED ON ACTUAL TOTAL RETURN1

	Actual Total
	Return
	Without	Beginning	Ending	Annualized	Expenses
	Sales	Account	Account	Expense	Paid During
Legg Mason Partners Target Retirement 2015	Charges[2]	Value	Value	Ratios[3]	the Period[4]
Class A	(28.96)%	$1,000.00	$710.40	0.58%	$2.06

Class C	(29.13)	1,000.00	708.70	1.33	4.72

Class FI	(28.96)	1,000.00	710.40	0.58	2.06

Class R	(29.02)	1,000.00	709.80	0.83	2.95

Class I	(28.80)	1,000.00	712.00	0.28	1.00

Class IS	(28.77)	1,000.00	712.30	0.13	0.46

[1]	For the period August 29, 2008 (inception date) through January 31, 2009.

[2]	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

Legg Mason Partners Target Retirement Series 2009 Annual Report   25

Funds expenses (unaudited) continued

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

   BASED ON HYPOTHETICAL TOTAL RETURN1

	Hypothetical	Beginning	Ending	Annualized	Expenses
	Annualized	Account	Account	Expense	Paid During
Legg Mason Partners Target Retirement 2015	Total Return	Value	Value	Ratio[2]	the Period[3]
Class A	5.00%	$1,000.00	$1,018.36	0.58%	$2.43

Class C	5.00	1,000.00	1,015.24	1.33	5.57

Class FI	5.00	1,000.00	1,018.36	0.58	2.43

Class R	5.00	1,000.00	1,017.32	0.83	3.48

Class I	5.00	1,000.00	1,019.60	0.28	1.17

Class IS	5.00	1,000.00	1,020.23	0.13	0.55

[1]	For the period August 29, 2008 (inception date) through January 31, 2009.

[2]	Does not include expenses of the Underlying Funds in which the Fund invests.

[3]	Expenses (net of fee waivers and/or expense reimbursements) are equal to the class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

26   Legg Mason Partners Target Retirement Series 2009 Annual Report

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payment; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 29, 2008 (inception date) and held for the period ended January 31, 2009.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

   BASED ON ACTUAL TOTAL RETURN1

	Actual Total
	Return
	Without	Beginning	Ending	Annualized	Expenses
	Sales	Account	Account	Expense	Paid During
Legg Mason Partners Target Retirement 2020	Charges[2]	Value	Value	Ratios[3]	the Period[4]
Class A	(30.03)%	$1,000.00	$699.70	0.57%	$2.01

Class C	(30.20)	1,000.00	698.00	1.32	4.65

Class FI	(30.03)	1,000.00	699.70	0.57	2.01

Class R	(30.09)	1,000.00	699.10	0.83	2.93

Class I	(29.96)	1,000.00	700.40	0.27	0.95

Class IS	(29.93)	1,000.00	700.70	0.12	0.42

[1]	For the period August 29, 2008 (inception date) through January 31, 2009.

[2]	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

Legg Mason Partners Target Retirement Series 2009 Annual Report   27

Funds expenses (unaudited) continued

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

   BASED ON HYPOTHETICAL TOTAL RETURN1

	Hypothetical	Beginning	Ending	Annualized	Expenses
	Annualized	Account	Account	Expense	Paid During
Legg Mason Partners Target Retirement 2020	Total Return	Value	Value	Ratio[2]	the Period[3]
Class A	5.00%	$1,000.00	$1,018.40	0.57%	$2.39

Class C	5.00	1,000.00	1,015.28	1.32	5.52

Class FI	5.00	1,000.00	1,018.40	0.57	2.39

Class R	5.00	1,000.00	1,017.32	0.83	3.48

Class I	5.00	1,000.00	1,019.64	0.27	1.13

Class IS	5.00	1,000.00	1,020.27	0.12	0.50

[1]	For the period August 29, 2008 (inception date) through January 31, 2009.

[2]	Does not include expenses of the Underlying Funds in which the Fund invests.

[3]	Expenses (net of fee waivers and/or expense reimbursements) are equal to the class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

28   Legg Mason Partners Target Retirement Series 2009 Annual Report

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payment; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 29, 2008 (inception date) and held for the period ended January 31, 2009.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

   BASED ON ACTUAL TOTAL RETURN1

	Actual Total
	Return
	Without	Beginning	Ending	Annualized	Expenses
	Sales	Account	Account	Expense	Paid During
Legg Mason Partners Target Retirement 2025	Charges[2]	Value	Value	Ratios[3]	the Period[4]
Class A	(31.93)%	$1,000.00	$680.70	0.57%	$1.99

Class C	(32.10)	1,000.00	679.00	1.31	4.57

Class FI	(31.93)	1,000.00	680.70	0.57	1.99

Class R	(31.99)	1,000.00	680.10	0.82	2.86

Class I	(31.78)	1,000.00	682.20	0.27	0.94

Class IS	(31.74)	1,000.00	682.60	0.12	0.42

[1]	For the period August 29, 2008 (inception date) through January 31, 2009.

[2]	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

Legg Mason Partners Target Retirement Series 2009 Annual Report   29

Funds expenses (unaudited) continued

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

   BASED ON HYPOTHETICAL TOTAL RETURN1

	Hypothetical	Beginning	Ending	Annualized	Expenses
	Annualized	Account	Account	Expense	Paid During
Legg Mason Partners Target Retirement 2025	Total Return	Value	Value	Ratio[2]	the Period[3]
Class A	5.00%	$1,000.00	$1,018.40	0.57%	$2.39

Class C	5.00	1,000.00	1,015.32	1.31	5.48

Class FI	5.00	1,000.00	1,018.40	0.57	2.39

Class R	5.00	1,000.00	1,017.36	0.82	3.44

Class I	5.00	1,000.00	1,019.64	0.27	1.13

Class IS	5.00	1,000.00	1,020.27	0.12	0.50

[1]	For the period August 29, 2008 (inception date) through January 31, 2009.

[2]	Does not include expenses of the Underlying Funds in which the Fund invests.

[3]	Expenses (net of fee waivers and/or expense reimbursements) are equal to the each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

30   Legg Mason Partners Target Retirement Series 2009 Annual Report

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 29, 2008 (inception date) and held for the period ended January 31, 2009.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

   BASED ON ACTUAL TOTAL RETURN1

	Actual Total
	Return
	Without	Beginning	Ending	Annualized	Expenses
	Sales	Account	Account	Expense	Paid During
Legg Mason Partners Target Retirement 2030	Charges[2]	Value	Value	Ratio[3]	the Period[4]
Class A	(34.13)%	$1,000.00	$658.70	0.57%	$1.96

Class C	(34.38)	1,000.00	656.20	1.32	4.54

Class FI	(34.13)	1,000.00	658.70	0.57	1.96

Class R	(34.18)	1,000.00	658.20	0.82	2.82

Class I	(34.06)	1,000.00	659.40	0.27	0.93

Class IS	(34.03)	1,000.00	659.70	0.12	0.41

[1]	For the period August 29, 2008 (inception date) through January 31, 2009.

[2]	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

Legg Mason Partners Target Retirement Series 2009 Annual Report   31

Funds expenses (unaudited) continued

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

   BASED ON HYPOTHETICAL TOTAL RETURN1

	Hypothetical	Beginning	Ending	Annualized	Expenses
	Annualized	Account	Account	Expense	Paid During
Legg Mason Partners Target Retirement 2030	Total Return	Value	Value	Ratio[2]	the Period[3]
Class A	5.00%	$1,000.00	$1,018.40	0.57%	$2.39

Class C	5.00	1,000.00	1,015.28	1.32	5.52

Class FI	5.00	1,000.00	1,018.40	0.57	2.39

Class R	5.00	1,000.00	1,017.36	0.82	3.44

Class I	5.00	1,000.00	1,019.64	0.27	1.13

Class IS	5.00	1,000.00	1,020.27	0.12	0.50

[1]	For the period August 29, 2008 (inception date) through January 31, 2009.

[2]	Does not include expenses of the Underlying Funds in which the Fund invests.

[3]	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

32   Legg Mason Partners Target Retirement Series 2009 Annual Report

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payment; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 29, 2008 (inception date) and held for the period ended January 31, 2009.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

   BASED ON ACTUAL TOTAL RETURN1

	Actual Total
	Return
	Without	Beginning	Ending	Annualized	Expenses
	Sales	Account	Account	Expense	Paid During
Legg Mason Partners Target Retirement 2035	Charges[2]	Value	Value	Ratios[3]	the Period[4]
Class A	(36.51)%	$1,000.00	$634.90	0.57%	$1.94

Class C	(36.67)	1,000.00	633.30	1.32	4.48

Class FI	(36.51)	1,000.00	634.90	0.57	1.94

Class R	(36.57)	1,000.00	634.30	0.82	2.78

Class I	(36.36)	1,000.00	636.40	0.27	0.92

Class IS	(36.33)	1,000.00	636.70	0.12	0.41

[1]	For the period August 29, 2008 (inception date) through January 31, 2009.

[2]	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

Legg Mason Partners Target Retirement Series 2009 Annual Report   33

Funds expenses (unaudited) continued

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Funds with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

   BASED ON HYPOTHETICAL TOTAL RETURN1

	Hypothetical	Beginning	Ending	Annualized	Expenses
	Annualized	Account	Account	Expense	Paid During
Legg Mason Partners Target Retirement 2035	Total Return	Value	Value	Ratio[2]	the Period[3]
Class A	5.00%	$1,000.00	$1,018.40	0.57%	$2.39

Class C	5.00	1,000.00	1,015.28	1.32	5.52

Class FI	5.00	1,000.00	1,018.40	0.57	2.39

Class R	5.00	1,000.00	1,017.36	0.82	3.44

Class I	5.00	1,000.00	1,019.64	0.27	1.13

Class IS	5.00	1,000.00	1,020.27	0.12	0.50

[1]	For the period August 29, 2008 (inception date) through January 31, 2009.

[2]	Does not include expenses of the Underlying Funds in which the Fund invests.

[3]	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

34   Legg Mason Partners Target Retirement Series 2009 Annual Report

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payment; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 29, 2008 (inception date) and held for the period ended January 31, 2009.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

   BASED ON ACTUAL TOTAL RETURN1

	Actual Total
	Return
	Without	Beginning	Ending	Annualized	Expenses
	Sales	Account	Account	Expense	Paid During
Legg Mason Partners Target Retirement 2040	Charges[2]	Value	Value	Ratios[3]	the Period[4]
Class A	(36.91)%	$1,000.00	$630.90	0.57%	$1.93

Class C	(37.16)	1,000.00	628.40	1.32	4.46

Class FI	(36.91)	1,000.00	630.90	0.57	1.93

Class R	(37.05)	1,000.00	629.50	0.82	2.77

Class I	(36.85)	1,000.00	631.50	0.27	0.91

Class IS	(36.82)	1,000.00	631.80	0.12	0.41

[1]	For the period August 29, 2008 (inception date) through January 31, 2009.

[2]	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

Legg Mason Partners Target Retirement Series 2009 Annual Report   35

Funds expenses (unaudited) continued

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Funds with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

   BASED ON HYPOTHETICAL TOTAL RETURN1

	Hypothetical	Beginning	Ending	Annualized	Expenses
	Annualized	Account	Account	Expense	Paid During
Legg Mason Partners Target Retirement 2040	Total Return	Value	Value	Ratio[2]	the Period[3]
Class A	5.00%	$1,000.00	$1,018.40	0.57%	$2.39

Class C	5.00	1,000.00	1,015.28	1.32	5.52

Class FI	5.00	1,000.00	1,018.40	0.57	2.39

Class R	5.00	1,000.00	1,017.36	0.82	3.44

Class I	5.00	1,000.00	1,019.64	0.27	1.13

Class IS	5.00	1,000.00	1,020.27	0.12	0.50

[1]	For the period August 29, 2008 (inception date) through January 31, 2009.

[2]	Does not include expenses of the Underlying Funds in which the Fund invests.

[3]	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

36   Legg Mason Partners Target Retirement Series 2009 Annual Report

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payment; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 29, 2008 (inception date) and held for the period ended January 31, 2009.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

   BASED ON ACTUAL TOTAL RETURN1

	Actual Total
	Return
	Without	Beginning	Ending	Annualized	Expenses
	Sales	Account	Account	Expense	Paid During
Legg Mason Partners Target Retirement 2045	Charges[2]	Value	Value	Ratios[3]	the Period[4]
Class A	(36.96)%	$1,000.00	$630.40	0.57%	$1.93

Class C	(37.20)	1,000.00	628.00	1.32	4.46

Class FI	(36.96)	1,000.00	630.40	0.57	1.93

Class R	(37.01)	1,000.00	629.90	0.82	2.78

Class I	(36.90)	1,000.00	631.00	0.27	0.91

Class IS	(36.86)	1,000.00	631.40	0.12	0.41

[1]	For the period August 29, 2008 (inception date) through January 31, 2009.

[2]	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

Legg Mason Partners Target Retirement Series 2009 Annual Report   37

Funds expenses (unaudited) continued

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Funds with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

   BASED ON HYPOTHETICAL TOTAL RETURN1

	Hypothetical	Beginning	Ending	Annualized	Expenses
	Annualized	Account	Account	Expense	Paid During
Legg Mason Partners Target Retirement 2045	Total Return	Value	Value	Ratio[2]	the Period[3]
Class A	5.00%	$1,000.00	$1,018.40	0.57%	$2.39

Class C	5.00	1,000.00	1,015.28	1.32	5.52

Class FI	5.00	1,000.00	1,018.40	0.57	2.39

Class R	5.00	1,000.00	1,017.36	0.82	3.44

Class I	5.00	1,000.00	1,019.64	0.27	1.13

Class IS	5.00	1,000.00	1,020.27	0.12	0.50

[1]	For the period August 29, 2008 (inception date) through January 31, 2009.

[2]	Does not include expenses of the Underlying Funds in which the Fund invests.

[3]	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

38   Legg Mason Partners Target Retirement Series 2009 Annual Report

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payment; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 29, 2008 (inception date) and held for the period ended January 31, 2009.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

   BASED ON ACTUAL TOTAL RETURN1

	Actual Total
	Return
	Without	Beginning	Ending	Annualized	Expenses
	Sales	Account	Account	Expense	Paid During
Legg Mason Partners Target Retirement 2050	Charges[2]	Value	Value	Ratios[3]	the Period[4]
Class A	(36.98)%	$1,000.00	$630.20	0.57%	$1.93

Class C	(37.22)	1,000.00	627.80	1.32	4.46

Class FI	(36.98)	1,000.00	630.20	0.57	1.93

Class R	(37.03)	1,000.00	629.70	0.82	2.77

Class I	(36.92)	1,000.00	630.80	0.27	0.91

Class IS	(36.89)	1,000.00	631.10	0.12	0.41

[1]	For the period August 29, 2008 (inception date) through January 31, 2009.

[2]	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

Legg Mason Partners Target Retirement Series 2009 Annual Report   39

Funds expenses (unaudited) continued

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Funds with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

   BASED ON HYPOTHETICAL TOTAL RETURN1

	Hypothetical	Beginning	Ending	Annualized	Expenses
	Annualized	Account	Account	Expense	Paid During
Legg Mason Partners Target Retirement 2050	Total Return	Value	Value	Ratio[2]	the Period[3]
Class A	5.00%	$1,000.00	$1,018.40	0.57%	$2.39

Class C	5.00	1,000.00	1,015.28	1.32	5.52

Class FI	5.00	1,000.00	1,018.40	0.57	2.39

Class R	5.00	1,000.00	1,017.36	0.82	3.44

Class I	5.00	1,000.00	1,019.64	0.27	1.13

Class IS	5.00	1,000.00	1,020.27	0.12	0.50

[1]	For the period August 29, 2008 (inception date) through January 31, 2009.

[2]	Does not include expenses of the Underlying Funds in which the Fund invests.

[3]	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

40   Legg Mason Partners Target Retirement Series 2009 Annual Report

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payment; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 29, 2008 (inception date) and held for the period ended January 31, 2009.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”

   BASED ON ACTUAL TOTAL RETURN1

	Actual Total
	Return
	Without	Beginning	Ending	Annualized	Expenses
	Sales	Account	Account	Expense	Paid During
Legg Mason Partners Target Retirement Fund	Charges[2]	Value	Value	Ratios[3]	the Period[4]
Class A	(22.04)%	$1,000.00	$779.60	0.62%	$2.29

Class C	(22.32)	1,000.00	776.80	1.37	5.05

Class FI	(22.04)	1,000.00	779.60	0.62	2.29

Class R	(22.10)	1,000.00	779.00	0.87	3.21

Class I	(21.96)	1,000.00	780.40	0.32	1.18

Class IS	(21.92)	1,000.00	780.80	0.17	0.63

[1]	For the period August 29, 2008 (inception date) through January 31, 2009.

[2]	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

Legg Mason Partners Target Retirement Series 2009 Annual Report   41

Funds expenses (unaudited) continued

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund. To do so, compare the 5.00% hypothetical example relating to the Funds with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

   BASED ON HYPOTHETICAL TOTAL RETURN1

	Hypothetical	Beginning	Ending	Annualized	Expenses
	Annualized	Account	Account	Expense	Paid During
Legg Mason Partners Target Retirement Fund	Total Return	Value	Value	Ratio[2]	the Period[3]
Class A	5.00%	$1,000.00	$1,018.19	0.62%	$2.60

Class C	5.00	1,000.00	1,015.08	1.37	5.73

Class FI	5.00	1,000.00	1,018.19	0.62	2.60

Class R	5.00	1,000.00	1,017.15	0.87	3.64

Class I	5.00	1,000.00	1,019.44	0.32	1.34

Class IS	5.00	1,000.00	1,020.06	0.17	0.71

[1]	For the period August 29, 2008 (inception date) through January 31, 2009.

[2]	Does not include expenses of the Underlying Funds in which the Fund invests.

[3]	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

42   Legg Mason Partners Target Retirement Series 2009 Annual Report

Funds performance (unaudited)
Legg Mason Partners Target Retirement 2015

   AVERAGE ANNUAL TOTAL RETURNS1

	Without Sales Charges[2]†
	Class A	Class C	Class FI	Class R	Class I	Class IS
Inception* through 1/31/09	-28.96%	-29.13%	-28.96%	-29.02%	-28.80%	-28.77%

	With Sales Charges[3]†
	Class A	Class C	Class FI	Class R	Class I	Class IS
Inception* through 1/31/09	-33.07%	-29.83%	-28.96%	-29.02%	-28.80%	-28.77%

   CUMULATIVE TOTAL RETURNS1

Without Sales Charges[2]
Class A (Inception date of 8/29/08 through 1/31/09)	-28.96%

Class C (Inception date of 8/29/08 through 1/31/09)	-29.13

Class FI (Inception date of 8/29/08 through 1/31/09)	-28.96

Class R (Inception date of 8/29/08 through 1/31/09)	-29.02

Class I (Inception date of 8/29/08 through 1/31/09)	-28.80

Class IS (Inception date of 8/29/08 through 1/31/09)	-28.77

[1]	All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

[2]	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable CDSC with respect to Class C shares.

[3]	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.75%. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

†	Not annualized.

*	Inception date for Class A, C, FI, R, I and IS shares is August 29, 2008.

Legg Mason Partners Target Retirement Series 2009 Annual Report   43

Funds performance (unaudited) continued

Legg Mason Partners Target Retirement 2020

   AVERAGE ANNUAL TOTAL RETURNS1

	Without Sales Charges[2]†
	Class A	Class C	Class FI	Class R	Class I	Class IS
Inception* through 1/31/09	-30.03%	-30.20%	-30.03%	-30.09%	-29.96%	-29.93%

	With Sales Charges[3]†
	Class A	Class C	Class FI	Class R	Class I	Class IS
Inception* through 1/31/09	-34.08%	-30.89%	-30.03%	-30.09%	-29.96%	-29.93%

   CUMULATIVE TOTAL RETURNS1

Without Sales Charges[2]
Class A (Inception date of 8/29/08 through 1/31/09)	-30.03%

Class C (Inception date of 8/29/08 through 1/31/09)	-30.20

Class FI (Inception date of 8/29/08 through 1/31/09)	-30.03

Class R (Inception date of 8/29/08 through 1/31/09)	-30.09

Class I (Inception date of 8/29/08 through 1/31/09)	-29.96

Class IS (Inception date of 8/29/08 through 1/31/09)	-29.93

[1]	All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

[2]	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable CDSC with respect to Class C shares.

[3]	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.75%. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

†	Not annualized.

*	Inception date for Class A, C, FI, R, I and IS shares is August 29, 2008.

44   Legg Mason Partners Target Retirement Series 2009 Annual Report

Legg Mason Partners Target Retirement 2025

   AVERAGE ANNUAL TOTAL RETURNS1

	Without Sales Charges[2]†
	Class A	Class C	Class FI	Class R	Class I	Class IS
Inception* through 1/31/09	-31.93%	-32.10%	-31.93%	-31.99%	-31.78%	-31.74%

	With Sales Charges[3]†
	Class A	Class C	Class FI	Class R	Class I	Class IS
Inception* through 1/31/09	-35.87%	-32.77%	-31.93%	-31.99%	-31.78%	-31.74%

   CUMULATIVE TOTAL RETURNS1

Without Sales Charges[2]
Class A (Inception date of 8/29/08 through 1/31/09)	-31.93%

Class C (Inception date of 8/29/08 through 1/31/09)	-32.10

Class FI (Inception date of 8/29/08 through 1/31/09)	-31.93

Class R (Inception date of 8/29/08 through 1/31/09)	-31.99

Class I (Inception date of 8/29/08 through 1/31/09)	-31.78

Class IS (Inception date of 8/29/08 through 1/31/09)	-31.74

[1]	All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

[2]	Assumes the investments of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable CDSC with respect to Class C shares.

[3]	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.75%. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

†	Not annualized.

*	Inception date for Class A, C, FI, R, I and IS shares is August 29, 2008.

Legg Mason Partners Target Retirement Series 2009 Annual Report   45

Funds performance (unaudited) continued

Legg Mason Partners Target Retirement 2030

   AVERAGE ANNUAL TOTAL RETURNS1

	Without Sales Charges[2]†
	Class A	Class C	Class FI	Class R	Class I	Class IS
Inception* through 1/31/09	-34.13%	-34.38%	-34.13%	-34.18%	-34.06%	-34.03%

	With Sales Charges[3]†
	Class A	Class C	Class FI	Class R	Class I	Class IS
Inception* through 1/31/09	-37.94%	-35.02%	-34.13%	-34.18%	-34.06%	-34.03%

   CUMULATIVE TOTAL RETURNS1

Without Sales Charges[2]
Class A (Inception date of 8/29/08 through 1/31/09)	-34.13%

Class C (Inception date of 8/29/08 through 1/31/09)	-34.38

Class FI (Inception date of 8/29/08 through 1/31/09)	-34.13

Class R (Inception date of 8/29/08 through 1/31/09)	-34.18

Class I (Inception date of 8/29/08 through 1/31/09)	-34.06

Class IS (Inception date of 8/29/08 through 1/31/09)	-34.03

[1]	All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence fee waivers and/or expense reimbursements, the total return would have been lower.

[2]	Assumes the reinvestment of all distributions, including return of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable CDSC with respect to Class C shares.

[3]	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.75%. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

†	Not annualized.

*	Inception date for Class A, C, FI, R, I and IS shares is August 29, 2008.

46   Legg Mason Partners Target Retirement Series 2009 Annual Report

Legg Mason Partners Target Retirement 2035

   AVERAGE ANNUAL TOTAL RETURNS1

	Without Sales Charges[2]†
	Class A	Class C	Class FI	Class R	Class I	Class IS
Inception* through 1/31/09	-36.51%	-36.67%	-36.51%	-36.57%	-36.36%	-36.33%

	With Sales Charges[3]†
	Class A	Class C	Class FI	Class R	Class I	Class IS
Inception* through 1/31/09	-40.19%	-37.29%	-36.51%	-36.57%	-36.36%	-36.33%

   CUMULATIVE TOTAL RETURNS1

Without Sales Charges[2]
Class A (Inception date of 8/29/08 through 1/31/09)	-36.51%

Class C (Inception date of 8/29/08 through 1/31/09)	-36.67

Class FI (Inception date of 8/29/08 through 1/31/09)	-36.51

Class R (Inception date of 8/29/08 through 1/31/09)	-36.57

Class I (Inception date of 8/29/08 through 1/31/09)	-36.36

Class IS (Inception date of 8/29/08 through 1/31/09)	-36.33

[1]	All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

[2]	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable CDSC with respect to Class C shares.

[3]	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.75%. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

†	Not annualized.

*	Inception date for Class A, C, FI, R, I and IS shares is August 29, 2008.

Legg Mason Partners Target Retirement Series 2009 Annual Report   47

Funds performance (unaudited) continued

Legg Mason Partners Target Retirement 2040

   AVERAGE ANNUAL TOTAL RETURNS1

	Without Sales Charges[2]†
	Class A	Class C	Class FI	Class R	Class I	Class IS
Inception* through 1/31/09	-36.91%	-37.16%	-36.91%	-37.05%	-36.85%	-36.82%

	With Sales Charges[3]†
	Class A	Class C	Class FI	Class R	Class I	Class IS
Inception* through 1/31/09	-40.56%	-37.78%	-36.91%	-37.05%	-36.85%	-36.82%

   CUMULATIVE TOTAL RETURNS1

Without Sales Charges[2]
Class A (Inception date of 8/29/08 through 1/31/09)	-36.91%

Class C (Inception date of 8/29/08 through 1/31/09)	-37.16

Class FI (Inception date of 8/29/08 through 1/31/09)	-36.91

Class R (Inception date of 8/29/08 through 1/31/09)	-37.05

Class I (Inception date of 8/29/08 through 1/31/09)	-36.85

Class IS (Inception date of 8/29/08 through 1/31/09)	-36.82

[1]	All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

[2]	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable CDSC with respect to Class C shares.

[3]	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.75%. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

†	Not annualized.

*	Inception date for Class A, C, FI, R, I and IS shares is August 29, 2008.

48   Legg Mason Partners Target Retirement Series 2009 Annual Report

Legg Mason Partners Target Retirement 2045

   AVERAGE ANNUAL TOTAL RETURNS1

	Without Sales Charges[2]†
	Class A	Class C	Class FI	Class R	Class I	Class IS
Inception* through 1/31/09	-36.96%	-37.20%	-36.96%	-37.01%	-36.90%	-36.86%

	With Sales Charges[3]†
	Class A	Class C	Class FI	Class R	Class I	Class IS
Inception* through 1/31/09	-40.60%	-37.82%	-36.96%	-37.01%	-36.90%	-36.86%

   CUMULATIVE TOTAL RETURNS1

Without Sales Charges[2]
Class A (Inception date of 8/29/08 through 1/31/09)	-36.96%

Class C (Inception date of 8/29/08 through 1/31/09)	-37.20

Class FI (Inception date of 8/29/08 through 1/31/09)	-36.96

Class R (Inception date of 8/29/08 through 1/31/09)	-37.01

Class I (Inception date of 8/29/08 through 1/31/09)	-36.90

Class IS (Inception date of 8/29/08 through 1/31/09)	-36.86

[1]	All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

[2]	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable CDSC with respect to Class C shares.

[3]	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.75%. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

†	Not annualized.

*	Inception date for Class A, C, FI, R, I and IS shares is August 29, 2008.

Legg Mason Partners Target Retirement Series 2009 Annual Report   49

Funds performance (unaudited) continued

Legg Mason Partners Target Retirement 2050

   AVERAGE ANNUAL TOTAL RETURNS1

	Without Sales Charges[2]†
	Class A	Class C	Class FI	Class R	Class I	Class IS
Inception* through 1/31/09	-36.98%	-37.22%	-36.98%	-37.03%	-36.92%	-36.89%

	With Sales Charges[3]†
	Class A	Class C	Class FI	Class R	Class I	Class IS
Inception* through 1/31/09	-40.63%	-37.84%	-36.98%	-37.03%	-36.92%	-36.89%

   CUMULATIVE TOTAL RETURNS1

Without Sales Charges[2]
Class A (Inception date of 8/29/08 through 1/31/09)	-36.98%

Class C (Inception date of 8/29/08 through 1/31/09)	-37.22

Class FI (Inception date of 8/29/08 through 1/31/09)	-36.98

Class R (Inception date of 8/29/08 through 1/31/09)	-37.03

Class I (Inception date of 8/29/08 through 1/31/09)	-36.92

Class IS (Inception date of 8/29/08 through 1/31/09)	-36.89

[1]	All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

[2]	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable CDSC with respect to Class C shares.

[3]	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.75%. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

†	Not annualized.

*	Inception date for Class A, C, FI, R, I and IS shares is August 29, 2008.

50   Legg Mason Partners Target Retirement Series 2009 Annual Report

Legg Mason Partners Target Retirement Fund

   AVERAGE ANNUAL TOTAL RETURNS1

	Without Sales Charges[2]†
	Class A	Class C	Class FI	Class R	Class I	Class IS
Inception* through 1/31/09	-22.04%	-22.32%	-22.04%	-22.10%	-21.96%	-21.92%

	With Sales Charges[3]†
	Class A	Class C	Class FI	Class R	Class I	Class IS
Inception* through 1/31/09	-26.55%	-23.07%	-22.04%	-22.10%	-21.96%	-21.92%

   CUMULATIVE TOTAL RETURNS1

Without Sales Charges[2]
Class A (Inception date of 8/29/08 through 1/31/09)	-22.04%

Class C (Inception date of 8/29/08 through 1/31/09)	-22.32

Class FI (Inception date of 8/29/08 through 1/31/09)	-22.04

Class R (Inception date of 8/29/08 through 1/31/09)	-22.10

Class I (Inception date of 8/29/08 through 1/31/09)	-21.96

Class IS (Inception date of 8/29/08 through 1/31/09)	-21.92

[1]	All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

[2]	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable CDSC with respect to Class C shares.

[3]	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.75%. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

†	Not annualized.

*	Inception date for Class A, C, FI, R, I and IS shares is August 29, 2008.

Legg Mason Partners Target Retirement Series 2009 Annual Report   51

Historical performances (unaudited)

VALUE OF $10,000 INVESTED IN CLASS A, C, FI, R, I AND IS SHARES OF LEGG MASON PARTNERS TARGET
RETIREMENT 2015 VS. BENCHMARK INDICES† — August 29, 2008 - January 2009

†	Hypothetical illustration of $10,000 invested in Class A, C, FI, R, I and IS shares of Legg Mason Partners Target Retirement 2015 at inception on August 29, 2008, assuming the deduction of the maximum initial sales charge of 5.75% at the time of investment for Class A shares and a CDSC of 1.00% for Class C shares and the reinvestment of all distributions, including returns of capital, if any, at net asset value through January 31, 2009. The Dow Jones Target Date Indices (each an “Index” or collectively the “Indices”) are a series of indices designed as benchmarks for multi-asset class portfolios with risk profiles that become more conservative over time. Each Index is comprised of a set of equity, bond and cash sub-indices. The Index weightings among the major asset classes are adjusted monthly based on a published set of Index rules. The Indices with longer time horizons have higher allocations to equity securities, while the Indices with shorter time horizons replace some of their stock allocations with allocations to fixed-income securities and money market instruments. The Index returns reflect hypothetical back-tested performance. Back-tested performance information is purely hypothetical and is provided solely for informational purposes. The LMP Target Retirement 2015 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of January 31, 2009. The Composite Index combines returns from the MSCI EAFE Index (24.19%), Russell 1000 Index (22.76%), Barclays Capital U.S. Aggregate Index (22.24%), Barclays Capital Global Aggregate ex-USD Index (15%), FTSE NAREIT All REITs Index (5%), Russell 2000 Index (5%), MSCI Emerging Markets Index (4.54%) and Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index (1.27%). The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Barclays Capital U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Barclays Capital Global Aggregate ex-USD Index tracks an international basket of government, corporate, agency and mortgage-related bonds. The FTSE NAREIT All REITs Index consists of all tax-qualified real estate investment trusts (“REITs”) listed on the New York Stock Exchange, American Stock Exchange or NASDAQ National Market List. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays Capital U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation. The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

52   Legg Mason Partners Target Retirement Series 2009 Annual Report

VALUE OF $10,000 INVESTED IN CLASS A, C, FI, R, I AND IS SHARES OF LEGG MASON PARTNERS TARGET
RETIREMENT 2020 VS. BENCHMARK INDICES† — August 29, 2008 - January 2009

†	Hypothetical illustration of $10,000 invested in Class A, C, FI, R, I and IS shares of Legg Mason Partners Target Retirement 2020 at inception on August 29, 2008, assuming the deduction of the maximum initial sales charge of 5.75% at the time of investment for Class A shares and a CDSC of 1.00% for Class C shares and the reinvestment of all distributions, including returns of capital, if any, at net asset value through January 31, 2009. The Dow Jones Target Date Indices (each an “Index” or collectively the “Indices”) are a series of indices designed as benchmarks for multi-asset class portfolios with risk profiles that become more conservative over time. Each Index is comprised of a set of equity, bond and cash sub-indices. The Index weightings among the major asset classes are adjusted monthly based on a published set of Index rules. The Indices with longer time horizons have higher allocations to equity securities, while the Indices with shorter time horizons replace some of their stock allocations with allocations to fixed-income securities and money market instruments. The Index returns reflect hypothetical back-tested performance. Back-tested performance information is purely hypothetical and is provided solely for informational purposes. The LMP Target Retirement 2020 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of January 31, 2009. The Composite Index combines returns from the Russell 1000 Index (27.66%), MSCI EAFE Index (25.97%), Barclays Capital U.S. Aggregate Index (15.58%), Barclays Capital Global Aggregate ex-USD Index (15%), FTSE NAREIT All REITs Index (5%), Russell 2000 Index (5%), MSCI Emerging Markets Index (4.03%), JPMorgan Emerging Markets Bond Index Plus (1.24%) and Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index (0.52%). The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Barclays Capital U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Barclays Capital Global Aggregate ex-USD Index tracks an international basket of government, corporate, agency and mortgage-related bonds. The FTSE NAREIT All REITs Index consists of all tax-qualified real estate investment trusts (“REITs”) listed on the New York Stock Exchange, American Stock Exchange or NASDAQ National Market List. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The JPMorgan Emerging Markets Bond Index Plus is a total return index that tracks the traded market for U.S. dollar-denominated Brady and other similar sovereign restructured bonds traded in the emerging markets. The Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays Capital U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation. The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

Legg Mason Partners Target Retirement Series 2009 Annual Report   53

Historical performances (unaudited) continued

VALUE OF $10,000 INVESTED IN CLASS A, C, FI, R, I AND IS SHARES OF LEGG MASON PARTNERS TARGET
RETIREMENT 2025 VS. BENCHMARK INDICES† — August 29, 2008 - January 2009

†	Hypothetical illustration of $10,000 invested in Class A, C, FI, R, I and IS shares of Legg Mason Partners Target Retirement 2025 at inception on August 29, 2008, assuming the deduction of the maximum initial sales charge of 5.75% at the time of investment for Class A shares and a CDSC of 1.00% for Class C shares and the reinvestment of all distributions, including returns of capital, if any, at net asset value through January 31, 2009. The Dow Jones Target Date Indices (each an “Index” or collectively the “Indices”) are a series of indices designed as benchmarks for multi-asset class portfolios with risk profiles that become more conservative over time. Each Index is comprised of a set of equity, bond and cash sub-indices. The Index weightings among the major asset classes are adjusted monthly based on a published set of Index rules. The Indices with longer time horizons have higher allocations to equity securities, while the Indices with shorter time horizons replace some of their stock allocations with allocations to fixed-income securities and money market instruments. The Index returns reflect hypothetical back-tested performance. Back-tested performance information is purely hypothetical and is provided solely for informational purposes. The LMP Target Retirement 2025 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of January 31, 2009. The Composite Index combines returns from the Russell 1000 Index (33.12%), MSCI EAFE Index (26.95%), Barclays Capital Global Aggregate ex-USD Index (12.52%), Barclays Capital U.S. Aggregate Index (10.53%), FTSE NAREIT All REITs Index (5%), Russell 2000 Index (5%), JPMorgan Emerging Markets Bond Index Plus (3.08%), MSCI Emerging Markets Index (3.05%) and Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index (0.75%). The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Barclays Capital Global Aggregate ex-USD Index tracks an international basket of government, corporate, agency and mortgage-related bonds. The Barclays Capital U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The FTSE NAREIT All REITs Index consists of all tax-qualified real estate investment trusts (“REITs”) listed on the New York Stock Exchange, American Stock Exchange or NASDAQ National Market List. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The JPMorgan Emerging Markets Bond Index Plus is a total return index that tracks the traded market for U.S. dollar-denominated Brady and other similar sovereign restructured bonds traded in the emerging markets. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays Capital U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation. The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

54   Legg Mason Partners Target Retirement Series 2009 Annual Report

VALUE OF $10,000 INVESTED IN CLASS A, C, FI, R, I AND IS SHARES OF LEGG MASON PARTNERS TARGET
RETIREMENT 2030 VS. BENCHMARK INDICES† — August 29, 2008 - January 2009

†	Hypothetical illustration of $10,000 invested in Class A, C, FI, R, I and IS shares of Legg Mason Partners Target Retirement 2030 at inception on August 29, 2008, assuming the deduction of the maximum initial sales charge of 5.75% at the time of investment for Class A shares and a CDSC of 1.00% for Class C shares and the reinvestment of all distributions, including returns of capital, if any, at net asset value through January 31, 2009. The Dow Jones Target Date Indices (each an “Index” or collectively the “Indices”) are a series of indices designed as benchmarks for multi-asset class portfolios with risk profiles that become more conservative over time. Each Index is comprised of a set of equity, bond and cash sub-indices. The Index weightings among the major asset classes are adjusted monthly based on a published set of Index rules. The Indices with longer time horizons have higher allocations to equity securities, while the Indices with shorter time horizons replace some of their stock allocations with allocations to fixed-income securities and money market instruments. The Index returns reflect hypothetical back-tested performance. Back-tested performance information is purely hypothetical and is provided solely for informational purposes. The LMP Target Retirement 2030 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of January 31, 2009. The Composite Index combines returns from the Russell 1000 Index (41.43%), MSCI EAFE Index (28.08%), Barclays Capital U.S. Aggregate Index (6.77%), FTSE NAREIT All REITs Index (5%), JPMorgan Emerging Markets Bond Index Plus (5%), Russell 2000 Index (5%), Barclays Capital Global Aggregate ex-USD Index (4.97%), MSCI Emerging Markets Index (1.92%) and Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index (1.83%). The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Barclays Capital U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The FTSE NAREIT All REITs Index consists of all tax-qualified real estate investment trusts (“REITs”) listed on the New York Stock Exchange, American Stock Exchange or NASDAQ National Market List. The JPMorgan Emerging Markets Bond Index Plus is a total return index that tracks the traded market for U.S. dollar-denominated Brady and other similar sovereign restructured bonds traded in the emerging markets. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Barclays Capital Global Aggregate ex-USD Index tracks an international basket of government, corporate, agency and mortgage-related bonds. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays Capital U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation. The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

Legg Mason Partners Target Retirement Series 2009 Annual Report   55

Historical performances (unaudited) continued

VALUE OF $10,000 INVESTED IN CLASS A, C, FI, R, I AND IS SHARES OF LEGG MASON PARTNERS TARGET
RETIREMENT 2035 VS. BENCHMARK INDICES† — August 29, 2008 - January 2009

†	Hypothetical illustration of $10,000 invested in Class A, C, FI, R, I and IS shares of Legg Mason Partners Target Retirement 2035 at inception on August 29, 2008, assuming the deduction of the maximum initial sales charge of 5.75% at the time of investment for Class A shares and a CDSC of 1.00% for Class C shares and the reinvestment of all distributions, including returns of capital, if any, at net asset value through January 31, 2009. The Dow Jones Target Date Indices (each an “Index” or collectively the “Indices”) are a series of indices designed as benchmarks for multi-asset class portfolios with risk profiles that become more conservative over time. Each Index is comprised of a set of equity, bond and cash sub-indices. The Index weightings among the major asset classes are adjusted monthly based on a published set of Index rules. The Indices with longer time horizons have higher allocations to equity securities, while the Indices with shorter time horizons replace some of their stock allocations with allocations to fixed-income securities and money market instruments. The Index returns reflect hypothetical back-tested performance. Back-tested performance information is purely hypothetical and is provided solely for informational purposes. The LMP Target Retirement 2035 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of January 31, 2009. The Composite Index combines returns from the Russell 1000 Index (52%), MSCI EAFE Index (28.27%), FTSE NAREIT All REITs Index (5%), JPMorgan Emerging Markets Bond Index Plus (5%), Russell 2000 Index (5%), Barclays Capital U.S. Aggregate Index (3%) and MSCI Emerging Markets Index (1.73%). The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The FTSE NAREIT All REITs Index consists of all tax-qualified real estate investment trusts (“REITs”) listed on the New York Stock Exchange, American Stock Exchange or NASDAQ National Market List. The JPMorgan Emerging Markets Bond Index Plus is a total return index that tracks the traded market for U.S. dollar-denominated Brady and other similar sovereign restructured bonds traded in the emerging markets. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Barclays Capital U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation. The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

56   Legg Mason Partners Target Retirement Series 2009 Annual Report

VALUE OF $10,000 INVESTED IN CLASS A, C, FI, R, I AND IS SHARES OF LEGG MASON PARTNERS TARGET
RETIREMENT 2040 VS. BENCHMARK INDICES† — August 29, 2008 - January 2009

†	Hypothetical illustration of $10,000 invested in Class A, C, FI, R, I and IS shares of Legg Mason Partners Target Retirement 2040 at inception on August 29, 2008, assuming the deduction of the maximum initial sales charge of 5.75% at the time of investment for Class A shares and a CDSC of 1.00% for Class C shares and the reinvestment of all distributions, including returns of capital, if any, at net asset value through January 31, 2009. The Dow Jones Target Date Indices (each an “Index” or collectively the “Indices”) are a series of indices designed as benchmarks for multi-asset class portfolios with risk profiles that become more conservative over time. Each Index is comprised of a set of equity, bond and cash sub-indices. The Index weightings among the major asset classes are adjusted monthly based on a published set of Index rules. The Indices with longer time horizons have higher allocations to equity securities, while the Indices with shorter time horizons replace some of their stock allocations with allocations to fixed-income securities and money market instruments. The Index returns reflect hypothetical back-tested performance. Back-tested performance information is purely hypothetical and is provided solely for informational purposes. The LMP Target Retirement 2040 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of January 31, 2009. The Composite Index combines returns from the Russell 1000 Index (51%), MSCI EAFE Index (25.66%), Russell 2000 Index (7.57%), FTSE NAREIT All REITs Index (5%), MSCI Emerging Markets Index (4.34%), JPMorgan Emerging Markets Bond Index Plus (3.43%) and Barclays Capital U.S. Aggregate Index (3%). The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The FTSE NAREIT All REITs Index consists of all tax-qualified real estate investment trusts (“REITs”) listed on the New York Stock Exchange, American Stock Exchange or NASDAQ National Market List. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The JPMorgan Emerging Markets Bond Index Plus is a total return index that tracks the traded market for U.S. dollar-denominated Brady and other similar sovereign restructured bonds traded in the emerging markets. The Barclays Capital U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation. The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

Legg Mason Partners Target Retirement Series 2009 Annual Report   57

Historical performances (unaudited) continued

VALUE OF $10,000 INVESTED IN CLASS A, C, FI, R, I AND IS SHARES OF LEGG MASON PARTNERS TARGET
RETIREMENT 2045 VS. BENCHMARK INDICES† — August 29, 2008 - January 2009

†	Hypothetical illustration of $10,000 invested in Class A, C, FI, R, I and IS shares of Legg Mason Partners Target Retirement 2045 at inception on August 29, 2008, assuming the deduction of the maximum initial sales charge of 5.75% at the time of investment for Class A shares and a CDSC of 1.00% for Class C shares and the reinvestment of all distributions, including returns of capital, if any, at net asset value through January 31, 2009. The Dow Jones Target Date Indices (each an “Index” or collectively the “Indices”) are a series of indices designed as benchmarks for multi-asset class portfolios with risk profiles that become more conservative over time. Each Index is comprised of a set of equity, bond and cash sub-indices. The Index weightings among the major asset classes are adjusted monthly based on a published set of Index rules. The Indices with longer time horizons have higher allocations to equity securities, while the Indices with shorter time horizons replace some of their stock allocations with allocations to fixed-income securities and money market instruments. The Index returns reflect hypothetical back-tested performance. Back-tested performance information is purely hypothetical and is provided solely for informational purposes. The LMP Target Retirement 2045 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of January 31, 2009. The Composite Index combines returns from the Russell 1000 Index (51%), MSCI EAFE Index (25.66%), Russell 2000 Index (7.57%), FTSE NAREIT All REITs Index (5%), MSCI Emerging Markets Index (4.34%), JPMorgan Emerging Markets Bond Index Plus (3.43%) and Barclays Capital U.S. Aggregate Index (3%). The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The FTSE NAREIT All REITs Index consists of all tax-qualified real estate investment trusts (“REITs”) listed on the New York Stock Exchange, American Stock Exchange or NASDAQ National Market List. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The JPMorgan Emerging Markets Bond Index Plus is a total return index that tracks the traded market for U.S. dollar-denominated Brady and other similar sovereign restructured bonds traded in the emerging markets. The Barclays Capital U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation. The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

58   Legg Mason Partners Target Retirement Series 2009 Annual Report

VALUE OF $10,000 INVESTED IN CLASS A, C, FI, R, I AND IS SHARES OF LEGG MASON PARTNERS TARGET
RETIREMENT 2050 VS. BENCHMARK INDICES† — August 29, 2008 - January 2009

†	Hypothetical illustration of $10,000 invested in Class A, C, FI, R, I and IS shares of Legg Mason Partners Target Retirement 2050 at inception on August 29, 2008, assuming the deduction of the maximum initial sales charge of 5.75% at the time of investment for Class A shares and a CDSC of 1.00% for Class C shares and the reinvestment of all distributions, including returns of capital, if any, at net asset value through January 31, 2009. The Dow Jones Target Date Indices (each an “Index” or collectively the “Indices”) are a series of indices designed as benchmarks for multi-asset class portfolios with risk profiles that become more conservative over time. Each Index is comprised of a set of equity, bond and cash sub-indices. The Index weightings among the major asset classes are adjusted monthly based on a published set of Index rules. The Indices with longer time horizons have higher allocations to equity securities, while the Indices with shorter time horizons replace some of their stock allocations with allocations to fixed-income securities and money market instruments. The Index returns reflect hypothetical back-tested performance. Back-tested performance information is purely hypothetical and is provided solely for informational purposes. The LMP Target Retirement 2050 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of January 31, 2009. The Composite Index combines returns from the Russell 1000 Index (51%), MSCI EAFE Index (25.66%), Russell 2000 Index (7.57%), FTSE NAREIT All REITs Index (5%), MSCI Emerging Markets Index (4.34%), JPMorgan Emerging Markets Bond Index Plus (3.43%) and Barclays Capital U.S. Aggregate Index (3%). The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The FTSE NAREIT All REITs Index consists of all tax-qualified real estate investment trusts (“REITs”) listed on the New York Stock Exchange, American Stock Exchange or NASDAQ National Market List. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The JPMorgan Emerging Markets Bond Index Plus is a total return index that tracks the traded market for U.S. dollar-denominated Brady and other similar sovereign restructured bonds traded in the emerging markets. The Barclays Capital U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation. The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

Legg Mason Partners Target Retirement Series 2009 Annual Report   59

Historical performances (unaudited) continued

VALUE OF $10,000 INVESTED IN CLASS A, C, FI, R, I AND IS SHARES OF LEGG MASON PARTNERS TARGET
RETIREMENT FUND VS. BENCHMARK INDICES† — August 29, 2008 - January 2009

†	Hypothetical illustration of $10,000 invested in Class A, C, FI, R, I and IS shares of Legg Mason Partners Target Retirement Fund at inception on August 29, 2008, assuming the deduction of the maximum initial sales charge of 5.75% at the time of investment for Class A shares and a CDSC of 1.00% for Class C shares and the reinvestment of all distributions, including returns of capital, if any, at net asset value through January 31, 2009. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The MSCI EAFE Index consists of the following twenty-one developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The LMP Target Retirement Fund Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of January 31, 2009. The Composite Index combines returns from the Barclays Capital U.S. Aggregate Index (42.18%), Barclays Capital Global Aggregate ex-USD Index (15%), MSCI EAFE Index (13.91%), Russell 1000 Index (8.3%), Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index (7.39%), FTSE NAREIT All REITs Index (5%), Russell 2000 Index (5%) and MSCI Emerging Markets Index (3.22%). The Barclays Capital U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Barclays Capital Global Aggregate ex-USD Index tracks an international basket of government, corporate, agency and mortgage-related bonds. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays Capital U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. The FTSE NAREIT All REITs Index consists of all tax-qualified real estate investment trusts (“REITs”) listed on the New York Stock Exchange, American Stock Exchange or NASDAQ National Market List. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

60   Legg Mason Partners Target Retirement Series 2009 Annual Report

Schedules of investments
January 31, 2009

   LEGG MASON PARTNERS TARGET RETIREMENT 2015

SHARES	DESCRIPTION	VALUE
INVESTMENTS IN UNDERLYING FUNDS — 102.6%

	iShares Trust:

1,900	iShares MSCI EAFE Index Fund	$73,530

1,300	iShares Russell 1000 Growth Index Fund	45,630

400	iShares Russell 1000 Value Index Fund	17,476

300	iShares Russell 2000 Index Fund	13,344

14,548	Legg Mason Charles Street Trust, Inc. — Global Opportunities Bond Fund, Institutional Select Class Shares(a)	124,533

	Legg Mason Global Trust, Inc.:

1,138	Legg Mason Emerging Markets Trust, Institutional Select Class Shares*(a)	12,565

5,668	Legg Mason International Equity Trust, Institutional Select Class Shares(a)	53,169

1,012	Legg Mason Growth Trust, Inc., Institutional Class Shares*(a)	12,872

	Legg Mason Partners Equity Trust:

195	Legg Mason Partners Aggressive Growth Fund, Class IS Shares*(a)	13,555

2,342	Legg Mason Partners Appreciation Fund, Class IS Shares(a)	22,487

10,182	Legg Mason Partners International All Cap Opportunity Fund, Class IS Shares(a)	56,203

2,948	Legg Mason Partners U.S. Large Cap Equity Fund, Class IS Shares(a)	20,814

442	Legg Mason Value Trust, Inc., Institutional Class Shares(a)	12,217

3,394	The Royce Fund — Royce Value Fund, Institutional Class Shares*(a)	22,230

600	Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	12,948

1,400	Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	42,084

	Western Asset Funds, Inc.:

17,737	Western Asset Core Bond Portfolio, Institutional Select Class Shares(a)	158,217

1,427	Western Asset High Yield Portfolio, Institutional Select Class Shares(a)	9,061

	TOTAL INVESTMENTS IN UNDERLYING FUNDS — 102.6% (Cost — $1,009,361#)	722,935

	Liabilities in Excess of Other Assets — (2.6)%	(18,248)

	TOTAL NET ASSETS — 100.0%	$704,687

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is $1,016,678.

See Notes to Financial Statements.

Legg Mason Partners Target Retirement Series 2009 Annual Report   61

Schedules of investments continued
January 31, 2009

   LEGG MASON PARTNERS TARGET RETIREMENT 2020

SHARES	DESCRIPTION	VALUE
INVESTMENTS IN UNDERLYING FUNDS — 100.7%

	iShares Trust:

2,600	iShares MSCI EAFE Index Fund	$100,620

2,000	iShares Russell 1000 Growth Index Fund	70,200

700	iShares Russell 1000 Value Index Fund	30,583

300	iShares Russell 2000 Index Fund	13,344

18,568	Legg Mason Charles Street Trust, Inc. — Global Opportunities Bond Fund, Institutional Select Class Shares(a)	158,941

	Legg Mason Global Trust, Inc.:

1,532	Legg Mason Emerging Markets Trust, Institutional Select Class Shares*(a)	16,918

7,590	Legg Mason International Equity Trust, Institutional Select Class Shares(a)	71,191

1,725	Legg Mason Growth Trust, Inc., Institutional Class Shares*(a)	21,942

	Legg Mason Partners Equity Trust:

333	Legg Mason Partners Aggressive Growth Fund, Class IS Shares*(a)	23,107

3,866	Legg Mason Partners Appreciation Fund, Class IS Shares(a)	37,113

14,077	Legg Mason Partners International All Cap Opportunity Fund, Class IS Shares(a)	77,705

4,975	Legg Mason Partners U.S. Large Cap Equity Fund, Class IS Shares(a)	35,121

3,276	Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Portfolio, Class I Shares(a)	11,858

768	Legg Mason Value Trust, Inc., Institutional Class Shares(a)	21,232

4,329	The Royce Fund — Royce Value Fund, Institutional Class Shares*(a)	28,353

700	Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	15,106

1,800	Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	54,108

	Western Asset Funds, Inc.:

15,824	Western Asset Core Bond Portfolio, Institutional Select Class Shares(a)	141,150

783	Western Asset High Yield Portfolio, Institutional Select Class Shares(a)	4,973

	TOTAL INVESTMENTS IN UNDERLYING FUNDS — 100.7% (Cost — $1,239,500#)	933,565

	Liabilities in Excess of Other Assets — (0.7)%	(6,070)

	TOTAL NET ASSETS — 100.0%	$927,495

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is $1,247,645.

See Notes to Financial Statements.

62   Legg Mason Partners Target Retirement Series 2009 Annual Report

   LEGG MASON PARTNERS TARGET RETIREMENT 2025

SHARES	DESCRIPTION	VALUE
INVESTMENTS IN UNDERLYING FUNDS — 100.5%

	iShares Trust:

2,200	iShares MSCI EAFE Index Fund	$85,140

2,100	iShares Russell 1000 Growth Index Fund	73,710

700	iShares Russell 1000 Value Index Fund	30,583

300	iShares Russell 2000 Index Fund	13,344

12,193	Legg Mason Charles Street Trust, Inc. — Global Opportunities Bond Fund, Institutional Select Class Shares(a)	104,368

	Legg Mason Global Trust, Inc.:

909	Legg Mason Emerging Markets Trust, Institutional Select Class Shares*(a)	10,034

6,720	Legg Mason International Equity Trust, Institutional Select Class Shares(a)	63,032

1,655	Legg Mason Growth Trust, Inc., Institutional Class Shares*(a)	21,052

	Legg Mason Partners Equity Trust:

324	Legg Mason Partners Aggressive Growth Fund, Class IS Shares*(a)	22,512

3,853	Legg Mason Partners Appreciation Fund, Class IS Shares(a)	36,988

11,999	Legg Mason Partners International All Cap Opportunity Fund, Class IS Shares(a)	66,236

4,894	Legg Mason Partners U.S. Large Cap Equity Fund, Class IS Shares(a)	34,548

6,805	Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Portfolio, Class I Shares(a)	24,635

742	Legg Mason Value Trust, Inc., Institutional Class Shares(a)	20,521

3,628	The Royce Fund — Royce Value Fund, Institutional Class Shares*(a)	23,764

400	Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	8,632

1,300	Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	39,078

	Western Asset Funds, Inc.:

9,054	Western Asset Core Bond Portfolio, Institutional Select Class Shares(a)	80,764

948	Western Asset High Yield Portfolio, Institutional Select Class Shares(a)	6,018

	TOTAL INVESTMENTS IN UNDERLYING FUNDS — 100.5% (Cost — $1,080,987#)	764,959

	Liabilities in Excess of Other Assets — (0.5)%	(4,098)

	TOTAL NET ASSETS — 100.0%	$760,861

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is $1,089,808.

See Notes to Financial Statements.

Legg Mason Partners Target Retirement Series 2009 Annual Report   63

Schedules of investments continued
January 31, 2009

   LEGG MASON PARTNERS TARGET RETIREMENT 2030

SHARES	DESCRIPTION	VALUE
INVESTMENTS IN UNDERLYING FUNDS — 102.2%

	iShares Trust:

2,200	iShares MSCI EAFE Index Fund	$85,140

2,300	iShares Russell 1000 Growth Index Fund	80,730

800	iShares Russell 1000 Value Index Fund	34,952

300	iShares Russell 2000 Index Fund	13,344

5,039	Legg Mason Charles Street Trust, Inc. — Global Opportunities Bond Fund, Institutional Select Class Shares(a)	43,135

	Legg Mason Global Trust, Inc.:

518	Legg Mason Emerging Markets Trust, Institutional Select Class Shares*(a)	5,723

6,277	Legg Mason International Equity Trust, Institutional Select Class Shares(a)	58,883

2,039	Legg Mason Growth Trust, Inc., Institutional Class Shares*(a)	25,935

	Legg Mason Partners Equity Trust:

376	Legg Mason Partners Aggressive Growth Fund, Class IS Shares*(a)	26,140

4,494	Legg Mason Partners Appreciation Fund, Class IS Shares(a)	43,142

10,415	Legg Mason Partners International All Cap Opportunity Fund, Class IS Shares(a)	57,493

5,681	Legg Mason Partners U.S. Large Cap Equity Fund, Class IS Shares(a)	40,106

10,346	Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Portfolio, Class I Shares(a)	37,451

1,100	Legg Mason Value Trust, Inc., Institutional Class Shares(a)	30,425

2,642	The Royce Fund — Royce Value Fund, Institutional Class Shares*(a)	17,307

200	Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	4,316

1,300	Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	39,078

	Western Asset Funds, Inc.:

5,143	Western Asset Core Bond Portfolio, Institutional Select Class Shares(a)	45,874

2,164	Western Asset High Yield Portfolio, Institutional Select Class Shares(a)	13,739

	TOTAL INVESTMENTS IN UNDERLYING FUNDS — 102.2% (Cost — $1,041,585#)	702,913

	Liabilities in Excess of Other Assets — (2.2)%	(15,194)

	TOTAL NET ASSETS — 100.0%	$687,719

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is $1,056,005.

See Notes to Financial Statements.

64   Legg Mason Partners Target Retirement Series 2009 Annual Report

   LEGG MASON PARTNERS TARGET RETIREMENT 2035

SHARES	DESCRIPTION	VALUE
INVESTMENTS IN UNDERLYING FUNDS — 102.4%

	iShares Trust:

2,000	iShares MSCI EAFE Index Fund	$77,400

2,700	iShares Russell 1000 Growth Index Fund	94,770

900	iShares Russell 1000 Value Index Fund	39,321

300	iShares Russell 2000 Index Fund	13,344

	Legg Mason Global Trust, Inc.:

441	Legg Mason Emerging Markets Trust, Institutional Select Class Shares*(a)	4,865

5,897	Legg Mason International Equity Trust, Institutional Select Class Shares(a)	55,311

2,899	Legg Mason Growth Trust, Inc., Institutional Class Shares*(a)	36,879

	Legg Mason Partners Equity Trust:

450	Legg Mason Partners Aggressive Growth Fund, Class IS Shares*(a)	31,241

5,008	Legg Mason Partners Appreciation Fund, Class IS Shares(a)	48,073

10,448	Legg Mason Partners International All Cap Opportunity Fund, Class IS Shares(a)	57,676

6,810	Legg Mason Partners U.S. Large Cap Equity Fund, Class IS Shares(a)	48,078

9,919	Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Portfolio, Class I Shares(a)	35,908

1,248	Legg Mason Value Trust, Inc., Institutional Class Shares(a)	34,510

2,502	The Royce Fund — Royce Value Fund, Institutional Class Shares*(a)	16,386

100	Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	2,158

1,200	Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	36,072

2,040	Western Asset Funds, Inc. — Western Asset Core Bond Portfolio, Institutional Select Class Shares(a)	18,202

	TOTAL INVESTMENTS IN UNDERLYING FUNDS — 102.4% (Cost — $1,006,768#)	650,194

	Liabilities in Excess of Other Assets — (2.4)%	(15,249)

	TOTAL NET ASSETS — 100.0%	$634,945

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is $1,013,630.

See Notes to Financial Statements.

Legg Mason Partners Target Retirement Series 2009 Annual Report   65

Schedules of investments continued
January 31, 2009

   LEGG MASON PARTNERS TARGET RETIREMENT 2040

SHARES	DESCRIPTION	VALUE
INVESTMENTS IN UNDERLYING FUNDS — 104.8%

	iShares Trust:

1,800	iShares MSCI EAFE Index Fund	$69,660

2,800	iShares Russell 1000 Growth Index Fund	98,280

900	iShares Russell 1000 Value Index Fund	39,321

400	iShares Russell 2000 Index Fund	17,792

	Legg Mason Global Trust, Inc.:

1,099	Legg Mason Emerging Markets Trust, Institutional Select Class Shares*(a)	12,134

5,599	Legg Mason International Equity Trust, Institutional Select Class Shares(a)	52,514

2,318	Legg Mason Growth Trust, Inc., Institutional Class Shares*(a)	29,479

	Legg Mason Partners Equity Trust:

439	Legg Mason Partners Aggressive Growth Fund, Class IS Shares*(a)	30,488

5,279	Legg Mason Partners Appreciation Fund, Class IS Shares(a)	50,681

9,508	Legg Mason Partners International All Cap Opportunity Fund, Class IS Shares(a)	52,482

6,647	Legg Mason Partners U.S. Large Cap Equity Fund, Class IS Shares(a)	46,926

6,775	Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Portfolio, Class I Shares(a)	24,527

1,224	Legg Mason Value Trust, Inc., Institutional Class Shares(a)	33,834

4,765	The Royce Fund — Royce Value Fund, Institutional Class Shares*(a)	31,212

500	Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	10,790

1,200	Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	36,072

2,353	Western Asset Funds, Inc. — Western Asset Core Bond Portfolio, Institutional Select Class Shares(a)	20,992

	TOTAL INVESTMENTS IN UNDERLYING FUNDS — 104.8% (Cost — $1,018,836#)	657,184

	Liabilities in Excess of Other Assets — (4.8)%	(29,862)

	TOTAL NET ASSETS — 100.0%	$627,322

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is $1,024,504.

See Notes to Financial Statements.

66   Legg Mason Partners Target Retirement Series 2009 Annual Report

   LEGG MASON PARTNERS TARGET RETIREMENT 2045

SHARES	DESCRIPTION	VALUE
INVESTMENTS IN UNDERLYING FUNDS — 105.0%

	iShares Trust:

1,800	iShares MSCI EAFE Index Fund	$69,660

2,800	iShares Russell 1000 Growth Index Fund	98,280

900	iShares Russell 1000 Value Index Fund	39,321

400	iShares Russell 2000 Index Fund	17,792

	Legg Mason Global Trust, Inc.:

1,091	Legg Mason Emerging Markets Trust, Institutional Select Class Shares*(a)	12,042

5,570	Legg Mason International Equity Trust, Institutional Select Class Shares(a)	52,248

2,304	Legg Mason Growth Trust, Inc., Institutional Class Shares*(a)	29,302

	Legg Mason Partners Equity Trust:

436	Legg Mason Partners Aggressive Growth Fund, Class IS Shares*(a)	30,309

5,252	Legg Mason Partners Appreciation Fund, Class IS Shares(a)	50,416

9,459	Legg Mason Partners International All Cap Opportunity Fund, Class IS Shares(a)	52,215

6,609	Legg Mason Partners U.S. Large Cap Equity Fund, Class IS Shares(a)	46,661

6,742	Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Portfolio, Class I Shares(a)	24,405

1,217	Legg Mason Value Trust, Inc., Institutional Class Shares(a)	33,656

4,741	The Royce Fund — Royce Value Fund, Institutional Class Shares*(a)	31,053

500	Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	10,790

1,200	Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	36,072

2,345	Western Asset Funds, Inc. — Western Asset Core Bond Portfolio, Institutional Select Class Shares(a)	20,920

	TOTAL INVESTMENTS IN UNDERLYING FUNDS — 105.0% (Cost — $1,016,616#)	655,142

	Liabilities in Excess of Other Assets — (5.0)%	(31,283)

	TOTAL NET ASSETS — 100.0%	$623,859

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is $1,021,834.

See Notes to Financial Statements.

Legg Mason Partners Target Retirement Series 2009 Annual Report   67

Schedules of investments continued
January 31, 2009

   LEGG MASON PARTNERS TARGET RETIREMENT 2050

SHARES	DESCRIPTION	VALUE
INVESTMENTS IN UNDERLYING FUNDS — 105.1%

	iShares Trust:

1,900	iShares MSCI EAFE Index Fund	$73,530

2,800	iShares Russell 1000 Growth Index Fund	98,280

900	iShares Russell 1000 Value Index Fund	39,321

400	iShares Russell 2000 Index Fund	17,792

	Legg Mason Global Trust, Inc.:

1,152	Legg Mason Emerging Markets Trust, Institutional Select Class Shares*(a)	12,720

5,753	Legg Mason International Equity Trust, Institutional Select Class Shares(a)	53,959

2,409	Legg Mason Growth Trust, Inc., Institutional Class Shares*(a)	30,637

	Legg Mason Partners Equity Trust:

457	Legg Mason Partners Aggressive Growth Fund, Class IS Shares*(a)	31,724

5,459	Legg Mason Partners Appreciation Fund, Class IS Shares(a)	52,409

9,747	Legg Mason Partners International All Cap Opportunity Fund, Class IS Shares(a)	53,804

6,893	Legg Mason Partners U.S. Large Cap Equity Fund, Class IS Shares(a)	48,664

7,007	Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Portfolio, Class I Shares(a)	25,367

1,266	Legg Mason Value Trust, Inc., Institutional Class Shares(a)	35,000

4,928	The Royce Fund — Royce Value Fund, Institutional Class Shares*(a)	32,277

500	Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	10,790

1,300	Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	39,078

2,433	Western Asset Funds, Inc. — Western Asset Core Bond Portfolio, Institutional Select Class Shares(a)	21,699

	TOTAL INVESTMENTS IN UNDERLYING FUNDS — 105.1% (Cost — $1,041,763#)	677,051

	Liabilities in Excess of Other Assets — (5.1)%	(32,691)

	TOTAL NET ASSETS — 100.0%	$644,360

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is $1,050,321.

See Notes to Financial Statements.

68   Legg Mason Partners Target Retirement Series 2009 Annual Report

   LEGG MASON PARTNERS TARGET RETIREMENT FUND

SHARES	DESCRIPTION	VALUE
INVESTMENTS IN UNDERLYING FUNDS — 101.9%

	iShares Trust:

1,200	iShares MSCI EAFE Index Fund	$46,440

500	iShares Russell 1000 Growth Index Fund	17,550

100	iShares Russell 1000 Value Index Fund	4,369

300	iShares Russell 2000 Index Fund	13,344

14,357	Legg Mason Charles Street Trust, Inc. — Global Opportunities Bond Fund, Institutional Select Class Shares(a)	122,893

	Legg Mason Global Trust, Inc.:

789	Legg Mason Emerging Markets Trust, Institutional Select Class Shares*(a)	8,708

3,760	Legg Mason International Equity Trust, Institutional Select Class Shares(a)	35,268

285	Legg Mason Growth Trust, Inc., Institutional Class Shares*(a)	3,626

	Legg Mason Partners Equity Trust:

70	Legg Mason Partners Aggressive Growth Fund, Class IS Shares*(a)	4,842

838	Legg Mason Partners Appreciation Fund, Class IS Shares(a)	8,043

6,380	Legg Mason Partners International All Cap Opportunity Fund, Class IS Shares(a)	35,219

1,053	Legg Mason Partners U.S. Large Cap Equity Fund, Class IS Shares(a)	7,434

158	Legg Mason Value Trust, Inc., Institutional Class Shares(a)	4,359

2,788	The Royce Fund — Royce Value Fund, Institutional Class Shares*(a)	18,259

400	Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	8,632

1,600	Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	48,096

	Western Asset Funds, Inc.:
35,739	Western Asset Core Bond Portfolio, Institutional Select Class Shares(a)	318,788

11,174	Western Asset High Yield Portfolio, Institutional Select Class Shares(a)	70,952

	TOTAL INVESTMENTS IN UNDERLYING FUNDS — 101.9% (Cost — $1,001,052#)	776,822

	Liabilities in Excess of Other Assets — (1.9)%	(14,508)

	TOTAL NET ASSETS — 100.0%	$762,314

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is $1,008,560.

See Notes to Financial Statements.

Legg Mason Partners Target Retirement Series 2009 Annual Report   69

Statements of assets and liabilities
January 31, 2009

	Legg Mason	Legg Mason	Legg Mason
	Partners	Partners	Partners
	Target Retirement	Target Retirement	Target Retirement
	2015	2020	2025
ASSETS:

Investments in affiliated Underlying Funds, at cost	$690,994	$834,375	$703,739

Investments in unaffiliated Underlying Funds, at cost	318,367	405,125	377,248

Investments in affiliated Underlying Funds, at value	517,923	649,604	514,472

Investments in unaffiliated Underlying Funds, at value	205,012	283,961	250,487

Cash	24,435	34,384	55,348

Receivable from investment manager	4,191	3,814	4,076

Dividends receivable from affiliated Underlying Funds	998	967	626

Prepaid expenses	1,647	1,567	1,669

Total Assets	754,206	974,297	826,678

LIABILITIES:

Payable for securities purchased	2,471	24	18,384

Trustees’ fees payable	222	222	12

Distribution fees payable	186	284	194

Payable for Fund shares repurchased	—	—	—

Accrued expenses	46,640	46,272	47,227

Total Liabilities	49,519	46,802	65,817

TOTAL NET ASSETS	$704,687	$927,495	$760,861

NET ASSETS:

Par value (Note 6)	$1	$1	$1

Paid-in capital in excess of par value	1,009,947	1,251,876	1,094,706

Undistributed net investment income	319	972	910

Accumulated net realized loss on sale of Underlying Funds and capital gains distributions from Underlying Funds	(19,154)	(19,419)	(18,728)

Net unrealized depreciation on Underlying Funds	(286,426)	(305,935)	(316,028)

TOTAL NET ASSETS	$704,687	$927,495	$760,861

Shares Outstanding:

Class A	8,772	8,772	8,871

Class C	10,096	39,705	21,014

Class FI	43,860	43,860	43,860

Class R	8,772	8,772	8,772

Class I	8,772	8,896	8,772

Class IS	8,772	8,772	8,772

Net Asset Value:

Class A (and redemption price)	$7.91	$7.81	$7.60

Class C*	$7.91	$7.81	$7.60

Class FI (and redemption price)	$7.91	$7.81	$7.60

Class R (and redemption price)	$7.91	$7.81	$7.60

Class I (and redemption price)	$7.92	$7.81	$7.61

Class IS (and redemption price)	$7.92	$7.81	$7.61

Maximum Public Offering Price Per Share:

Class A (based on maximum initial sales charge of 5.75%)	$8.39	$8.29	$8.06

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

70   Legg Mason Partners Target Retirement Series 2009 Annual Report

	Legg Mason	Legg Mason	Legg Mason
	Partners	Partners	Partners
	Target Retirement	Target Retirement	Target Retirement
	2030	2035	2040
ASSETS:

Investments in affiliated Underlying Funds, at cost	$643,267	$591,019	$591,205

Investments in unaffiliated Underlying Funds, at cost	398,318	415,749	427,631

Investments in affiliated Underlying Funds, at value	445,353	387,129	385,269

Investments in unaffiliated Underlying Funds, at value	257,560	263,065	271,915

Cash	26,178	24,456	10,866

Receivable from investment manager	4,084	5,991	4,799

Dividends receivable from affiliated Underlying Funds	316	55	64

Prepaid expenses	1,669	1,927	1,838

Total Assets	735,160	682,623	674,751

LIABILITIES:

Payable for securities purchased	22	286	20

Trustees’ fees payable	12	15	17

Distribution fees payable	182	171	168

Payable for Fund shares repurchased	—	—	—

Accrued expenses	47,225	47,206	47,224

Total Liabilities	47,441	47,678	47,429

TOTAL NET ASSETS	$687,719	$634,945	$627,322

NET ASSETS:

Par value (Note 6)	$1	$1	$1

Paid-in capital in excess of par value	1,043,967	1,010,969	1,006,215

Undistributed (overdistributed) net investment income	518	(907)	(384)

Accumulated net realized loss on sale of Underlying Funds and capital gains distributions from Underlying Funds	(18,095)	(18,544)	(16,858)

Net unrealized depreciation on Underlying Funds	(338,672)	(356,574)	(361,652)

TOTAL NET ASSETS	$687,719	$634,945	$627,322

Shares Outstanding:

Class A	8,772	8,772	8,772

Class C	11,581	10,311	9,721

Class FI	46,792	43,860	43,860

Class R	8,772	8,772	8,772

Class I	8,772	8,772	8,772

Class IS	8,772	8,772	8,772

Net Asset Value:

Class A (and redemption price)	$7.36	$7.11	$7.08

Class C*	$7.35	$7.11	$7.07

Class FI (and redemption price)	$7.36	$7.11	$7.08

Class R (and redemption price)	$7.36	$7.11	$7.07

Class I (and redemption price)	$7.36	$7.12	$7.08

Class IS (and redemption price)	$7.36	$7.12	$7.08

Maximum Public Offering Price Per Share:

Class A (based on maximum initial sales charge of 5.75%)	$7.81	$7.54	$7.51

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

Legg Mason Partners Target Retirement Series 2009 Annual Report   71

Statements of assets and liabilities continued
January 31, 2009

	Legg Mason	Legg Mason	Legg Mason
	Partners	Partners	Partners
	Target Retirement	Target Retirement	Target Retirement
	2045	2050	Fund
ASSETS:

Investments in affiliated Underlying Funds, at cost	$588,985	$606,991	$788,467

Investments in unaffiliated Underlying Funds, at cost	427,631	434,772	212,585

Investments in affiliated Underlying Funds, at value	383,227	398,260	638,391

Investments in unaffiliated Underlying Funds, at value	271,915	278,791	138,431

Cash	9,697	7,997	28,493

Receivable from investment manager	4,236	4,457	3,004

Dividends receivable from affiliated Underlying Funds	64	66	1,484

Prepaid expenses	1,772	1,772	501

Total Assets	670,911	691,343	810,304

LIABILITIES:

Distribution fees payable	167	172	200

Payable for securities purchased	48	42	575

Trustees’ fees payable	17	12	9

Payable for Fund shares repurchased	—	207	—

Accrued expenses	46,820	46,550	47,206

Total Liabilities	47,052	46,983	47,990

TOTAL NET ASSETS	$623,859	$644,360	$762,314

NET ASSETS:

Par value (Note 6)	$1	$1	$1

Paid-in capital in excess of par value	1,003,235	1,023,382	1,004,689

Undistributed (overdistributed) net investment income	(890)	457	638

Accumulated net realized loss on sale of Underlying Funds and capital gains distributions from Underlying Funds	(17,013)	(14,768)	(18,784)

Net unrealized depreciation on Underlying Funds	(361,474)	(364,712)	(224,230)

TOTAL NET ASSETS	$623,859	$644,360	$762,314

Shares Outstanding:

Class A	8,772	10,650	8,772

Class C	9,309	10,208	9,393

Class FI	43,860	43,860	43,860

Class R	8,772	8,772	8,772

Class I	8,772	8,772	8,772

Class IS	8,772	8,772	8,772

Net Asset Value:

Class A (and redemption price)	$7.07	$7.08	$8.63

Class C*	$7.06	$7.07	$8.62

Class FI (and redemption price)	$7.07	$7.08	$8.63

Class R (and redemption price)	$7.07	$7.08	$8.63

Class I (and redemption price)	$7.07	$7.08	$8.63

Class IS (and redemption price)	$7.07	$7.08	$8.63

Maximum Public Offering Price Per Share:

Class A (based on maximum initial sales charge of 5.75%)	$7.50	$7.51	$9.16

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

72   Legg Mason Partners Target Retirement Series 2009 Annual Report

Statements of operations
For the Period Ended January 31, 2009†

	Legg Mason	Legg Mason	Legg Mason
	Partners	Partners	Partners
	Target Retirement	Target Retirement	Target Retirement
	2015	2020	2025
INVESTMENT INCOME:

Income distributions from affiliated Underlying Funds	$15,285	$13,900	$13,042

Income distributions from unaffiliated Underlying Funds	3,713	3,663	3,668

Interest	47	51	51

Short-term capital gains distributions from affiliated Underlying Funds	88	78	66

Total Investment Income	19,133	17,692	16,827

EXPENSES:

Legal fees	40,000	40,000	40,498

Shareholder reports (Note 4)	19,710	19,710	20,000

Audit and tax	13,600	13,300	13,600

Registration fees	1,454	1,534	1,432

Distribution fees (Notes 2 and 4)	976	1,064	965

Investment management fee (Note 2)	325	331	318

Trustees’ fees	252	252	41

Custody fees	196	46	79

Transfer agent fees (Note 4)	128	142	123

Miscellaneous expenses	3,400	3,479	3,330

Total Expenses	80,041	79,858	80,386

Less: Fee waivers and/or expense reimbursements (Notes 2 and 4)	(78,080)	(77,804)	(78,497)

Net Expenses	1,961	2,054	1,889

NET INVESTMENT INCOME	17,172	15,638	14,938

REALIZED AND UNREALIZED GAIN (LOSS) ON UNDERLYING FUNDS, SALE OF UNDERLYING FUNDS AND CAPITAL GAIN DISTRIBUTIONS FROM UNDERLYING FUNDS (NOTES 1 AND 3):

Net Realized Gain (Loss) From:

Sale of affiliated Underlying Funds	(19,549)	(19,798)	(19,075)

Sale of unaffiliated Underlying Funds	241	243	231

Capital gain distributions from affiliated Underlying Funds	154	136	116

Net Realized Loss	(19,154)	(19,419)	(18,728)

Change in Net Unrealized Appreciation/Depreciation From:

Affiliated Underlying Funds	(173,071)	(184,771)	(189,267)

Unaffiliated Underlying Funds	(113,355)	(121,164)	(126,761)

Change in Net Unrealized Appreciation/Depreciation	(286,426)	(305,935)	(316,028)

NET LOSS ON UNDERLYING FUNDS AND CAPITAL GAIN DISTRIBUTIONS FROM UNDERLYING FUNDS	(305,580)	(325,354)	(334,756)

DECREASE IN NET ASSETS FROM OPERATIONS	$(288,408)	$(309,716)	$(319,818)

†	For the period August 29, 2008 (inception date) to January 31, 2009.

See Notes to Financial Statements.

Legg Mason Partners Target Retirement Series 2009 Annual Report   73

Statements of operations continued
For the Period Ended January 31, 2009†

	Legg Mason	Legg Mason	Legg Mason
	Partners	Partners	Partners
	Target Retirement	Target Retirement	Target Retirement
	2030	2035	2040
INVESTMENT INCOME:

Income distributions from affiliated Underlying Funds	$11,975	$8,334	$7,016

Income distributions from unaffiliated Underlying Funds	3,856	3,883	4,125

Interest	57	63	61

Short-term capital gains distributions from affiliated Underlying Funds	30	—	—

Total Investment Income	15,918	12,280	11,202

EXPENSES:

Legal fees	40,498	39,840	40,000

Shareholder reports (Note 4)	20,000	19,999	20,002

Audit and tax	13,600	13,607	13,600

Registration fees	1,432	1,174	1,263

Distribution fees (Notes 2 and 4)	946	911	903

Investment management fee (Note 2)	315	303	301

Transfer agent fees (Note 4)	127	125	119

Custody fees	79	96	40

Trustees’ fees	41	43	45

Miscellaneous expenses	3,329	3,939	3,863

Total Expenses	80,367	80,037	80,136

Less: Fee waivers and/or expense reimbursements (Notes 2 and 4)	(78,487)	(78,222)	(78,345)

Net Expenses	1,880	1,815	1,791

NET INVESTMENT INCOME	14,038	10,465	9,411

REALIZED AND UNREALIZED GAIN (LOSS) ON UNDERLYING FUNDS, SALE OF UNDERLYING FUNDS AND CAPITAL GAIN DISTRIBUTIONS FROM UNDERLYING FUNDS (NOTES 1 AND 3):

Net Realized Gain (Loss) From:

Sale of affiliated Underlying Funds	(18,379)	(18,762)	(17,078)

Sale of unaffiliated Underlying Funds	231	218	220

Capital gain distributions from affiliated Underlying Funds	53	—	—

Net Realized Loss	(18,095)	(18,544)	(16,858)

Change in Net Unrealized Appreciation/Depreciation From:

Affiliated Underlying Funds	(197,914)	(203,890)	(205,936)

Unaffiliated Underlying Funds	(140,758)	(152,684)	(155,716)

Change in Net Unrealized Appreciation/Depreciation	(338,672)	(356,574)	(361,652)

NET LOSS ON UNDERLYING FUNDS AND CAPITAL GAIN DISTRIBUTIONS FROM UNDERLYING FUNDS	(356,767)	(375,118)	(378,510)

DECREASE IN NET ASSETS FROM OPERATIONS	$(342,729)	$(364,653)	$(369,099)

†	For the period August 29, 2008 (inception date) to January 31, 2009.

See Notes to Financial Statements.

74   Legg Mason Partners Target Retirement Series 2009 Annual Report

	Legg Mason	Legg Mason	Legg Mason
	Partners	Partners	Partners
	Target Retirement	Target Retirement	Target Retirement
	2045	2050	Fund
INVESTMENT INCOME:

Income distributions from affiliated Underlying Funds	$7,049	$7,128	$22,759

Income distributions from unaffiliated Underlying Funds	4,125	4,125	2,720

Interest	61	61	34

Short-term capital gains distributions from affiliated Underlying Funds	—	—	88

Total Investment Income	11,235	11,314	25,601

EXPENSES:

Legal fees	40,000	40,000	40,000

Shareholder reports (Note 4)	20,002	19,998	20,000

Audit and tax	13,600	13,600	13,600

Registration fees	1,329	1,329	2,599

Distribution fees (Notes 2 and 4)	902	909	1,030

Investment management fee (Note 2)	301	303	343

Transfer agent fees (Note 4)	119	119	123

Custody fees	40	37	50

Trustees’ fees	45	40	40

Miscellaneous expenses	3,460	3,197	3,841

Total Expenses	79,798	79,532	81,626

Less: Fee waivers and/or expense reimbursements (Notes 2 and 4)	(78,009)	(77,730)	(79,402)

Net Expenses	1,789	1,802	2,224

NET INVESTMENT INCOME	9,446	9,512	23,377

REALIZED AND UNREALIZED GAIN (LOSS) ON UNDERLYING FUNDS, SALE OF UNDERLYING FUNDS AND CAPITAL GAIN DISTRIBUTIONS FROM UNDERLYING FUNDS (NOTES 1 AND 3):

Net Realized Gain (Loss) From:

Sale of affiliated Underlying Funds	(17,233)	(14,988)	(19,205)

Sale of unaffiliated Underlying Funds	220	220	267

Capital gain distributions from affiliated Underlying Funds	—	—	154

Net Realized Loss	(17,013)	(14,768)	(18,784)

Change in Net Unrealized Appreciation/Depreciation From:

Affiliated Underlying Funds	(205,758)	(208,731)	(150,076)

Unaffiliated Underlying Funds	(155,716)	(155,981)	(74,154)

Change in Net Unrealized Appreciation/Depreciation	(361,474)	(364,712)	(224,230)

NET LOSS ON UNDERLYING FUNDS AND CAPITAL GAIN DISTRIBUTIONS FROM UNDERLYING FUNDS	(378,487)	(379,480)	(243,014)

DECREASE IN NET ASSETS FROM OPERATIONS	$(369,041)	$(369,968)	$(219,637)

†	For the period August 29, 2008 (inception date) to January 31, 2009.

See Notes to Financial Statements.

Legg Mason Partners Target Retirement Series 2009 Annual Report   75

Statements of changes in net assets
Legg Mason Partners Target Retirement 2015

FOR THE PERIOD ENDED JANUARY 31, 2009†
OPERATIONS:

Net investment income	$17,172

Net realized loss	(19,154)

Change in net unrealized appreciation/depreciation	(286,426)

Decrease in Net Assets From Operations	(288,408)

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):

Net investment income	(17,600)

Decrease in Net Assets From Distributions to Shareholders	(17,600)

FUND SHARE TRANSACTIONS (NOTE 6):

Net proceeds from sale of shares	1,010,695

Increase in Net Assets From Fund Share Transactions	1,010,695

INCREASE IN NET ASSETS	704,687

NET ASSETS:

Beginning of period	—

End of period*	$704,687

* Includes undistributed net investment income of:	$319

†	For the period August 29, 2008 (inception date) to January 31, 2009.

See Notes to Financial Statements.

76   Legg Mason Partners Target Retirement Series 2009 Annual Report

Legg Mason Partners Target Retirement 2020

FOR THE PERIOD ENDED JANUARY 31, 2009†
OPERATIONS:

Net investment income	$15,638

Net realized loss	(19,419)

Change in net unrealized appreciation/depreciation	(305,935)

Decrease in Net Assets From Operations	(309,716)

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):

Net investment income	(15,500)

Decrease in Net Assets From Distributions to Shareholders	(15,500)

FUND SHARE TRANSACTIONS (NOTE 6):

Net proceeds from sale of shares	1,252,829

Reinvestment of distributions	12

Cost of shares repurchased	(130)

Increase in Net Assets From Fund Share Transactions	1,252,711

INCREASE IN NET ASSETS	927,495

NET ASSETS:

Beginning of period	—

End of period*	$927,495

* Includes undistributed net investment income of:	$972

†	For the period August 29, 2008 (inception date) to January 31, 2009.

See Notes to Financial Statements.

Legg Mason Partners Target Retirement Series 2009 Annual Report   77

Statements of changes in net assets continued
Legg Mason Partners Target Retirement 2025

FOR THE PERIOD ENDED JANUARY 31, 2009†
OPERATIONS:

Net investment income	$14,938

Net realized loss	(18,728)

Change in net unrealized appreciation/depreciation	(316,028)

Decrease in Net Assets From Operations	(319,818)

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):

Net investment income	(15,000)

Decrease in Net Assets From Distributions to Shareholders	(15,000)

FUND SHARE TRANSACTIONS (NOTE 6):

Net proceeds from sale of shares	1,095,663

Reinvestment of distributions	16

Increase in Net Assets From Fund Share Transactions	1,095,679

INCREASE IN NET ASSETS	760,861

NET ASSETS:

Beginning of period	—

End of period*	$760,861

* Includes undistributed net investment income of:	$910

†	For the period August 29, 2008 (inception date) to January 31, 2009.

See Notes to Financial Statements.

78   Legg Mason Partners Target Retirement Series 2009 Annual Report

Legg Mason Partners Target Retirement 2030

FOR THE PERIOD ENDED JANUARY 31, 2009†
OPERATIONS:

Net investment income	$14,038

Net realized loss	(18,095)

Change in net unrealized appreciation/depreciation	(338,672)

Decrease in Net Assets From Operations	(342,729)

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):

Net investment income	(14,500)

Decrease in Net Assets From Distributions to Shareholders	(14,500)

FUND SHARE TRANSACTIONS (NOTE 6):

Net proceeds from sale of shares	1,045,730

Reinvestment of distributions	476

Cost of shares repurchased	(1,258)

Increase in Net Assets From Fund Share Transactions	1,044,948

INCREASE IN NET ASSETS	687,719

NET ASSETS:

Beginning of period	—

End of period*	$687,719

* Includes undistributed net investment income of:	$518

†	For the period August 29, 2008 (inception date) to January 31, 2009.

See Notes to Financial Statements.

Legg Mason Partners Target Retirement Series 2009 Annual Report   79

Statements of changes in net assets continued
Legg Mason Partners Target Retirement 2035

FOR THE PERIOD ENDED JANUARY 31, 2009†
OPERATIONS:

Net investment income	$10,465

Net realized loss	(18,544)

Change in net unrealized appreciation/depreciation	(356,574)

Decrease in Net Assets From Operations	(364,653)

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):

Net investment income	(12,000)

Decrease in Net Assets From Distributions to Shareholders	(12,000)

FUND SHARE TRANSACTIONS (NOTE 6):

Net proceeds from sale of shares	1,011,598

Increase in Net Assets From Fund Share Transactions	1,011,598

INCREASE IN NET ASSETS	634,945

NET ASSETS:

Beginning of period	—

End of period*	$634,945

* Includes overdistributed net investment income of:	$(907)

†	For the period August 29, 2008 (inception date) to January 31, 2009.

See Notes to Financial Statements.

80   Legg Mason Partners Target Retirement Series 2009 Annual Report

Legg Mason Partners Target Retirement 2040

FOR THE PERIOD ENDED JANUARY 31, 2009†
OPERATIONS:

Net investment income	$9,411

Net realized loss	(16,858)

Change in net unrealized appreciation/depreciation	(361,652)

Decrease in Net Assets From Operations	(369,099)

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):

Net investment income	(10,500)

Decrease in Net Assets From Distributions to Shareholders	(10,500)

FUND SHARE TRANSACTIONS (NOTE 6):

Net proceeds from sale of shares	1,006,921

Increase in Net Assets From Fund Share Transactions	1,006,921

INCREASE IN NET ASSETS	627,322

NET ASSETS:

Beginning of period	—

End of period*	$627,322

* Includes overdistributed net investment income of:	$(384)

†	For the period August 29, 2008 (inception date) to January 31, 2009.

See Notes to Financial Statements.

Legg Mason Partners Target Retirement Series 2009 Annual Report   81

Statements of changes in net assets continued
Legg Mason Partners Target Retirement 2045

FOR THE PERIOD ENDED JANUARY 31, 2009†
OPERATIONS:

Net investment income	$9,446

Net realized loss	(17,013)

Change in net unrealized appreciation/depreciation	(361,474)

Decrease in Net Assets From Operations	(369,041)

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):

Net investment income	(11,000)

Decrease in Net Assets From Distributions to Shareholders	(11,000)

FUND SHARE TRANSACTIONS (NOTE 6):

Net proceeds from sale of shares	1,003,900

Increase in Net Assets From Fund Share Transactions	1,003,900

INCREASE IN NET ASSETS	623,859

NET ASSETS:

Beginning of period	—

End of period*	$623,859

* Includes overdistributed net investment income of:	$(890)

†	For the period August 29, 2008 (inception date) to January 31, 2009.

See Notes to Financial Statements.

82   Legg Mason Partners Target Retirement Series 2009 Annual Report

Legg Mason Partners Target Retirement 2050

FOR THE PERIOD ENDED JANUARY 31, 2009†
OPERATIONS:

Net investment income	$9,512

Net realized loss	(14,768)

Change in net unrealized appreciation/depreciation	(364,712)

Decrease in Net Assets From Operations	(369,968)

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):

Net investment income	(10,000)

Decrease in Net Assets From Distributions to Shareholders	(10,000)

FUND SHARE TRANSACTIONS (NOTE 6):

Net proceeds from sale of shares	1,024,324

Reinvestment of distributions	211

Cost of shares repurchased	(207)

Increase in Net Assets From Fund Share Transactions	1,024,328

INCREASE IN NET ASSETS	644,360

NET ASSETS:

Beginning of period	—

End of period*	$644,360

* Includes undistributed net investment income of:	$457

†	For the period August 29, 2008 (inception date) to January 31, 2009.

See Notes to Financial Statements.

Legg Mason Partners Target Retirement Series 2009 Annual Report   83

Statements of changes in net assets continued
Legg Mason Partners Target Retirement Fund

FOR THE PERIOD ENDED JANUARY 31, 2009†
OPERATIONS:

Net investment income	$23,377

Net realized loss	(18,784)

Change in net unrealized appreciation/depreciation	(224,230)

Decrease in Net Assets From Operations	(219,637)

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):

Net investment income	(23,500)

Decrease in Net Assets From Distributions to Shareholders	(23,500)

FUND SHARE TRANSACTIONS (NOTE 6):

Net proceeds from sale of shares	1,005,451

Increase in Net Assets From Fund Share Transactions	1,005,451

INCREASE IN NET ASSETS	762,314

NET ASSETS:

Beginning of period	—

End of period*	$762,314

* Includes undistributed net investment income of:	$638

†	For the period August 29, 2008 (inception date) to January 31, 2009.

See Notes to Financial Statements.

84   Legg Mason Partners Target Retirement Series 2009 Annual Report

Financial highlights
Legg Mason Partners Target Retirement 2015

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
 ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS A SHARES[1]	2009[2]
NET ASSET VALUE, BEGINNING OF PERIOD	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income[3]	0.20

Net realized and unrealized loss	(3.49)

Total loss from operations	(3.29)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.20)

Total distributions	(0.20)

NET ASSET VALUE, END OF PERIOD	$7.91

Total return[4]	(28.96)%

NET ASSETS, END OF PERIOD (000s)	$69

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[5,6]	24.64%

Net expenses[5,6,7,8]	0.58

Net investment income[6]	5.31

PORTFOLIO TURNOVER RATE	11%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period August 29, 2008 (inception date) to January 31, 2009.
[3]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.
[4]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.
[5]	Does not include expenses of the Underlying Funds in which the Fund invests.
[6]	Annualized.
[7]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 1.15% until August 31, 2009. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.
[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Target Retirement Series 2009 Annual Report   85

Financial highlights continued

Legg Mason Partners Target Retirement 2015

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
 ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS C SHARES[1]	2009[2]
NET ASSET VALUE, BEGINNING OF PERIOD	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income[3]	0.17

Net realized and unrealized loss	(3.48)

Total loss from operations	(3.31)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.18)

Total distributions	(0.18)

NET ASSET VALUE, END OF PERIOD	$7.91

Total return[4]	(29.13)%

NET ASSETS, END OF PERIOD (000s)	$80

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[5,6]	24.97%

Net expenses[5,6,7,8]	1.33

Net investment income[6]	4.53

PORTFOLIO TURNOVER RATE	11%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period August 29, 2008 (inception date) to January 31, 2009.
[3]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.
[4]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.
[5]	Does not include expenses of the Underlying Funds in which the Fund invests.
[6]	Annualized.
[7]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares will not exceed 1.90% until August 31, 2009. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.
[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

86   Legg Mason Partners Target Retirement Series 2009 Annual Report

Legg Mason Partners Target Retirement 2015

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
 ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS FI SHARES[1]	2009[2]
NET ASSET VALUE, BEGINNING OF PERIOD	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income[3]	0.20

Net realized and unrealized loss	(3.49)

Total loss from operations	(3.29)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.20)

Total distributions	(0.20)

NET ASSET VALUE, END OF PERIOD	$7.91

Total return[4]	(28.96)%

NET ASSETS, END OF PERIOD (000s)	$347

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[5,6]	24.60%

Net expenses[5,6,7,8]	0.58

Net investment income[6]	5.31

PORTFOLIO TURNOVER RATE	11%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period August 29, 2008 (inception date) to January 31, 2009.
[3]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.
[4]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.
[5]	Does not include expenses of the Underlying Funds in which the Fund invests.
[6]	Annualized.
[7]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares will not exceed 1.15% until August 31, 2009. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.
[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Target Retirement Series 2009 Annual Report   87

Financial highlights continued

Legg Mason Partners Target Retirement 2015

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
 ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS R SHARES[1]	2009[2]
NET ASSET VALUE, BEGINNING OF PERIOD	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income[3]	0.19

Net realized and unrealized loss	(3.49)

Total loss from operations	(3.30)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.19)

Total distributions	(0.19)

NET ASSET VALUE, END OF PERIOD	$7.91

Total return[4]	(29.02)%

NET ASSETS, END OF PERIOD (000s)	$69

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[5,6]	24.90%

Net expenses[5,6,7,8]	0.83

Net investment income[6]	5.06

PORTFOLIO TURNOVER RATE	11%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period August 29, 2008 (inception date) to January 31, 2009.
[3]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.
[4]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.
[5]	Does not include expenses of the Underlying Funds in which the Fund invests.
[6]	Annualized.
[7]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares will not exceed 1.40% until August 31, 2009. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.
[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

88   Legg Mason Partners Target Retirement Series 2009 Annual Report

Legg Mason Partners Target Retirement 2015

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
 ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS I SHARES[1]	2009[2]
NET ASSET VALUE, BEGINNING OF PERIOD	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income[3]	0.21

Net realized and unrealized loss	(3.48)

Total loss from operations	(3.27)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.21)

Total distributions	(0.21)

NET ASSET VALUE, END OF PERIOD	$7.92

Total return[4]	(28.80)%

NET ASSETS, END OF PERIOD (000s)	$70

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[5,6]	24.39%

Net expenses[5,6,7,8]	0.28

Net investment income[6]	5.61

PORTFOLIO TURNOVER RATE	11%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period August 29, 2008 (inception date) to January 31, 2009.
[3]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.
[4]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.
[5]	Does not include expenses of the Underlying Funds in which the Fund invests.
[6]	Annualized.
[7]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares will not exceed 0.85% until August 31, 2009. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.
[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Target Retirement Series 2009 Annual Report   89

Financial highlights continued

Legg Mason Partners Target Retirement 2015

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
 ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS IS SHARES[1]	2009[2]
NET ASSET VALUE, BEGINNING OF PERIOD	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income[3]	0.21

Net realized and unrealized loss	(3.48)

Total loss from operations	(3.27)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.21)

Total distributions	(0.21)

NET ASSET VALUE, END OF PERIOD	$7.92

Total return[4]	(28.77)%

NET ASSETS, END OF PERIOD (000s)	$70

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[5,6]	24.39%

Net expenses[5,6,7,8]	0.13

Net investment income[6]	5.76

PORTFOLIO TURNOVER RATE	11%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period August 29, 2008 (inception date) to January 31, 2009.
[3]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.
[4]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.
[5]	Does not include expenses of the Underlying Funds in which the Fund invests.
[6]	Annualized.
[7]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class IS shares will not exceed 0.70% until August 31, 2009. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.
[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

90   Legg Mason Partners Target Retirement Series 2009 Annual Report

Legg Mason Partners Target Retirement 2020

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
 ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS A SHARES[1]	2009[2]
NET ASSET VALUE, BEGINNING OF PERIOD	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income[3]	0.18

Net realized and unrealized loss	(3.59)

Total loss from operations	(3.41)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.18)

Total distributions	(0.18)

NET ASSET VALUE, END OF PERIOD	$7.81

Total return[4]	(30.03)%

NET ASSETS, END OF PERIOD (000s)	$68

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[5,6]	25.21%

Net expenses[5,6,7,8]	0.57

Net investment income[6]	4.90

PORTFOLIO TURNOVER RATE	10%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period August 29, 2008 (inception date) to January 31, 2009.
[3]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.
[4]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.
[5]	Does not include expenses of the Underlying Funds in which the Fund invests.
[6]	Annualized.
[7]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 1.15% until August 31, 2009. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.
[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Target Retirement Series 2009 Annual Report   91

Financial highlights continued

Legg Mason Partners Target Retirement 2020

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
 ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS C SHARES[1]	2009[2]
NET ASSET VALUE, BEGINNING OF PERIOD	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income[3]	0.11

Net realized and unrealized loss	(3.54)

Total loss from operations	(3.43)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.16)

Total distributions	(0.16)

NET ASSET VALUE, END OF PERIOD	$7.81

Total return[4]	(30.20)%

NET ASSETS, END OF PERIOD (000s)	$310

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[5,6]	17.12%

Net expenses[5,6,7,8]	1.32

Net investment income[6]	3.13

PORTFOLIO TURNOVER RATE	10%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period August 29, 2008 (inception date) to January 31, 2009.
[3]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.
[4]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.
[5]	Does not include expenses of the Underlying Funds in which the Fund invests.
[6]	Annualized.
[7]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares will not exceed 1.90% until August 31, 2009. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.
[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

92   Legg Mason Partners Target Retirement Series 2009 Annual Report

Legg Mason Partners Target Retirement 2020

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
 ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS FI SHARES[1]	2009[2]
NET ASSET VALUE, BEGINNING OF PERIOD	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income[3]	0.18

Net realized and unrealized loss	(3.59)

Total loss from operations	(3.41)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.18)

Total distributions	(0.18)

NET ASSET VALUE, END OF PERIOD	$7.81

Total return[4]	(30.03)%

NET ASSETS, END OF PERIOD (000s)	$343

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[5,6]	25.16%

Net expenses[5,6,7,8]	0.57

Net investment income[6]	4.90

PORTFOLIO TURNOVER RATE	10%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period August 29, 2008 (inception date) to January 31, 2009.
[3]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.
[4]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.
[5]	Does not include expenses of the Underlying Funds in which the Fund invests.
[6]	Annualized.
[7]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares will not exceed 1.15% until August 31, 2009. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.
[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Target Retirement Series 2009 Annual Report   93

Financial highlights continued

Legg Mason Partners Target Retirement 2020

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
 ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS R SHARES[1]	2009[2]
NET ASSET VALUE, BEGINNING OF PERIOD	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income[3]	0.17

Net realized and unrealized loss	(3.59)

Total loss from operations	(3.42)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.17)

Total distributions	(0.17)

NET ASSET VALUE, END OF PERIOD	$7.81

Total return[4]	(30.09)%

NET ASSETS, END OF PERIOD (000s)	$68

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[5,6]	25.46%

Net expenses[5,6,7,8]	0.83

Net investment income[6]	4.65

PORTFOLIO TURNOVER RATE	10%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period August 29, 2008 (inception date) to January 31, 2009.
[3]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.
[4]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.
[5]	Does not include expenses of the Underlying Funds in which the Fund invests.
[6]	Annualized.
[7]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares will not exceed 1.40% until August 31, 2009. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.
[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

94   Legg Mason Partners Target Retirement Series 2009 Annual Report

Legg Mason Partners Target Retirement 2020

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
 ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS I SHARES[1]	2009[2]
NET ASSET VALUE, BEGINNING OF PERIOD	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income[3]	0.19

Net realized and unrealized loss	(3.59)

Total loss from operations	(3.40)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.19)

Total distributions	(0.19)

NET ASSET VALUE, END OF PERIOD	$7.81

Total return[4]	(29.96)%

NET ASSETS, END OF PERIOD (000s)	$69

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[5,6]	24.89%

Net expenses[5,6,7,8]	0.27

Net investment income[6]	5.21

PORTFOLIO TURNOVER RATE	10%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period August 29, 2008 (inception date) to January 31, 2009.
[3]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.
[4]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.
[5]	Does not include expenses of the Underlying Funds in which the Fund invests.
[6]	Annualized.
[7]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares will not exceed 0.85% until August 31, 2009. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.
[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Target Retirement Series 2009 Annual Report   95

Financial highlights continued

Legg Mason Partners Target Retirement 2020

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
 ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS IS SHARES[1]	2009[2]
NET ASSET VALUE, BEGINNING OF PERIOD	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income[3]	0.20

Net realized and unrealized loss	(3.60)

Total loss from operations	(3.40)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.19)

Total distributions	(0.19)

NET ASSET VALUE, END OF PERIOD	$7.81

Total return[4]	(29.93)%

NET ASSETS, END OF PERIOD (000s)	$69

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[5,6]	24.96%

Net expenses[5,6,7,8]	0.12

Net investment income[6]	5.35

PORTFOLIO TURNOVER RATE	10%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period August 29, 2008 (inception date) to January 31, 2009.
[3]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.
[4]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.
[5]	Does not include expenses of the Underlying Funds in which the Fund invests.
[6]	Annualized.
[7]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class IS shares will not exceed 0.70% until August 31, 2009. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.
[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

96   Legg Mason Partners Target Retirement Series 2009 Annual Report

Legg Mason Partners Target Retirement 2025

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
 ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS A SHARES[1]	2009[2]
NET ASSET VALUE, BEGINNING OF PERIOD	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income[3]	0.17

Net realized and unrealized loss	(3.80)

Total loss from operations	(3.63)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.17)

Total distributions	(0.17)

NET ASSET VALUE, END OF PERIOD	$7.60

Total return[4]	(31.93)%

NET ASSETS, END OF PERIOD (000s)	$67

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[5,6]	25.32%

Net Expenses[5,6,7,8]	0.57

Net investment income[6]	4.77

PORTFOLIO TURNOVER RATE	8%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period August 29, 2008 (inception date) to January 31, 2009.
[3]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.
[4]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.
[5]	Does not include expenses of the Underlying Funds in which the Fund invests.
[6]	Annualized.
[7]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 1.15% until August 31, 2009. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.
[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Target Retirement Series 2009 Annual Report   97

Financial highlights continued

Legg Mason Partners Target Retirement 2025

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
 ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS C SHARES[1]	2009[2]
NET ASSET VALUE, BEGINNING OF PERIOD	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income[3]	0.13

Net realized and unrealized loss	(3.78)

Total loss from operations	(3.65)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.15)

Total distributions	(0.15)

NET ASSET VALUE, END OF PERIOD	$7.60

Total return[4]	(32.10)%

NET ASSETS, END OF PERIOD (000s)	$160

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[5,6]	24.88%

Net expenses[5,6,7,8]	1.31

Net investment income[6]	3.78

PORTFOLIO TURNOVER RATE	8%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period August 29, 2008 (inception date) to January 31, 2009.
[3]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.
[4]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.
[5]	Does not include expenses of the Underlying Funds in which the Fund invests.
[6]	Annualized.
[7]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares will not exceed 1.90% until August 31, 2009. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.
[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

98   Legg Mason Partners Target Retirement Series 2009 Annual Report

Legg Mason Partners Target Retirement 2025

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
 ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS FI SHARES[1]	2009[2]
NET ASSET VALUE, BEGINNING OF PERIOD	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income[3]	0.17

Net realized and unrealized loss	(3.80)

Total loss from operations	(3.63)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.17)

Total distributions	(0.17)

NET ASSET VALUE, END OF PERIOD	$7.60

Total return[4]	(31.93)%

NET ASSETS, END OF PERIOD (000s)	$334

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[5,6]	25.36%

Net expenses[5,6,7,8]	0.57

Net investment income[6]	4.75

PORTFOLIO TURNOVER RATE	8%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period August 29, 2008 (inception date) to January 31, 2009.
[3]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.
[4]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.
[5]	Does not include expenses of the Underlying Funds in which the Fund invests.
[6]	Annualized.
[7]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares will not exceed 1.15% until August 31, 2009. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.
[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Target Retirement Series 2009 Annual Report   99

Financial highlights continued

Legg Mason Partners Target Retirement 2025

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
 ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS R SHARES[1]	2009[2]
NET ASSET VALUE, BEGINNING OF PERIOD	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income[3]	0.16

Net realized and unrealized loss	(3.80)

Total loss from operations	(3.64)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.16)

Total distributions	(0.16)

NET ASSET VALUE, END OF PERIOD	$7.60

Total return[4]	(31.99)%

NET ASSETS, END OF PERIOD (000s)	$67

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[5,6]	25.66%

Net expenses[5,6,7,8]	0.82

Net investment income[6]	4.50

PORTFOLIO TURNOVER RATE	8%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period August 29, 2008 (inception date) to January 31, 2009.
[3]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.
[4]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.
[5]	Does not include expenses of the Underlying Funds in which the Fund invests.
[6]	Annualized.
[7]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares will not exceed 1.40% until August 31, 2009. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.
[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

100   Legg Mason Partners Target Retirement Series 2009 Annual Report

Legg Mason Partners Target Retirement 2025

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
 ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS I SHARES[1]	2009[2]
NET ASSET VALUE, BEGINNING OF PERIOD	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income[3]	0.18

Net realized and unrealized loss	(3.79)

Total loss from operations	(3.61)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.18)

Total distributions	(0.18)

NET ASSET VALUE, END OF PERIOD	$7.61

Total return[4]	(31.78)%

NET ASSETS, END OF PERIOD (000s)	$66

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[5,6]	25.15%

Net expenses[5,6,7,8]	0.27

Net investment income[6]	5.05

PORTFOLIO TURNOVER RATE	8%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period August 29, 2008 (inception date) to January 31, 2009.
[3]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.
[4]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.
[5]	Does not include expenses of the Underlying Funds in which the Fund invests.
[6]	Annualized.
[7]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares will not exceed 0.85% until August 31, 2009. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.
[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Target Retirement Series 2009 Annual Report   101

Financial highlights continued

Legg Mason Partners Target Retirement 2025

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
 ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS IS SHARES[1]	2009[2]
NET ASSET VALUE, BEGINNING OF PERIOD	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income[3]	0.19

Net realized and unrealized loss	(3.80)

Total loss from operations	(3.61)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.18)

Total distributions	(0.18)

NET ASSET VALUE, END OF PERIOD	$7.61

Total return[4]	(31.74)%

NET ASSETS, END OF PERIOD (000s)	$67

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[5,6]	25.15%

Net expenses[5,6,7,8]	0.12

Net investment income[6]	5.20

PORTFOLIO TURNOVER RATE	8%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period August 29, 2008 (inception date) to January 31, 2009.
[3]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.
[4]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.
[5]	Does not include expenses of the Underlying Funds in which the Fund invests.
[6]	Annualized.
[7]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class IS shares will not exceed 0.70% until August 31, 2009. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.
[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

102   Legg Mason Partners Target Retirement Series 2009 Annual Report

Legg Mason Partners Target Retirement 2030

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
 ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS A SHARES[1]	2009[2]
NET ASSET VALUE, BEGINNING OF PERIOD	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income[3]	0.16

Net realized and unrealized loss	(4.04)

Total loss from operations	(3.88)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.16)

Total distributions	(0.16)

NET ASSET VALUE, END OF PERIOD	$7.36

Total return[4]	(34.13)%

NET ASSETS, END OF PERIOD (000s)	$65

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[5,6]	25.82%

Net expenses[5,6,7,8]	0.57

Net investment income[6]	4.43

PORTFOLIO TURNOVER RATE	6%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period August 29, 2008 (inception date) to January 31, 2009.
[3]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.
[4]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.
[5]	Does not include expenses of the Underlying Funds in which the Fund invests.
[6]	Annualized.
[7]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 1.15% until August 31, 2009. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.
[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Target Retirement Series 2009 Annual Report   103

Financial highlights continued

Legg Mason Partners Target Retirement 2030

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
 ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS C SHARES[1]	2009[2]
NET ASSET VALUE, BEGINNING OF PERIOD	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income[3]	0.13

Net realized and unrealized loss	(4.04)

Total loss from operations	(3.91)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.14)

Total distributions	(0.14)

NET ASSET VALUE, END OF PERIOD	$7.35

Total return[4]	(34.38)%

NET ASSETS, END OF PERIOD (000s)	$85

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[5,6]	26.11%

Net expenses[5,6,7,8]	1.32

Net investment income[6]	3.60

PORTFOLIO TURNOVER RATE	6%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period August 29, 2008 (inception date) to January 31, 2009.
[3]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.
[4]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.
[5]	Does not include expenses of the Underlying Funds in which the Fund invests.
[6]	Annualized.
[7]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares will not exceed 1.90% until August 31, 2009. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.
[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

104   Legg Mason Partners Target Retirement Series 2009 Annual Report

Legg Mason Partners Target Retirement 2030

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
 ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS FI SHARES[1]	2009[2]
NET ASSET VALUE, BEGINNING OF PERIOD	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income[3]	0.16

Net realized and unrealized loss	(4.04)

Total loss from operations	(3.88)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.16)

Total distributions	(0.16)

NET ASSET VALUE, END OF PERIOD	$7.36

Total return[4]	(34.13)%

NET ASSETS, END OF PERIOD (000s)	$344

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[5,6]	25.22%

Net expenses[5,6,7,8]	0.57

Net investment income[6]	4.55

PORTFOLIO TURNOVER RATE	6%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period August 29, 2008 (inception date) to January 31, 2009.
[3]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.
[4]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.
[5]	Does not include expenses of the Underlying Funds in which the Fund invests.
[6]	Annualized.
[7]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares will not exceed 1.15% until August 31, 2009. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.
[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Target Retirement Series 2009 Annual Report   105

Financial highlights continued

Legg Mason Partners Target Retirement 2030

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
 ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS R SHARES[1]	2009[2]
NET ASSET VALUE, BEGINNING OF PERIOD	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income[3]	0.15

Net realized and unrealized loss	(4.04)

Total loss from operations	(3.89)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.15)

Total distributions	(0.15)

NET ASSET VALUE, END OF PERIOD	$7.36

Total return[4]	(34.18)%

NET ASSETS, END OF PERIOD (000s)	$64

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[5,6]	26.08%

Net expenses[5,6,7,8]	0.82

Net investment income[6]	4.18

PORTFOLIO TURNOVER RATE	6%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period August 29, 2008 (inception date) to January 31, 2009.
[3]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.
[4]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.
[5]	Does not include expenses of the Underlying Funds in which the Fund invests.
[6]	Annualized.
[7]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares will not exceed 1.40% until August 31, 2009. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.
[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

106   Legg Mason Partners Target Retirement Series 2009 Annual Report

Legg Mason Partners Target Retirement 2030

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
 ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS I SHARES[1]	2009[2]
NET ASSET VALUE, BEGINNING OF PERIOD	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income[3]	0.17

Net realized and unrealized loss	(4.04)

Total loss from operations	(3.87)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.17)

Total distributions	(0.17)

NET ASSET VALUE, END OF PERIOD	$7.36

Total return[4]	(34.06)%

NET ASSETS, END OF PERIOD (000s)	$65

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[5,6]	25.57%

Net expenses[5,6,7,8]	0.27

Net investment income[6]	4.74

PORTFOLIO TURNOVER RATE	6%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period August 29, 2008 (inception date) to January 31, 2009.
[3]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.
[4]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.
[5]	Does not include expenses of the Underlying Funds in which the Fund invests.
[6]	Annualized.
[7]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares will not exceed 0.85% until August 31, 2009. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.
[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Target Retirement Series 2009 Annual Report   107

Financial highlights continued

Legg Mason Partners Target Retirement 2030

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
 ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS IS SHARES[1]	2009[2]
NET ASSET VALUE, BEGINNING OF PERIOD	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income[3]	0.17

Net realized and unrealized loss	(4.04)

Total loss from operations	(3.87)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.17)

Total distributions	(0.17)

NET ASSET VALUE, END OF PERIOD	$7.36

Total return[4]	(34.03)%

NET ASSETS, END OF PERIOD (000s)	$65

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[5,6]	25.57%

Net expenses[5,6,7,8]	0.12

Net investment income[6]	4.89

PORTFOLIO TURNOVER RATE	6%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period August 29, 2008 (inception date) to January 31, 2009.
[3]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.
[4]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.
[5]	Does not include expenses of the Underlying Funds in which the Fund invests.
[6]	Annualized.
[7]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class IS shares will not exceed 0.70% until August 31, 2009. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.
[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

108   Legg Mason Partners Target Retirement Series 2009 Annual Report

Legg Mason Partners Target Retirement 2035

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
 ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS A SHARES[1]	2009[2]
NET ASSET VALUE, BEGINNING OF PERIOD	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.12

Net realized and unrealized loss	(4.27)

Total loss from operations	(4.15)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.14)

Total distributions	(0.14)

NET ASSET VALUE, END OF PERIOD	$7.11

Total return[3]	(36.51)%

NET ASSETS, END OF PERIOD (000s)	$63

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[4,5]	26.45%

Net expenses[4,5,6,7]	0.57

Net investment income[5]	3.49

PORTFOLIO TURNOVER RATE	6%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period August 29, 2008 (inception date) to January 31, 2009.
[3]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.
[4]	Does not include expenses of the Underlying Funds in which the Fund invests.
[5]	Annualized.
[6]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 1.15% until August 31, 2009. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.
[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Target Retirement Series 2009 Annual Report   109

Financial highlights continued

Legg Mason Partners Target Retirement 2035

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
 ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS C SHARES[1]	2009[2]
NET ASSET VALUE, BEGINNING OF PERIOD	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.09

Net realized and unrealized loss	(4.26)

Total loss from operations	(4.17)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.12)

Total distributions	(0.12)

NET ASSET VALUE, END OF PERIOD	$7.11

Total return[3]	(36.67)%

NET ASSETS, END OF PERIOD (000s)	$73

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[4,5]	26.87%

Net expenses[4,5,6,7]	1.32

Net investment income[5]	2.67

PORTFOLIO TURNOVER RATE	6%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period August 29, 2008 (inception date) to January 31, 2009.
[3]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.
[4]	Does not include expenses of the Underlying Funds in which the Fund invests.
[5]	Annualized.
[6]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares will not exceed 1.90% until August 31, 2009. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.
[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

110   Legg Mason Partners Target Retirement Series 2009 Annual Report

Legg Mason Partners Target Retirement 2035

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
 ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS FI SHARES[1]	2009[2]
NET ASSET VALUE, BEGINNING OF PERIOD	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.12

Net realized and unrealized loss	(4.27)

Total loss from operations	(4.15)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.14)

Total distributions	(0.14)

NET ASSET VALUE, END OF PERIOD	$7.11

Total return[3]	(36.51)%

NET ASSETS, END OF PERIOD (000s)	$312

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[4,5]	26.41%

Net expenses[4,5,6,7]	0.57

Net investment income[5]	3.49

PORTFOLIO TURNOVER RATE	6%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period August 29, 2008 (inception date) to January 31, 2009.
[3]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.
[4]	Does not include expenses of the Underlying Funds in which the Fund invests.
[5]	Annualized.
[6]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares will not exceed 1.15% until August 31, 2009. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.
[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Target Retirement Series 2009 Annual Report   111

Financial highlights continued

Legg Mason Partners Target Retirement 2035

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
 ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS R SHARES[1]	2009[2]
NET ASSET VALUE, BEGINNING OF PERIOD	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.11

Net realized and unrealized loss	(4.27)

Total loss from operations	(4.16)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.13)

Total distributions	(0.13)

NET ASSET VALUE, END OF PERIOD	$7.11

Total return[3]	(36.57)%

NET ASSETS, END OF PERIOD (000s)	$62

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[4,5]	26.72%

Net expenses[4,5,6,7]	0.82

Net investment income[5]	3.24

PORTFOLIO TURNOVER RATE	6%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period August 29, 2008 (inception date) to January 31, 2009.
[3]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.
[4]	Does not include expenses of the Underlying Funds in which the Fund invests.
[5]	Annualized.
[6]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares will not exceed 1.40% until August 31, 2009. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.
[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

112   Legg Mason Partners Target Retirement Series 2009 Annual Report

Legg Mason Partners Target Retirement 2035

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
 ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS I SHARES[1]	2009[2]
NET ASSET VALUE, BEGINNING OF PERIOD	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.13

Net realized and unrealized loss	(4.26)

Total loss from operations	(4.13)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.15)

Total distributions	(0.15)

NET ASSET VALUE, END OF PERIOD	$7.12

Total return[3]	(36.36)%

NET ASSETS, END OF PERIOD (000s)	$63

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[4,5]	26.20%

Net expenses[4,5,6,7]	0.27

Net investment income[5]	3.79

PORTFOLIO TURNOVER RATE	6%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period August 29, 2008 (inception date) to January 31, 2009.
[3]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.
[4]	Does not include expenses of the Underlying Funds in which the Fund invests.
[5]	Annualized.
[6]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares will not exceed 0.85% until August 31, 2009. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.
[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Target Retirement Series 2009 Annual Report   113

Financial highlights continued

Legg Mason Partners Target Retirement 2035

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
 ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS IS SHARES[1]	2009[2]
NET ASSET VALUE, BEGINNING OF PERIOD	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.14

Net realized and unrealized loss	(4.27)

Total loss from operations	(4.13)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.15)

Total distributions	(0.15)

NET ASSET VALUE, END OF PERIOD	$7.12

Total return[3]	(36.33)%

NET ASSETS, END OF PERIOD (000s)	$62

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[4,5]	26.20%

Net expenses[4,5,6,7]	0.12

Net investment income[5]	3.94

PORTFOLIO TURNOVER RATE	6%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period August 29, 2008 (inception date) to January 31, 2009.
[3]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.
[4]	Does not include expenses of the Underlying Funds in which the Fund invests.
[5]	Annualized.
[6]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class IS shares will not exceed 0.70% until August 31, 2009. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.
[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

114   Legg Mason Partners Target Retirement Series 2009 Annual Report

Legg Mason Partners Target Retirement 2040

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
 ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS A SHARES[1]	2009[2]
NET ASSET VALUE, BEGINNING OF PERIOD	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.11

Net realized and unrealized loss	(4.31)

Total loss from operations	(4.20)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.12)

Total distributions	(0.12)

NET ASSET VALUE, END OF PERIOD	$7.08

Total return[3]	(36.91)%

NET ASSETS, END OF PERIOD (000s)	$62

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[4,5]	26.64%

Net expenses[4,5,6,7]	0.57

Net investment income[5]	3.16

PORTFOLIO TURNOVER RATE	4%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period August 29, 2008 (inception date) to January 31, 2009.
[3]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.
[4]	Does not include expenses of the Underlying Funds in which the Fund invests.
[5]	Annualized.
[6]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 1.15% until August 31, 2009. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.
[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Target Retirement Series 2009 Annual Report   115

Financial highlights continued

Legg Mason Partners Target Retirement 2040

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
 ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS C SHARES[1]	2009[2]
NET ASSET VALUE, BEGINNING OF PERIOD	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.08

Net realized and unrealized loss	(4.31)

Total loss from operations	(4.23)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.10)

Total distributions	(0.10)

NET ASSET VALUE, END OF PERIOD	$7.07

Total return[3]	(37.16)%

NET ASSETS, END OF PERIOD (000s)	$69

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[4,5]	27.19%

Net expenses[4,5,6,7]	1.32

Net investment income[5]	2.38

PORTFOLIO TURNOVER RATE	4%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period August 29, 2008 (inception date) to January 31, 2009.
[3]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.
[4]	Does not include expenses of the Underlying Funds in which the Fund invests.
[5]	Annualized.
[6]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares will not exceed 1.90% until August 31, 2009. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.
[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

116   Legg Mason Partners Target Retirement Series 2009 Annual Report

Legg Mason Partners Target Retirement 2040

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
 ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS FI SHARES[1]	2009[2]
NET ASSET VALUE, BEGINNING OF PERIOD	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.11

Net realized and unrealized loss	(4.31)

Total loss from operations	(4.20)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.12)

Total distributions	(0.12)

NET ASSET VALUE, END OF PERIOD	$7.08

Total return[3]	(36.91)%

NET ASSETS, END OF PERIOD (000s)	$310

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[4,5]	26.59%

Net expenses[4,5,6,7]	0.57

Net investment income[5]	3.16

PORTFOLIO TURNOVER RATE	4%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period August 29, 2008 (inception date) to January 31, 2009.
[3]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.
[4]	Does not include expenses of the Underlying Funds in which the Fund invests.
[5]	Annualized.
[6]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares will not exceed 1.15% until August 31, 2009. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.
[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Target Retirement Series 2009 Annual Report   117

Financial highlights continued

Legg Mason Partners Target Retirement 2040

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
 ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS R SHARES[1]	2009[2]
NET ASSET VALUE, BEGINNING OF PERIOD	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.10

Net realized and unrealized loss	(4.32)

Total loss from operations	(4.22)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.11)

Total distributions	(0.11)

NET ASSET VALUE, END OF PERIOD	$7.07

Total return[3]	(37.05)%

NET ASSETS, END OF PERIOD (000s)	$62

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[4,5]	26.90%

Net expenses[4,5,6,7]	0.82

Net investment income[5]	2.91

PORTFOLIO TURNOVER RATE	4%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period August 29, 2008 (inception date) to January 31, 2009.
[3]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.
[4]	Does not include expenses of the Underlying Funds in which the Fund invests.
[5]	Annualized.
[6]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares will not exceed 1.40% until August 31, 2009. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.
[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

118   Legg Mason Partners Target Retirement Series 2009 Annual Report

Legg Mason Partners Target Retirement 2040

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
 ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS I SHARES[1]	2009[2]
NET ASSET VALUE, BEGINNING OF PERIOD	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.12

Net realized and unrealized loss	(4.31)

Total loss from operations	(4.19)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.13)

Total distributions	(0.13)

NET ASSET VALUE, END OF PERIOD	$7.08

Total return[3]	(36.85)%

NET ASSETS, END OF PERIOD (000s)	$62

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[4,5]	26.39%

Net expenses[4,5,6,7]	0.27

Net investment income[5]	3.46

PORTFOLIO TURNOVER RATE	4%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period August 29, 2008 (inception date) to January 31, 2009.
[3]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.
[4]	Does not include expenses of the Underlying Funds in which the Fund invests.
[5]	Annualized.
[6]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares will not exceed 0.85% until August 31, 2009. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.
[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Target Retirement Series 2009 Annual Report   119

Financial highlights continued

Legg Mason Partners Target Retirement 2040

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
 ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS IS SHARES[1]	2009[2]
NET ASSET VALUE, BEGINNING OF PERIOD	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.12

Net realized and unrealized loss	(4.31)

Total loss from operations	(4.19)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.13)

Total distributions	(0.13)

NET ASSET VALUE, END OF PERIOD	$7.08

Total return[3]	(36.82)%

NET ASSETS, END OF PERIOD (000s)	$62

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[4,5]	26.39%

Net expenses[4,5,6,7]	0.12

Net investment income[5]	3.61

PORTFOLIO TURNOVER RATE	4%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period August 29, 2008 (inception date) to January 31, 2009.
[3]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.
[4]	Does not include expenses of the Underlying Funds in which the Fund invests.
[5]	Annualized.
[6]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class IS shares will not exceed 0.70% until August 31, 2009. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.
[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

120   Legg Mason Partners Target Retirement Series 2009 Annual Report

Legg Mason Partners Target Retirement 2045

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
 ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS A SHARES[1]	2009[2]
NET ASSET VALUE, BEGINNING OF PERIOD	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.11

Net realized and unrealized loss	(4.31)

Total loss from operations	(4.20)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.13)

Total distributions	(0.13)

NET ASSET VALUE, END OF PERIOD	$7.07

Total return[3]	(36.96)%

NET ASSETS, END OF PERIOD (000s)	$62

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[4,5]	26.53%

Net expenses[4,5,6,7]	0.57

Net investment income[5]	3.17

PORTFOLIO TURNOVER RATE	4%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period August 29, 2008 (inception date) to January 31, 2009.
[3]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.
[4]	Does not include expenses of the Underlying Funds in which the Fund invests.
[5]	Annualized.
[6]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 1.15% until August 31, 2009. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.
[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Target Retirement Series 2009 Annual Report   121

Financial highlights continued

Legg Mason Partners Target Retirement 2045

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
 ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS C SHARES[1]	2009[2]
NET ASSET VALUE, BEGINNING OF PERIOD	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.08

Net realized and unrealized loss	(4.31)

Total loss from operations	(4.23)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.11)

Total distributions	(0.11)

NET ASSET VALUE, END OF PERIOD	$7.06

Total return[3]	(37.20)%

NET ASSETS, END OF PERIOD (000s)	$66

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[4,5]	27.16%

Net expenses[4,5,6,7]	1.32

Net investment income[5]	2.40

PORTFOLIO TURNOVER RATE	4%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period August 29, 2008 (inception date) to January 31, 2009.
[3]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.
[4]	Does not include expenses of the Underlying Funds in which the Fund invests.
[5]	Annualized.
[6]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares will not exceed 1.90% until August 31, 2009. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.
[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

122   Legg Mason Partners Target Retirement Series 2009 Annual Report

Legg Mason Partners Target Retirement 2045

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
 ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS FI SHARES[1]	2009[2]
NET ASSET VALUE, BEGINNING OF PERIOD	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.11

Net realized and unrealized loss	(4.31)

Total loss from operations	(4.20)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.13)

Total distributions	(0.13)

NET ASSET VALUE, END OF PERIOD	$7.07

Total return[3]	(36.96)%

NET ASSETS, END OF PERIOD (000s)	$310

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[4,5]	26.48%

Net expenses[4,5,6,7]	0.57

Net investment income[5]	3.17

PORTFOLIO TURNOVER RATE	4%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period August 29, 2008 (inception date) to January 31, 2009.
[3]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.
[4]	Does not include expenses of the Underlying Funds in which the Fund invests.
[5]	Annualized.
[6]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares will not exceed 1.15% until August 31, 2009. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.
[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Target Retirement Series 2009 Annual Report   123

Financial highlights continued

Legg Mason Partners Target Retirement 2045

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
 ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS R SHARES[1]	2009[2]
NET ASSET VALUE, BEGINNING OF PERIOD	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.10

Net realized and unrealized loss	(4.31)

Total loss from operations	(4.21)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.12)

Total distributions	(0.12)

NET ASSET VALUE, END OF PERIOD	$7.07

Total return[3]	(37.01)%

NET ASSETS, END OF PERIOD (000s)	$62

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[4,5]	26.79%

Net expenses[4,5,6,7]	0.82

Net investment income[5]	2.92

PORTFOLIO TURNOVER RATE	4%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period August 29, 2008 (inception date) to January 31, 2009.
[3]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.
[4]	Does not include expenses of the Underlying Funds in which the Fund invests.
[5]	Annualized.
[6]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares will not exceed 1.40% until August 31, 2009. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.
[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

124   Legg Mason Partners Target Retirement Series 2009 Annual Report

Legg Mason Partners Target Retirement 2045

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
 ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS I SHARES[1]	2009[2]
NET ASSET VALUE, BEGINNING OF PERIOD	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.12

Net realized and unrealized loss	(4.32)

Total loss from operations	(4.20)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.13)

Total distributions	(0.13)

NET ASSET VALUE, END OF PERIOD	$7.07

Total return[3]	(36.90)%

NET ASSETS, END OF PERIOD (000s)	$62

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[4,5]	26.28%

Net expenses[4,5,6,7]	0.27

Net investment income[5]	3.47

PORTFOLIO TURNOVER RATE	4%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period August 29, 2008 (inception date) to January 31, 2009.
[3]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.
[4]	Does not include expenses of the Underlying Funds in which the Fund invests.
[5]	Annualized.
[6]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares will not exceed 0.85% until August 31, 2009. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.
[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Target Retirement Series 2009 Annual Report   125

Financial highlights continued

Legg Mason Partners Target Retirement 2045

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
 ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS IS SHARES[1]	2009[2]
NET ASSET VALUE, BEGINNING OF PERIOD	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.12

Net realized and unrealized loss	(4.31)

Total loss from operations	(4.19)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.14)

Total distributions	(0.14)

NET ASSET VALUE, END OF PERIOD	$7.07

Total return[3]	(36.86)%

NET ASSETS, END OF PERIOD (000s)	$62

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[4,5]	26.28%

Net expenses[4,5,6,7]	0.12

Net investment income[5]	3.62

PORTFOLIO TURNOVER RATE	4%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period August 29, 2008 (inception date) to January 31, 2009.
[3]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.
[4]	Does not include expenses of the Underlying Funds in which the Fund invests.
[5]	Annualized.
[6]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class IS shares will not exceed 0.70% until August 31, 2009. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.
[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

126   Legg Mason Partners Target Retirement Series 2009 Annual Report

Legg Mason Partners Target Retirement 2050

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
 ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS A SHARES[1]	2009[2]
NET ASSET VALUE, BEGINNING OF PERIOD	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.12

Net realized and unrealized loss	(4.33)

Total loss from operations	(4.21)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.11)

Total distributions	(0.11)

NET ASSET VALUE, END OF PERIOD	$7.08

Total return[3]	(36.98)%

NET ASSETS, END OF PERIOD (000s)	$76

RATIOS TO AVERAGE NET ASSETS:

Gross expenses4,5,	24.99%

Net expenses[4,5,6,7]	0.57

Net investment income[5]	3.57

PORTFOLIO TURNOVER RATE	4%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period August 29, 2008 (inception date) to January 31, 2009.
[3]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.
[4]	Does not include expenses of the Underlying Funds in which the Fund invests.
[5]	Annualized.
[6]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 1.15% until August 31, 2009. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.
[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Target Retirement Series 2009 Annual Report   127

Financial highlights continued

Legg Mason Partners Target Retirement 2050

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
 ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS C SHARES[1]	2009[2]
NET ASSET VALUE, BEGINNING OF PERIOD	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.08

Net realized and unrealized loss	(4.32)

Total loss from operations	(4.24)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.09)

Total distributions	(0.09)

NET ASSET VALUE, END OF PERIOD	$7.07

Total return[3]	(37.22)%

NET ASSETS, END OF PERIOD (000s)	$72

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[4,5]	26.81%

Net expenses[4,5,6,7]	1.32

Net investment income[5]	2.34

PORTFOLIO TURNOVER RATE	4%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period August 29, 2008 (inception date) to January 31, 2009.
[3]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.
[4]	Does not include expenses of the Underlying Funds in which the Fund invests.
[5]	Annualized.
[6]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares will not exceed 1.90% until August 31, 2009. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.
[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

128   Legg Mason Partners Target Retirement Series 2009 Annual Report

Legg Mason Partners Target Retirement 2050

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
 ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS FI SHARES[1]	2009[2]
NET ASSET VALUE, BEGINNING OF PERIOD	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.11

Net realized and unrealized loss	(4.32)

Total loss from operations	(4.21)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.11)

Total distributions	(0.11)

NET ASSET VALUE, END OF PERIOD	$7.08

Total return[3]	(36.98)%

NET ASSETS, END OF PERIOD (000s)	$310

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[4,5]	26.37%

Net expenses[4,5,6,7]	0.57

Net investment income[5]	3.12

PORTFOLIO TURNOVER RATE	4%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period August 29, 2008 (inception date) to January 31, 2009.
[3]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.
[4]	Does not include expenses of the Underlying Funds in which the Fund invests.
[5]	Annualized.
[6]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares will not exceed 1.15% until August 31, 2009. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.
[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Target Retirement Series 2009 Annual Report   129

Financial highlights continued

Legg Mason Partners Target Retirement 2050

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
 ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS R SHARES[1]	2009[2]
NET ASSET VALUE, BEGINNING OF PERIOD	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.10

Net realized and unrealized loss	(4.31)

Total loss from operations	(4.21)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.11)

Total distributions	(0.11)

NET ASSET VALUE, END OF PERIOD	$7.08

Total return[3]	(37.03)%

NET ASSETS, END OF PERIOD (000s)	$62

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[4,5]	26.68%

Net expenses[4,5,6,7]	0.82

Net investment income[5]	2.87

PORTFOLIO TURNOVER RATE	4%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period August 29, 2008 (inception date) to January 31, 2009.
[3]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.
[4]	Does not include expenses of the Underlying Funds in which the Fund invests.
[5]	Annualized.
[6]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares will not exceed 1.40% until August 31, 2009. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.
[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

130   Legg Mason Partners Target Retirement Series 2009 Annual Report

Legg Mason Partners Target Retirement 2050

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
 ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS I SHARES[1]	2009[2]
NET ASSET VALUE, BEGINNING OF PERIOD	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.12

Net realized and unrealized loss	(4.32)

Total loss from operations	(4.20)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.12)

Total distributions	(0.12)

NET ASSET VALUE, END OF PERIOD	$7.08

Total return[3]	(36.92)%

NET ASSETS, END OF PERIOD (000s)	$62

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[4,5]	26.17%

Net expenses[4,5,6,7]	0.27

Net investment income[5]	3.43

PORTFOLIO TURNOVER RATE	4%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period August 29, 2008 (inception date) to January 31, 2009.
[3]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.
[4]	Does not include expenses of the Underlying Funds in which the Fund invests.
[5]	Annualized.
[6]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares will not exceed 0.85% until August 31, 2009. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.
[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Target Retirement Series 2009 Annual Report   131

Financial highlights continued

Legg Mason Partners Target Retirement 2050

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
 ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS IS SHARES[1]	2009[2]
NET ASSET VALUE, BEGINNING OF PERIOD	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.12

Net realized and unrealized loss	(4.32)

Total loss from operations	(4.20)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.12)

Total distributions	(0.12)

NET ASSET VALUE, END OF PERIOD	$7.08

Total return[3]	(36.89)%

NET ASSETS, END OF PERIOD (000s)	$62

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[4,5]	26.17%

Net expenses[4,5,6,7]	0.12

Net investment income[5]	3.58

PORTFOLIO TURNOVER RATE	4%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period August 29, 2008 (inception date) to January 31, 2009.
[3]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.
[4]	Does not include expenses of the Underlying Funds in which the Fund invests.
[5]	Annualized.
[6]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class IS shares will not exceed 0.70% until August 31, 2009. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.
[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

132   Legg Mason Partners Target Retirement Series 2009 Annual Report

Legg Mason Partners Target Retirement Fund

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
 ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS A SHARES[1]	2009[2]
NET ASSET VALUE, BEGINNING OF PERIOD	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income[3]	0.27

Net realized and unrealized loss	(2.77)

Total loss from operations	(2.50)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.27)

Total distributions	(0.27)

NET ASSET VALUE, END OF PERIOD	$8.63

Total return[4]	(22.04)%

NET ASSETS, END OF PERIOD (000s)	$75

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[5,6]	23.77%

Net expenses[5,6,7,8]	0.62

Net investment income[6]	6.84

PORTFOLIO TURNOVER RATE	13%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period August 29, 2008 (inception date) to January 31, 2009.
[3]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.
[4]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.
[5]	Does not include expenses of the Underlying Funds in which the Fund invests.
[6]	Annualized.
[7]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 1.15% until August 31, 2009. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.
[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Target Retirement Series 2009 Annual Report   133

Financial highlights continued

Legg Mason Partners Target Retirement Fund

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
 ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS C SHARES[1]	2009[2]
NET ASSET VALUE, BEGINNING OF PERIOD	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income[3]	0.24

Net realized and unrealized loss	(2.77)

Total loss from operations	(2.53)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.25)

Total distributions	(0.25)

NET ASSET VALUE, END OF PERIOD	$8.62

Total return[4]	(22.32)%

NET ASSETS, END OF PERIOD (000s)	$81

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[5,6]	24.35%

Net expenses[5,6,7,8]	1.37

Net investment income[6]	6.06

PORTFOLIO TURNOVER RATE	13%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period August 29, 2008 (inception date) to January 31, 2009.
[3]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.
[4]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.
[5]	Does not include expenses of the Underlying Funds in which the Fund invests.
[6]	Annualized.
[7]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares will not exceed 1.90% until August 31, 2009. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.
[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

134   Legg Mason Partners Target Retirement Series 2009 Annual Report

Legg Mason Partners Target Retirement Fund

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
 ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS FI SHARES[1]	2009[2]
NET ASSET VALUE, BEGINNING OF PERIOD	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income[3]	0.27

Net realized and unrealized loss	(2.77)

Total loss from operations	(2.50)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.27)

Total distributions	(0.27)

NET ASSET VALUE, END OF PERIOD	$8.63

Total return[4]	(22.04)%

NET ASSETS, END OF PERIOD (000s)	$378

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[5,6]	23.72%

Net expenses[5,6,7,8]	0.62

Net investment income[6]	6.84

PORTFOLIO TURNOVER RATE	13%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period August 29, 2008 (inception date) to January 31, 2009.
[3]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.
[4]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.
[5]	Does not include expenses of the Underlying Funds in which the Fund invests.
[6]	Annualized.
[7]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares will not exceed 1.15% until August 31, 2009. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.
[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Target Retirement Series 2009 Annual Report   135

Financial highlights continued

Legg Mason Partners Target Retirement Fund

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
 ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS R SHARES[1]	2009[2]
NET ASSET VALUE, BEGINNING OF PERIOD	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income[3]	0.26

Net realized and unrealized loss	(2.77)

Total loss from operations	(2.51)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.26)

Total distributions	(0.26)

NET ASSET VALUE, END OF PERIOD	$8.63

Total return[4]	(22.10)%

NET ASSETS, END OF PERIOD (000s)	$76

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[5,6]	24.03%

Net expenses[5,6,7,8]	0.87

Net investment income[6]	6.59

PORTFOLIO TURNOVER RATE	13%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period August 29, 2008 (inception date) to January 31, 2009.
[3]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.
[4]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.
[5]	Does not include expenses of the Underlying Funds in which the Fund invests.
[6]	Annualized.
[7]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares will not exceed 1.40% until August 31, 2009. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.
[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

136   Legg Mason Partners Target Retirement Series 2009 Annual Report

Legg Mason Partners Target Retirement Fund

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
 ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS I SHARES[1]	2009[2]
NET ASSET VALUE, BEGINNING OF PERIOD	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income[3]	0.28

Net realized and unrealized loss	(2.77)

Total loss from operations	(2.49)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.28)

Total distributions	(0.28)

NET ASSET VALUE, END OF PERIOD	$8.63

Total return[4]	(21.96)%

NET ASSETS, END OF PERIOD (000s)	$76

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[5,6]	23.52%

Net expenses[5,6,7,8]	0.32

Net investment income[6]	7.14

PORTFOLIO TURNOVER RATE	13%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period August 29, 2008 (inception date) to January 31, 2009.
[3]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.
[4]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.
[5]	Does not include expenses of the Underlying Funds in which the Fund invests.
[6]	Annualized.
[7]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares will not exceed 0.85% until August 31, 2009. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.
[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Target Retirement Series 2009 Annual Report   137

Financial highlights continued

Legg Mason Partners Target Retirement Fund

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
 ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS IS SHARES[1]	2009[2]
NET ASSET VALUE, BEGINNING OF PERIOD	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income[3]	0.29

Net realized and unrealized loss	(2.78)

Total loss from operations	(2.49)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.28)

Total distributions	(0.28)

NET ASSET VALUE, END OF PERIOD	$8.63

Total return[4]	(21.92)%

NET ASSETS, END OF PERIOD (000s)	$76

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[5,6]	23.52%

Net expenses[5,6,7,8]	0.17

Net investment income[6]	7.29

PORTFOLIO TURNOVER RATE	13%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period August 29, 2008 (inception date) to January 31, 2009.
[3]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.
[4]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.
[5]	Does not include expenses of the Underlying Funds in which the Fund invests.
[6]	Annualized.
[7]	As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class IS shares will not exceed 0.70% until August 31, 2009. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.
[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

138   Legg Mason Partners Target Retirement Series 2009 Annual Report

Notes to financial statements

1.	Organization and significant accounting policies
Legg Mason Partners Target Retirement 2015 (“Retirement 2015”), Legg Mason Partners Target Retirement 2020 (“Retirement 2020”), Legg Mason Partners Target Retirement 2025 (“Retirement 2025”), Legg Mason Partners Target Retirement 2030 (“Retirement 2030”), Legg Mason Partners Target Retirement 2035 (“Retirement 2035”), Legg Mason Partners Target Retirement 2040 (“Retirement 2040”), Legg Mason Partners Target Retirement 2045 (“Retirement 2045”), Legg Mason Partners Target Retirement 2050 (“Retirement 2050”), and Legg Mason Partners Target Retirement Fund (“Retirement Fund”) (collectively, the “Funds”) are separate diversified series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds invest in other funds (“Underlying Funds”) which are mutual funds affiliated with Legg Mason, Inc. (“Legg Mason”) or exchange-traded funds that are based on an index and managed by unaffiliated investment advisers. The financial statements and financial highlights for the Underlying Funds are presented in a separate shareholder report for each respective Underlying Fund.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds may value these securities at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Effective August 29, 2008, the Funds adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing Retirement 2015’s assets carried at fair value:

Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	January 31, 2009	(Level 1)	(Level 2)	(Level 3)
Investments in securities	$722,935	$722,935	—	—

Legg Mason Partners Target Retirement Series 2009 Annual Report   139

Notes to financial statements continued

The following is a summary of the inputs used in valuing Retirement 2020’s assets carried at fair value:

Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	January 31, 2009	(Level 1)	(Level 2)	(Level 3)
Investments in securities	$933,565	$933,565	—	—

The following is a summary of the inputs used in valuing Retirement 2025’s assets carried at fair value:

Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	January 31, 2009	(Level 1)	(Level 2)	(Level 3)
Investments in securities	$764,959	$764,959	—	—

The following is a summary of the inputs used in valuing Retirement 2030’s assets carried at fair value:

Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	January 31, 2009	(Level 1)	(Level 2)	(Level 3)
Investments in securities	$702,913	$702,913	—	—

The following is a summary of the inputs used in valuing Retirement 2035’s assets carried at fair value:

Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	January 31, 2009	(Level 1)	(Level 2)	(Level 3)
Investments in securities	$650,194	$650,194	—	—

The following is a summary of the inputs used in valuing Retirement 2040’s assets carried at fair value:

Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	January 31, 2009	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$657,184	$657,184	—	—

The following is a summary of the inputs used in valuing Retirement 2045’s assets carried at fair value:

Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	January 31, 2009	(Level 1)	(Level 2)	(Level 3)
Investments in securities	$655,142	$655,142	—	—

140   Legg Mason Partners Target Retirement Series 2009 Annual Report

The following is a summary of the inputs used in valuing Retirement 2050’s assets carried at fair value:

Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	January 31, 2009	(Level 1)	(Level 2)	(Level 3)
Investments in securities	$677,051	$677,051	—	—

The following is a summary of the inputs used in valuing Retirement Fund’s assets carried at fair value:

Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	January 31, 2009	(Level 1)	(Level 2)	(Level 3)
Investments in securities	$776,822	$776,822	—	—

(b) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Net investment income distributions and short-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend as investment income. Interest income is recorded on an accrual basis. Long-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as realized gains. The cost of investments sold is determined by use of the specific identification method.

(c) Repurchase agreements. When entering into repurchase agreements, it is the Funds’ policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(d) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Class accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(f) Federal and other taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute substantially all of their taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of January 31, 2009, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Legg Mason Partners Target Retirement Series 2009 Annual Report   141

Notes to financial statements continued

(g) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. During the current year, the following reclassifications have been made:

		Undistributed/
		(Overdistributed)
		Net Investment	Paid-in
Fund		Income	Capital
Retirement 2015	(a)	$747	$(747)

Retirement 2020	(a)	834	(834)

Retirement 2025	(a)	972	(972)

Retirement 2030	(a)	980	(980)

Retirement 2035	(a)	628	(628)

Retirement 2040	(a)	705	(705)

Retirement 2045	(a)	664	(664)

Retirement 2050	(a)	945	(945)

Retirement Fund	(a)	761	(761)

(a)	Reclassifications are primarily due to non-deductible 12b-1 fees and non-deductible offering costs.

2.	Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is each Fund’s investment manager and Legg Mason Global Asset Allocation, LLC (“LMGAA”) is each Fund’s subadviser. LMPFA and LMGAA are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, each Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.10% of each Fund’s average daily net assets.

During the period ended January 31, 2009, each Fund had expense limitations in place for each Fund’s Class A, C, FI, R, I and IS shares of 1.15%, 1.90%, 1.15%, 1.40%, 0.85% and 0.70%, respectively, of the average daily net assets of each class. Management has contractually agreed to cap expenses on all classes until August 31, 2009. The expense limitations take into account the expenses of the Underlying Funds and brokerage commissions paid on purchases and sales of shares of ETFs. The expenses of the Underlying Funds are calculated based on an average of the net expense ratio (as shown in the most recent prospectus or shareholder report for each Underlying Fund as of the date of the Funds’ most recent prospectus) of the class of shares of each Underlying Fund held by a Fund, weighted in proportion to each Fund’s investment allocation among the Underlying Funds.

During the period ended January 31, 2009, Retirement 2015, Retirement 2020, Retirement 2025, Retirement 2030, Retirement 2035, Retirement 2040, Retirement 2045, Retirement 2050 and Retirement Fund waived fees and/or were reimbursed for expenses in the amounts of $77,835, $77,407, $78,248, $78,251, $77,993, $78,118, $77,783, $77,503 and $79,144, respectively.

LMPFA provides administrative and certain oversight services to the Funds. LMPFA delegates to the subadviser the day-to-day portfolio management of the Funds, except, in certain cases, for the management of cash and short-term instruments.

142   Legg Mason Partners Target Retirement Series 2009 Annual Report

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Funds’ sole and exclusive distributor.

For each Fund, there is a maximum initial sales charge of 5.75% for Class A shares. Each Fund has a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within one year from purchase payment. For each Fund, in certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate for each Fund. These purchases do not incur an initial sales charge.

For the period ended January 31, 2009, LMIS and its affiliates did not receive sales charges on sales of the Funds’ Class A shares. In addition, for the period ended January 31, 2009, there were no CDSCs paid to LMIS and its affiliates.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3.	Investments

During the period ended January 31, 2009, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Purchases	Sales
Retirement 2015	$1,113,756	$84,290

Retirement 2020	1,340,755	80,901

Retirement 2025	1,163,788	63,197

Retirement 2030	1,107,425	46,932

Retirement 2035	1,065,886	39,855

Retirement 2040	1,068,086	31,670

Retirement 2045	1,066,319	31,968

Retirement 2050	1,084,923	27,670

Retirement Fund	1,121,787	100,920

Legg Mason Partners Target Retirement Series 2009 Annual Report   143

Notes to financial statements continued

At January 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Fund	Appreciation	Depreciation	Depreciation
Retirement 2015	$556	$(294,299)	$(293,743)

Retirement 2020	556	(314,636)	(314,080)

Retirement 2025	529	(325,378)	(324,849)

Retirement 2030	529	(353,621)	(353,092)

Retirement 2035	502	(363,938)	(363,436)

Retirement 2040	502	(367,822)	(367,320)

Retirement 2045	502	(367,194)	(366,692)

Retirement 2050	502	(373,772)	(373,270)

Retirement Fund	610	(232,348)	(231,738)

4.	Class specific expenses, waivers and/or reimbursements

The Funds have adopted a Rule 12b-1 distribution plan and under that plan the Funds pay a service fee with respect to their Class A, C, FI and R shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. In addition, the Funds pay a distribution fee with respect to their Class C and R shares calculated at the annual rate of 0.75% and 0.25% of the average daily net assets of each class, respectively. Distribution fees are accrued daily and paid monthly.

During the period ended January 31, 2009, Retirement 2015, Retirement 2020, Retirement 2025, Retirement 2030, Retirement 2035, Retirement 2040, Retirement 2045, Retirement 2050 and Retirement Fund were reimbursed for 12b-1 distribution expenses of Class C shares in the amounts of $245, $317, $249, $236, $229, $227, $226, $227 and $258, respectively. Retirement 2020 was also reimbursed for 12b-1 distribution expenses of Class R shares in the amount of $80.

For the period ended January 31, 2009, class specific expenses were as follows:

	Distribution	Transfer Agent	Shareholder Reports
	Fees†	Fees†	Expenses†
Retirement 2015

Class A	$81	$22	$1,970

Class C	327	22	1,970

Class FI	406	21	9,860

Class R	162	21	1,970

Class I	—	21	1,970

Class IS	—	21	1,970

Total	$976	$128	$19,710

† For the period August 29, 2008 (inception date) to January 31, 2009.

144   Legg Mason Partners Target Retirement Series 2009 Annual Report

	Distribution	Transfer Agent	Shareholder Reports
	Fees†	Fees†	Expenses†
Retirement 2020

Class A	$80	$24	$1,970

Class C	423	23	1,970

Class FI	401	23	9,860

Class R	160	21	1,970

Class I	—	28	1,970

Class IS	—	23	1,970

Total	$1,064	$142	$19,710

Retirement 2025

Class A	$80	$22	$2,000

Class C	332	20	2,000

Class FI	395	21	10,000

Class R	158	20	2,000

Class I	—	20	2,000

Class IS	—	20	2,000

Total	$965	$123	$20,000

Retirement 2030

Class A	$77	$21	$2,000

Class C	315	21	2,000

Class FI	400	22	10,000

Class R	154	21	2,000

Class I	—	21	2,000

Class IS	—	21	2,000

Total	$946	$127	$20,000

Retirement 2035

Class A	$76	$21	$1,999

Class C	306	20	2,000

Class FI	378	24	10,000

Class R	151	20	2,000

Class I	—	20	2,000

Class IS	—	20	2,000

Total	$911	$125	$19,999

† For the period August 29, 2008 (inception date) to January 31, 2009.

Legg Mason Partners Target Retirement Series 2009 Annual Report   145

Notes to financial statements continued

	Distribution	Transfer Agent	Shareholder Reports
	Fees†	Fees†	Expenses†
Retirement 2040

Class A	$75	$19	$2,001

Class C	302	20	2,001

Class FI	376	20	10,000

Class R	150	20	2,000

Class I	—	20	2,000

Class IS	—	20	2,000

Total	$903	$119	$20,002

Retirement 2045

Class A	$75	$19	$2,001

Class C	301	20	2,001

Class FI	376	20	10,000

Class R	150	20	2,000

Class I	—	20	2,000

Class IS	—	20	2,000

Total	$902	$119	$20,002

Retirement 2050

Class A	$80	$19	$1,999

Class C	303	20	1,999

Class FI	376	20	10,000

Class R	150	20	2,000

Class I	—	20	2,000

Class IS	—	20	2,000

Total	$909	$119	$19,998

Retirement Fund

Class A	$86	$20	$2,000

Class C	344	20	2,000

Class FI	429	21	10,000

Class R	171	21	2,000

Class I	—	20	2,000

Class IS	—	21	2,000

Total	$1,030	$123	$20,000

†	For the period August 29, 2008 (inception date) to January 31, 2009.

146   Legg Mason Partners Target Retirement Series 2009 Annual Report

For the period ended January 31, 2009, class specific waivers and/or reimbursements were as follows:

	12b-1	Other Waivers/
	Reimbursements†	Reimbursements†
Retirement 2015

Class A	—	$7,815

Class C	$245	7,481

Class FI	—	39,005

Class R	—	7,815

Class I	—	7,834

Class IS	—	7,885

Total	$245	$77,835

Retirement 2020

Class A	—	$7,902

Class C	$317	6,362

Class FI	—	39,427

Class R	80	7,818

Class I	—	7,928

Class IS	—	7,970

Total	$397	77,407

Retirement 2025

Class A	—	$7,865

Class C	$249	7,594

Class FI	—	39,160

Class R	—	7,848

Class I	—	7,866

Class IS	—	7,915

Total	$249	$78,248

† For the period August 29, 2008 (inception date) to January 31, 2009.

Legg Mason Partners Target Retirement Series 2009 Annual Report   147

Notes to financial statements continued

	12b-1	Other Waivers/
	Reimbursements†	Reimbursements†
Retirement 2030

Class A	—	$7,802

Class C	$236	7,560

Class FI	—	39,400

Class R	—	7,801

Class I	—	7,820

Class IS	—	7,868

Total	$236	$78,251

Retirement 2035

Class A	—	$7,820

Class C	$229	7,602

Class FI	—	39,028

Class R	—	7,821

Class I	—	7,838

Class IS	—	7,884

Total	$229	$77,993

Retirement 2040

Class A	—	$7,836

Class C	$227	7,589

Class FI	—	39,103

Class R	—	7,836

Class I	—	7,854

Class IS	—	7,900

Total	$227	$78,118

Retirement 2045

Class A	—	$7,802

Class C	$226	7,560

Class FI	—	38,933

Class R	—	7,802

Class I	—	7,820

Class IS	—	7,866

Total	$226	$77,783

† For the period August 29, 2008 (inception date) to January 31, 2009.

148   Legg Mason Partners Target Retirement Series 2009 Annual Report

	12b-1	Other Waivers/
	Reimbursements†	Reimbursements†
Retirement 2050

Class A	—	$7,824

Class C	$227	7,499

Class FI	—	38,783

Class R	—	7,772

Class I	—	7,789

Class IS	—	7,836

Total	$227	$77,503

Retirement Fund

Class A	—	$7,942

Class C	$258	7,658

Class FI	—	39,628

Class R	—	7,941

Class I	—	7,961

Class IS	—	8,014

Total	$258	$79,144

†	For the period August 29, 2008 (inception date) to January 31, 2009.

5.	Distributions to shareholders by class

Period Ended
January 31, 2009†
Retirement 2015
Net Investment Income:

Class A	$1,765

Class C	1,581

Class FI	8,831

Class R	1,704

Class I	1,841

Class IS	1,878

Total	$17,600

† For the period August 29, 2008 (inception date) to January 31, 2009.

Legg Mason Partners Target Retirement Series 2009 Annual Report   149

Notes to financial statements continued

Period Ended
January 31, 2009†
Retirement 2020
Net Investment Income:

Class A	$1,555

Class C	1,373

Class FI	7,774

Class R	1,494

Class I	1,640

Class IS	1,664

Total	$15,500

Retirement 2025
Net Investment Income:

Class A	$1,520

Class C	1,326

Class FI	7,521

Class R	1,445

Class I	1,576

Class IS	1,612

Total	$15,000

Retirement 2030
Net Investment Income:

Class A	$1,408

Class C	1,236

Class FI	7,516

Class R	1,351

Class I	1,477

Class IS	1,512

Total	$14,500

† For the period August 29, 2008 (inception date) to January 31, 2009.

150   Legg Mason Partners Target Retirement Series 2009 Annual Report

Period Ended
January 31, 2009†
Retirement 2035
Net Investment Income:

Class A	$1,205

Class C	1,039

Class FI	6,028

Class R	1,150

Class I	1,272

Class IS	1,306

Total	$12,000

Retirement 2040
Net Investment Income:

Class A	$1,056

Class C	890

Class FI	5,277

Class R	1,000

Class I	1,122

Class IS	1,155

Total	$10,500

Retirement 2045
Net Investment Income:

Class A	$1,106

Class C	940

Class FI	5,527

Class R	1,050

Class I	1,172

Class IS	1,205

Total	$11,000

†	For the period August 29, 2008 (inception date) to January 31, 2009.

Legg Mason Partners Target Retirement Series 2009 Annual Report   151

Notes to financial statements continued

Period Ended
January 31, 2009†
Retirement 2050
Net Investment Income:

Class A	$1,195

Class C	819

Class FI	4,922

Class R	929

Class I	1,051

Class IS	1,084

Total	$10,000

Retirement Fund
Net Investment Income:

Class A	$2,356

Class C	2,159

Class FI	11,783

Class R	2,291

Class I	2,436

Class IS	2,475

Total	$23,500

†	For the period ended August 29, 2008 (inception date) January 31, 2009.

6.	Shares of beneficial interest

At January 31, 2009, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Funds have the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Period Ended
	January 31, 2009†
	Shares	Amount
Retirement 2015
Class A

Shares sold	8,772	$100,000

Net increase	8,772	$100,000

† For the period August 29, 2008 (inception date) to January 31, 2009.

152   Legg Mason Partners Target Retirement Series 2009 Annual Report

	Period Ended
	January 31, 2009†
	Shares	Amount
Class C

Shares sold	10,096	$110,695

Net increase	10,096	$110,695

Class FI

Shares sold	43,860	$500,000

Net increase	43,860	$500,000

Class R

Shares sold	8,772	$100,000

Net increase	8,772	$100,000

Class I

Shares sold	8,772	$100,000

Net increase	8,772	$100,000

Class IS

Shares sold	8,772	$100,000

Net increase	8,772	$100,000

Retirement 2020
Class A

Shares sold	8,772	$100,000

Net increase	8,772	$100,000

Class C

Shares sold	39,721	$351,829

Shares repurchased	(16)	(130)

Net increase	39,705	$351,699

Class FI

Shares sold	43,860	$500,000

Net increase	43,860	$500,000

Class R

Shares sold	8,772	$100,000

Net increase	8,772	$100,000

Class I

Shares sold	8,895	$101,000

Shares issued on reinvestment	1	12

Net increase	8,896	$101,012

† For the period August 29, 2008 (inception date) to January 31, 2009.

Legg Mason Partners Target Retirement Series 2009 Annual Report   153

Notes to financial statements continued

	Period Ended
	January 31, 2009†
	Shares	Amount
Class IS

Shares sold	8,772	$100,000

Net increase	8,772	$100,000

Retirement 2025
Class A

Shares sold	8,869	$100,801

Shares issued on reinvestment	2	16

Net increase	8,871	$100,817

Class C

Shares sold	21,014	$194,862

Net increase	21,014	$194,862

Class FI

Shares sold	43,860	$500,000

Net increase	43,860	$500,000

Class R

Shares sold	8,772	$100,000

Net increase	8,772	$100,000

Class I

Shares sold	8,772	$100,000

Net increase	8,772	$100,000

Class IS

Shares sold	8,772	$100,000

Net increase	8,772	$100,000

Retirement 2030
Class A

Shares sold	8,772	$100,000

Net increase	8,772	$100,000

Class C

Shares sold	11,581	$120,650

Net increase	11,581	$120,650

Class FI

Shares sold	46,886	$525,080

Shares issued on reinvestment	60	476

Shares repurchased	(154)	(1,258)

Net increase	46,792	$524,298

† For the period August 29, 2008 (inception date) to January 31, 2009.

154   Legg Mason Partners Target Retirement Series 2009 Annual Report

	Period Ended
	January 31, 2009†
	Shares	Amount
Class R

Shares sold	8,772	$100,000

Net increase	8,772	$100,000

Class I

Shares sold	8,772	$100,000

Net increase	8,772	$100,000

Class IS

Shares sold	8,772	$100,000

Net increase	8,772	$100,000

Retirement 2035
Class A

Shares sold	8,772	$100,000

Net increase	8,772	$100,000

Class C

Shares sold	10,311	$111,598

Net increase	10,311	$111,598

Class FI

Shares sold	43,860	$500,000

Net increase	43,860	$500,000

Class R

Shares sold	8,772	$100,000

Net increase	8,772	$100,000

Class I

Shares sold	8,772	$100,000

Net increase	8,772	$100,000

Class IS

Shares sold	8,772	$100,000

Net increase	8,772	$100,000

Retirement 2040
Class A

Shares sold	8,772	$100,000

Net increase	8,772	$100,000

Class C

Shares sold	9,721	$106,921

Net increase	9,721	$106,921

† For the period August 29, 2008 (inception date) to January 31, 2009.

Legg Mason Partners Target Retirement Series 2009 Annual Report   155

Notes to financial statements continued

	Period Ended
	January 31, 2009†
	Shares	Amount
Class FI

Shares sold	43,860	$500,000

Net increase	43,860	$500,000

Class R

Shares sold	8,772	$100,000

Net increase	8,772	$100,000

Class I

Shares sold	8,772	$100,000

Net increase	8,772	$100,000

Class IS

Shares sold	8,772	$100,000

Net increase	8,772	$100,000

Retirement 2045
Class A

Shares sold	8,772	$100,000

Net increase	8,772	$100,000

Class C

Shares sold	9,309	$103,900

Net increase	9,309	$103,900

Class FI

Shares sold	43,860	$500,000

Net increase	43,860	$500,000

Class R

Shares sold	8,772	$100,000

Net increase	8,772	$100,000

Class I

Shares sold	8,772	$100,000

Net increase	8,772	$100,000

Class IS

Shares sold	8,772	$100,000

Net increase	8,772	$100,000

† For the period August 29, 2008 (inception date) to January 31, 2009.

156   Legg Mason Partners Target Retirement Series 2009 Annual Report

	Period Ended
	January 31, 2009†
	Shares	Amount
Retirement 2050
Class A

Shares sold	10,650	$114,294

Shares issued on reinvestment	28	211

Shares repurchased	(28)	(207)

Net increase	10,650	$114,298

Class C

Shares sold	10,208	$110,030

Net increase	10,208	$110,030

Class FI

Shares sold	43,860	$500,000

Net increase	43,860	$500,000

Class R

Shares sold	8,772	$100,000

Net increase	8,772	$100,000

Class I

Shares sold	8,772	$100,000

Net increase	8,772	$100,000

Class IS

Shares sold	8,772	$100,000

Net increase	8,772	$100,000

Retirement Fund
Class A

Shares sold	8,772	$100,000

Net increase	8,772	$100,000

Class C

Shares sold	9,393	$105,451

Net increase	9,393	$105,451

Class FI

Shares sold	43,860	$500,000

Net increase	43,860	$500,000

Class R

Shares sold	8,772	$100,000

Net increase	8,772	$100,000

† For the period August 29, 2008 (inception date) to January 31, 2009.

Legg Mason Partners Target Retirement Series 2009 Annual Report   157

Notes to financial statements continued

	Period Ended
	January 31, 2009†
	Shares	Amount
Class I

Shares sold	8,772	$100,000

Net increase	8,772	$100,000

Class IS

Shares sold	8,772	$100,000

Net increase	8,772	$100,000

†	For the period August 29, 2008 (inception date) to January 31, 2009.

7.	Income tax information and distributions to shareholders

The tax character of distributions paid during the fiscal period ended January 31, 2009 were as follows:

	Retirement	Retirement	Retirement
	2015	2020	2025
Distributions Paid From:

Ordinary income	$17,600	$15,500	$15,000

	Retirement	Retirement	Retirement
	2030	2035	2040
Distributions Paid From:

Ordinary income	$14,500	$12,000	$10,500

	Retirement	Retirement	Retirement
	2045	2050	Fund
Distributions Paid From:

Ordinary income	$11,000	$10,000	$23,500

As of January 31, 2009, the components of accumulated earnings on a tax basis were as follows:

	Retirement		Retirement		Retirement
	2015		2020		2025
Undistributed ordinary income — net	$988		$1,046		$975

Capital loss carryforward*	(4,014)		(4,218)		(547)

Other book/tax temporary differences	(8,492	)(a)	(7,130	)(a)	(9,425	)(a)

Unrealized appreciation/(depreciation)	(293,743	)(b)	(314,080	)(b)	(324,849	)(b)

Total accumulated earnings/(losses) — net	$(305,261)		$(324,382)		$(333,846)

158   Legg Mason Partners Target Retirement Series 2009 Annual Report

	Retirement		Retirement		Retirement
	2030		2035		2040
Undistributed ordinary income — net	$553		—		$164

Capital loss carryforward*	(1,684)		$(407)		(425)

Other book/tax temporary differences	(2,026	)(a)	(12,182	)(a)	(11,313	)(a)

Unrealized appreciation/(depreciation)	(353,092	)(b)	(363,436	)(b)	(367,320	)(b)

Total accumulated earnings/(losses) — net	$(356,249)		$(376,025)		$(378,894)

	Retirement		Retirement		Retirement
	2045		2050		Fund
Undistributed ordinary income — net	—		$499		$1,469

Capital loss carryforward*	$(425)		(425)		(2,870)

Other book/tax temporary differences	(12,260	)(a)	(5,827	)(a)	(9,237	)(a)

Unrealized appreciation/(depreciation)	(366,692	)(b)	(373,270	)(b)	(231,738	)(b)

Total accumulated earnings/(losses) — net	$(379,377)		$(379,023)		$(242,376)

*	As of January 31, 2009, the Funds had the following net capital loss carryforwards remaining:

	Retirement	Retirement	Retirement	Retirement	Retirement
Year of Expiration	2015	2020	2025	2030	2035
1/31/2017	$(4,014)	$(4,218)	$(547)	$(1,684)	$(407)

	Retirement	Retirement	Retirement	Retirement
Year of Expiration	2040	2045	2050	Fund
1/31/2017	$(425)	$(425)	$(425)	$(2,870)

 These amounts will be available to offset any future taxable capital gains.

(a)	Other book/tax temporary differences are attributable primarily to the deferral of post-October capital losses for tax purposes and book/tax differences in the timing of the deductibility of various expenses.

(b)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

8.	Recent accounting pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Funds’ financial statements and related disclosures.

Legg Mason Partners Target Retirement Series 2009 Annual Report   159

Report of independent registered public accounting firm

The Board of Trustees and Shareholders
Legg Mason Partners Equity Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Legg Mason Partners Target Retirement 2015, Legg Mason Partners Target Retirement 2020, Legg Mason Partners Target Retirement 2025, Legg Mason Partners Target Retirement 2030, Legg Mason Partners Target Retirement 2035, Legg Mason Partners Target Retirement 2040, Legg Mason Partners Target Retirement 2045, Legg Mason Partners Target Retirement 2050 and Legg Mason Partners Target Retirement Fund, each a series of Legg Mason Partners Equity Trust, as of January 31, 2009, and the related statements of operations, changes in net assets and financial highlights for the period from August 29, 2008 (inception date) to January 31, 2009. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2009, by correspondence with the custodian and the investee funds’ transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Legg Mason Partners Target Retirement 2015, Legg Mason Partners Target Retirement 2020, Legg Mason Partners Target Retirement 2025, Legg Mason Partners Target Retirement 2030, Legg Mason Partners Target Retirement 2035, Legg Mason Partners Target Retirement 2040, Legg Mason Partners Target Retirement 2045, Legg Mason Partners Target Retirement 2050 and Legg Mason Partners Target Retirement Fund as of January 31, 2009, and the results of their operations, changes in their net assets and the financial highlights for the period from August 29, 2008 to January 31, 2009, in conformity with U.S. generally accepted accounting principles.

New York, New York
March 24, 2009

160   Legg Mason Partners Target Retirement Series 2009 Annual Report

Board approval of management and subadvisory
agreements (unaudited)

At a meeting of the Trust’s Board of Trustees, the Board considered the initial approval for a two-year period of the investment management agreement between the Trust, on behalf of each of Legg Mason Partners Target Retirement 2015, Legg Mason Partners Target Retirement 2020, Legg Mason Partners Target Retirement 2025, Legg Mason Partners Target Retirement 2030, Legg Mason Partners Target Retirement 2035, Legg Mason Partners Target Retirement 2040, Legg Mason Partners Target Retirement 2045, Legg Mason Partners Target Retirement 2050, and Legg Mason Partners Target Retirement Fund (each, a “Fund” and collectively, the “Funds”), and Legg Mason Partners Fund Advisor, LLC (the “Manager”), pursuant to which the Manager provides the Fund with investment advisory and administrative services, and the sub-advisory agreement between the Manager and Legg Mason Global Asset Allocation, LLC (the “Sub-Adviser”), with respect to each Fund, pursuant to which the Sub-Adviser provides day-to-day management of the Fund’s portfolio. (The management agreements and sub-advisory agreements are collectively referred to as the “Agreements.”) The Manager and the Sub-Adviser are wholly-owned subsidiaries of Legg Mason, Inc. The Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Funds were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-Adviser. The Independent Trustees requested and received information from the Manager and the Sub-Adviser they deemed reasonably necessary for their review of the Agreements and the services to be provided by the Manager and the Sub-Adviser. Included was information about the Manager, the Sub-Adviser and the Funds’ distributor, as well as the management, sub-advisory and distribution arrangements for each Fund and other funds overseen by the Board.

In voting to approve the Agreements, as to each Fund, the Independent Trustees considered whether the approval of the Agreements would be in the best interests of the Fund and its shareholders, an evaluation based on several factors including those discussed below.

Nature, extent and quality of the services to be provided to the fund under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services to be provided to the Fund by the Manager and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement, respectively. The Trustees also considered the Manager’s supervisory activities over the Sub-Adviser. In addition, the Independent Trustees received and considered other information regarding the administrative and other services to be rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of other funds in the Legg Mason Partners fund complex, including the management of cash and short-term instruments, and the Manager’s role in coordinating the activities of the Sub-Adviser and the Fund’s other service providers. The Board’s evaluation of the services to be provided by the Manager and the Sub-Adviser took into account the Board’s knowledge and familiarity gained as Board members of funds in the Legg Mason Partners fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Adviser and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own expanded compliance programs and the compliance program to be implemented for the Fund. The Board also considered the Manager’s response to recent regulatory compliance issues affecting the Manager and the Legg Mason Partners fund complex. The Board reviewed information received from the Manager and the Fund’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team that would be primarily responsible for the day-to-day portfolio management of the Fund. The Trustees then discussed with representatives of management the portfolio management strategy of the Fund’s portfolio managers. The Trustees noted that the Manager was committed to providing the resources necessary to assist the portfolio managers in managing the Fund. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available to the Manager’s parent organization, Legg Mason, Inc.

Legg Mason Partners Target Retirement Series   161

Board approval of management and subadvisory
agreements (unaudited) continued

The Board also considered the division of responsibilities between the Manager and the Sub-Adviser and the oversight to be provided by the Manager. The Board also considered the Manager’s and the Sub-Adviser’s brokerage policies and practices, the standards applied in seeking best execution, the Manager’s policies and practices regarding soft dollars, and the existence of quality controls applicable to brokerage allocation procedures. In addition, management also reported to the Board on, among other things, its business plans, recent organizational changes, portfolio manager compensation plan and policy regarding portfolio managers’ ownership of fund shares.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services expected to be provided under the respective Agreement by the Manager and the Sub-Adviser.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services expected to be provided by the Manager and the Sub-Adviser, respectively. The Board noted that the Sub-Adviser does not receive a fee and, accordingly, that the retention of the Sub-Adviser would not increase the fees and expenses to be incurred by the Fund.

The Board also reviewed information regarding the fees the Manager and the Sub-Adviser charged any of their U.S. clients investing primarily in an asset class similar to that of the Fund including, where applicable, separate accounts. The Manager reviewed with the Board the significant differences in the scope of services provided to the Fund and to such other clients, noting that the Fund is provided with regulatory compliance and administrative services, office facilities and Fund officers (including the Fund’s chief financial, chief legal and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other fund service providers, including the Sub-Adviser. The Board considered the fee comparisons in light of the scope of services required to manage these different types of accounts.

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes. Management also discussed with the Board the Fund’s proposed distribution arrangements, including how amounts to be received by the Fund’s distributors would be expended, and the estimated fees to be received and estimated expenses to be incurred in connection with such arrangements by affiliates of the Manager. Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fee with those of a group of comparable retail front-end load funds, which showed that the Fund’s Contractual Management Fee was competitive with the management fees paid by such other funds.

Economies of scale

The Board also noted that as the Fund’s assets increase over time, the Fund and its shareholders should realize economies of scale as certain expenses, such as fixed fund fees, become a smaller percentage of overall assets. The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources.

Taking all of the above into consideration, the Board determined that the management fee was reasonable in light of the comparative expense information and the nature, extent and quality of the services expected to be provided to the Fund under the Agreements.

Other benefits to the manager

The Board considered other benefits expected to be received by the Manager and its affiliates, including the Sub-Adviser, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. In light of the expected costs of providing investment management and

162   Legg Mason Partners Target Retirement Series

other services to the Fund and the Manager’s commitment to the Fund, the other ancillary benefits that the Manager and its affiliates expect to receive were considered reasonable.

Based on their discussions and considerations, including those described above, the Trustees approved the Management Agreement and the Sub-Advisory Agreement.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement.

Legg Mason Partners Target Retirement Series   163

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of Legg Mason Partners Equity Trust (the “Trust”) are managed under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers is set forth below. The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432.

NON-INTERESTED TRUSTEES
PAUL R. ADES c/o R. Jay Gerken, CFA, Legg Mason & Co., LLC (“Legg Mason”) 620 Eighth Avenue, New York, NY 10018

Birth year	1940

Position(s) held with Fund[1]	Trustee

Term of office[1] and length of time served[2]	Since 1983

Principal occupation(s) during past five years	Law Firm of Paul R. Ades, PLLC (since 2000)

Number of portfolios in fund complex over-seen by Trustee	57

Other board member- ships held by Trustee	None

ANDREW L. BREECH c/o R. Jay Gerken, CFA, Legg Mason 620 Eighth Avenue, New York, NY 10018

Birth year	1952

Position(s) held with Fund[1]	Trustee

Term of office[1] and length of time served[2]	Since 1991

Principal occupation(s) during past five years	President, Dealer Operating Control Service, Inc. (automotive retail management) (since 1985)

Number of portfolios in fund complex over-seen by Trustee	57

Other board member- ships held by Trustee	None

164   Legg Mason Partners Target Retirement Series

DWIGHT B. CRANE c/o R. Jay Gerken, CFA, Legg Mason 620 Eighth Avenue, New York, NY 10018

Birth year	1937

Position(s) held with Fund[1]	Trustee

Term of office[1] and length of time served[2]	Since 1981

Principal occupation(s) during past five years	Independent Consultant (since 1969); formerly, Professor, Harvard Business School (from 1969 to 2007)

Number of portfolios in fund complex over-seen by Trustee	57

Other board member- ships held by Trustee	None

ROBERT M. FRAYN, JR. c/o R. Jay Gerken, CFA, Legg Mason 620 Eighth Avenue, New York, NY 10018

Birth year	1934

Position(s) held with Fund[1]	Trustee

Term of office[1] and length of time served[2]	Since 1981

Principal occupation(s) during past five years	Retired

Number of portfolios in fund complex over-seen by Trustee	57

Other board member- ships held by Trustee	None

Legg Mason Partners Target Retirement Series   165

Additional information (unaudited) continued
Information about Trustees and Officers

FRANK G. HUBBARD c/o R. Jay Gerken, CFA, Legg Mason 620 Eighth Avenue, New York, NY 10018

Birth year	1937

Position(s) held with Fund[1]	Trustee

Term of office[1] and length of time served[2]	Since 1993

Principal occupation(s) during past five years	President, Avatar International, Inc. (business development) (since 1998)

Number of portfolios in fund complex over-seen by Trustee	57

Other board member- ships held by Trustee	None

HOWARD J. JOHNSON c/o R. Jay Gerken, CFA, Legg Mason 620 Eighth Avenue, New York, NY 10018

Birth year	1938

Position(s) held with Fund[1]	Trustee

Term of office[1] and length of time served[2]	From 1981 to 1998 and 2000 to Present

Principal occupation(s) during past five years	Chief Executive Officer, Genesis Imaging LLC (technology company) (since 2003)

Number of portfolios in fund complex over-seen by Trustee	57

Other board member- ships held by Trustee	None

166   Legg Mason Partners Target Retirement Series

DAVID E. MARYATT c/o R. Jay Gerken, CFA, Legg Mason 620 Eighth Avenue, New York, NY 10018

Birth year	1936

Position(s) held with Fund[1]	Trustee

Term of office[1] and length of time served[2]	Since 1983

Principal occupation(s) during past five years	Private Investor; President and Director, ALS Co. (real estate management and development firm) (since 1993)

Number of portfolios in fund complex over-seen by Trustee	57

Other board member- ships held by Trustee	None

JEROME H. MILLER c/o R. Jay Gerken, CFA, Legg Mason 620 Eighth Avenue, New York, NY 10018

Birth year	1938

Position(s) held with Fund[1]	Trustee

Term of office[1] and length of time served[2]	Since 1995

Principal occupation(s) during past five years	Retired

Number of portfolios in fund complex over-seen by Trustee	57

Other board member- ships held by Trustee	None

Legg Mason Partners Target Retirement Series   167

Additional information (unaudited) continued
Information about Trustees and Officers

KEN MILLER c/o R. Jay Gerken, CFA, Legg Mason 620 Eighth Avenue, New York, NY 10018

Birth year	1942

Position(s) held with Fund[1]	Trustee

Term of office[1] and length of time served[2]	Since 1983

Principal occupation(s) during past five years	President, Young Stuff Apparel Group, Inc. (apparel manufacturer) (since 1963)

Number of portfolios in fund complex over-seen by Trustee	57

Other board member- ships held by Trustee	None

JOHN J. MURPHY c/o R. Jay Gerken, CFA, Legg Mason 620 Eighth Avenue, New York, NY 10018

Birth year	1944

Position(s) held with Fund[1]	Trustee

Term of office[1] and length of time served[2]	Since 2002

Principal occupation(s) during past five years	President, Murphy Capital Management (investment advice) (since 1983)

Number of portfolios in fund complex over-seen by Trustee	57

Other board member- ships held by Trustee	Director, Nicholas Applegate funds; Trustee, Consulting Group Capital Markets Funds; formerly, Director, Atlantic Stewardship Bank (from 2004 to 2005); Director, Barclays International Funds Group Ltd. and affiliated companies (from 1983 to 2003)

168   Legg Mason Partners Target Retirement Series

THOMAS F. SCHLAFLY c/o R. Jay Gerken, CFA, Legg Mason 620 Eighth Avenue, New York, NY 10018

Birth year	1948

Position(s) held with Fund[1]	Trustee

Term of office[1] and length of time served[2]	Since 1983

Principal occupation(s) during past five years	Of Counsel, Husch Blackwell Sanders LLP (law firm) (since 1984); President, The Saint Louis Brewery, Inc. (brewery) (since 1989)

Number of portfolios in fund complex over-seen by Trustee	57

Other board member- ships held by Trustee	Director, Citizens National Bank of Greater St. Louis, Maplewood, MO (since 2006)

JERRY A. VISCIONE c/o R. Jay Gerken, CFA, Legg Mason 620 Eighth Avenue, New York, NY 10018

Birth year	1944

Position(s) held with Fund[1]	Trustee

Term of office[1] and length of time served[2]	Since 1993

Principal occupation(s) during past five years	Retired

Number of portfolios in fund complex over-seen by Trustee	57

Other board member- ships held by Trustee	None

Legg Mason Partners Target Retirement Series   169

Additional information (unaudited) continued
Information about Trustees and Officers

INTERESTED TRUSTEE
R. JAY GERKEN, CFA[3] Legg Mason 620 Eighth Avenue, New York, NY 10018

Birth year	1951

Position(s) held with Fund[1]	Trustee, President, Chairman, and Chief Executive Officer

Term of office[1] and length of time served[2]	Since 2002

Principal occupation(s) during past five years	Managing Director of Legg Mason; Chairman of the Board and Trustee/ Director of 159 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) and its affiliates; President of LMPFA (since 2006); Chairman, President and Chief Executive Officer of certain mutual funds associated with Legg Mason and its affiliates; formerly, Chairman, Smith Barney Fund Management LLC (“SBFM”) and CitiFund Management Inc. (“CFM”) (from 2002 to 2005); formerly, Chairman President and Chief Executive Officer of Travelers Investment Adviser, Inc. (“TIA”) (from 2002 to 2005)

Number of portfolios in fund complex over-seen by Trustee	146

Other board member- ships held by Trustee	Trustee, Consulting Group Capital Markets Funds (from 2002 to 2006)
OFFICERS
KAPREL OZSOLAK Legg Mason 55 Water Street, New York, NY 10041

Birth year	1965

Position(s) held with Fund[1]	Chief Financial Officer and Treasurer

Term of office[1] and length of time served[2]	Since 2004

Principal occupation(s) during past five years	Director of Legg Mason; Chief Financial Officer and Treasurer of certain mutual funds associated with Legg Mason; formerly, Controller of certain mutual funds associated with certain predecessor firms of Legg Mason (from 2002 to 2004)

170   Legg Mason Partners Target Retirement Series

TED P. BECKER Legg Mason 620 Eighth Avenue, New York, NY 10018

Birth year	1951

Position(s) held with Fund[1]	Chief Compliance Officer

Term of office[1] and length of time served[2]	Since 2006

Principal occupation(s) during past five years	Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance at Legg Mason (since 2005); Chief Compliance Officer with certain mutual funds associated with Legg Mason, LMPFA and certain affiliates (since 2006); formerly, Managing Director of Compliance at CAM or its predecessor (from 2002 to 2005);

JOHN CHIOTA Legg Mason 100 First Stamford Place, Stamford, CT 06902

Birth year	1968

Position(s) held with Fund[1]	Chief Anti-Money Laundering Compliance Officer/Identity Theft Prevention Officer

Term of office[1] and length of time served[2]	Since 2006/2008

Principal occupation(s) during past five years	Identity Theft Prevention Officer of certain mutual funds associated with Legg Mason (since 2008); Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason (since 2006); Vice President of Legg Mason (since 2005); Vice President at CAM (since 2004); Prior to August 2004, Chief Anti-Money Laundering Compliance Officer of TD Waterhouse

ROBERT I. FRENKEL Legg Mason 100 First Stamford Place, Stamford, CT 06902

Birth year	1954

Position(s) held with Fund[1]	Secretary and Chief Legal Officer

Term of office[1] and length of time served[2]	Since 2003

Principal occupation(s) during past five years	Managing Director and General Counsel of Global Mutual Funds for Legg Mason and its predecessors (since 1994); Secretary and Chief Legal Officer of mutual funds associated with Legg Mason (since 2003); formerly, Secretary of CFM (from 2001 to 2004)

Legg Mason Partners Target Retirement Series   171

Additional information (unaudited) continued
Information about Trustees and Officers

THOMAS C. MANDIA Legg Mason 100 First Stamford Place, Stamford, CT 06902

Birth year	1962

Position(s) held with Fund[1]	Assistant Secretary

Term of office[1] and length of time served[2]	Since 2000

Principal occupation(s) during past five years	Managing Director and Deputy General Counsel of Legg Mason (since 2005); Managing Director and Deputy General Counsel for CAM (from 1992 to 2005)

STEVEN FRANK Legg Mason 55 Water Street, New York, NY 10041

Birth year	1967

Position(s) held with Fund[1]	Controller

Term of office[1] and length of time served[2]	Since 2005

Principal occupation(s) during past five years	Vice President of Legg Mason (since 2002); Controller of certain mutual funds associated with Legg Mason or its predecessors (since 2005); formerly, Assistant Controller of certain mutual funds associated with Legg Mason predecessors (from 2001 to 2005)

ALBERT LASKAJ Legg Mason 55 Water Street, New York, NY 10041

Birth year	1977

Position(s) held with Fund[1]	Controller

Term of office[1] and length of time served[2]	Since 2007

Principal occupation(s) during past five years	Vice President of Legg Mason (since 2008); Controller of certain mutual funds associated with Legg Mason (since 2007); formerly, Assistant Controller of certain mutual funds associated with Legg Mason (from 2005 to 2007); formerly, Accounting Manager of certain mutual funds associated with certain predecessor firms of Legg Mason (from 2003 to 2005)

[1]	Each Trustee and Officer serves until his or her successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee or Officer became a Board Member or Officer, as applicable for a fund in the Legg Mason Partners funds complex.

[3]	Mr. Gerken is an “interested person” of the Trust as defined in the 1940 Act, because Mr. Gerken is an officer of LMPFA and certain of its affiliates.

172   Legg Mason Partners Target Retirement Series

Important tax information (unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended January 31, 2009:

	Retirement	Retirement	Retirement
	2015	2020	2025
Record date:	12/29/2008	12/29/2008	12/29/2008

Payable date:	12/30/2008	12/30/2008	12/30/2008

Ordinary income:

Qualified dividend income for individuals	23.74%	28.10%	30.95%

Dividends qualifying for the dividends received deduction for corporations	3.18%	4.35%	5.39%

	Retirement	Retirement	Retirement
	2030	2035	2040
Record date:	12/29/2008	12/29/2008	12/29/2008

Payable date:	12/30/2008	12/30/2008	12/30/2008

Ordinary income:

Qualified dividend income for individuals	35.08%	40.93%	41.45%

Dividends qualifying for the dividends received deduction for corporations	7.21%	9.97%	11.77%

	Retirement	Retirement	Retirement
	2045	2050	Fund
Record date:	12/29/2008	12/29/2008	12/29/2008

Payable date:	12/30/2008	12/30/2008	12/30/2008

Ordinary income:

Qualified dividend income for individuals	39.89%	44.50%	9.09%

Dividends qualifying for the dividends received deduction for corporations	11.56%	12.62%	1.02%

Please retain this information for your records.

Legg Mason Partners Target Retirement Series   173

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Legg Mason Partners Target Retirement Series

Trustees

Paul R. Ades
Andrew L. Breech
Dwight B. Crane
Robert M. Frayn, Jr.
R. Jay Gerken, CFA
  Chairman
Frank G. Hubbard
Howard J. Johnson
David E. Maryatt
Jerome H. Miller
Ken Miller
John J. Murphy
Thomas F. Schlafly
Jerry A. Viscione

Investment manager

Legg Mason Partners Fund
Advisor, LLC

Subadviser

Legg Mason Global Asset
Allocation, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent*

Boston Financial Data Services, Inc.
2 Heritage Drive
North Quincy, Massachusetts 02171

Independent registered public
accounting firm

KPMG LLP
345 Park Avenue
New York, New York 10154

*	Prior to April 4, 2009, PNC Global Investment Servicing was the Funds’ transfer agent.

Legg Mason Partners Target Retirement Series

Legg Mason Partners Target Retirement 2015
Legg Mason Partners Target Retirement 2020
Legg Mason Partners Target Retirement 2025
Legg Mason Partners Target Retirement 2030
Legg Mason Partners Target Retirement 2035
Legg Mason Partners Target Retirement 2040
Legg Mason Partners Target Retirement 2045
Legg Mason Partners Target Retirement 2050
Legg Mason Partners Target Retirement Fund

The Funds are separate investment series of Legg Mason Partners Equity Trust, a Maryland business trust.

Legg Mason Partners Target Retirement Series
Legg Mason Funds
55 Water Street
New York, New York 10041

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on the Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Funds, shareholders can call Fund Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432.

Information on how the Funds voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling Fund Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432, (2) on the Funds’ website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Partners Target Retirement Series. This report is not authorized for distribution to prospective investors in the Legg Mason Partners Target Retirement Series unless preceded or accompanied by a current prospectus.

Investors should consider each Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Funds. Please read the prospectus carefully before you invest.

www.leggmason.com/individualinvestors

2009 Legg Mason Investor Services, LLC
Member FINRA, SIPC

BUILT TO WINSM

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

• Each was purposefully chosen for their commitment to investment excellence.

• Each is focused on specific investment styles and asset classes.

• Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	Ranked ninth-largest money manager in the world, according to Pensions & Investments. May 26, 2008, based on 12/31/07 worldwide assets under management.

www.leggmason.com/individualinvestors

©2009 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX011674 3/09 SR09-776

NOT PART OF THE ANNUAL REPORT

ITEM 2. CODE OF ETHICS.
The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The Board of Directors of the registrant has determined that Jerry A. Viscione possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mr. Viscione as the Audit Committee’s financial expert. Mr. Viscione is an “independent” Director pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES
a) Audit Fees. The aggregate fees billed in the last two fiscal years ending January 31, 2008 and January 31, 2009 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $132,000 in 2008 and $147,200 in 2009.
b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $33,500 in 2008 and $0 in 2009. These services consisted of procedures performed in connection with the Re-domiciliation of the various reviews of Prospectus supplements, and consent issuances related to the N-1A filings and calculations pursuant to Funds revolving credit for the Legg Mason Partners Equity Trust.
In addition, there were no Audit-Related Fees billed in the Reporting Period for assurance and related services by the Auditor to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Legg Mason Partners Equity Trust (“service affiliates”), that were reasonably related to the performance of the annual audit of the service affiliates. Accordingly, there were no such fees that required pre-approval by the Audit Committee for the Reporting Periods (prior to August 6, 2003 services provided by the Auditor were not required to be pre-approved).
(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $16,600 in 2008 and $39,700 in 2009. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.
There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.
d) All Other Fees. There were no other fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) and (c) of this Item 4 for the Legg Mason Partners Equity Trust.
All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Legg Mason Partners Equity Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre—approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.
(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.
The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.
Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.
(2) For the Legg Mason Partners Equity Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 0% for 2007 and 2008; Tax Fees were 100% and 0% for 2007 and 2008; and Other Fees were 100% and 0% for 2007 and 2008.
(f) N/A
(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Equity Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Legg Mason Partners Equity Trust during the reporting period were $0 in 2008.
(h) Yes. Legg Mason Partners Equity Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Partners Equity Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:
Paul R. Ades
Andrew L. Breech
Dwight B. Crane
Robert M. Frayn, Jr.
Frank G. Hubbard
Howard J. Johnson
David E. Maryatt
Jerome H. Miller
Ken Miller
John J. Murphy
Thomas F. Schlafly
Jerry A. Viscione
b)	Not applicable.
ITEM 6. SCHEDULE OF INVESTMENTS.
Included herein under Item 1.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not applicable.
ITEM 11. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.
(a) (1) Code of Ethics attached hereto.
Exhibit 99.CODE ETH
(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT
(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.
Legg Mason Partners Equity Trust

By:	/s/ R. Jay Gerken (R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Equity Trust
Date: April 6, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken (R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Equity Trust
Date: April 6, 2009

By:	/s/ Kaprel Ozsolak (Kaprel Ozsolak)
Chief Financial Officer of
Legg Mason Partners Equity Trust
Date: April 6, 2009